UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-23574

Exact name of registrant as specified in charter:	PGIM Short Duration High Yield Opportunities Fund

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2025

Date of reporting period:	1/31/2025

Item 1 – Reports to Stockholders

(a) Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM FIXED INCOME CLOSED-END FUNDS

PGIM GLOBAL HIGH YIELD FUND, INC. (GHY)

PGIM HIGH YIELD BOND FUND, INC. (ISD)

PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND (SDHY)

SEMIANNUAL REPORT

JANUARY 31, 2025

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2025 were not audited and, accordingly, no auditor’s opinion is expressed on them.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial Company. © 2025 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Fixed Income Closed-End Funds informative and useful. The report covers performance for the six-month period ended January 31, 2025.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.4 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Fixed Income Closed-End Funds

March 14, 2025

PGIM Fixed Income Closed-End Funds 3

PGIM Global High Yield Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund seeks to provide a high level of current income.

Price Per Share as of 1/31/2025

$13.28 Net Asset Value (NAV)

$12.97 Market Price

	Total Returns as of 1/31/25	Average Annual Total Returns as of 1/31/25
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Net Asset Value (NAV)	6.58	13.46	4.66	5.75

Market Price	9.89	26.13	7.30	6.95

Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index

	6.13	12.06	4.14	5.34

*Not annualized

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2025

Duration	4.8 years	Average Maturity	6.3 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

4 Visit our website at pgim.com/investments

Credit Quality expressed as a percentage of total investments as of 1/31/25 (%)

AAA	1.4

BBB	9.9

BB	44.5

B	29.7

CCC	10.8

CC	0.2

C	0.5

Not Rated	3.2

Cash/Cash Equivalents	(0.2)

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distribution Rate and Dividends as of 1/31/2025

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at Market Price as of 1/31/2025

$0.63	$0.105	9.71%

Distribution Rate at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2025.

PGIM Fixed Income Closed-End Funds 5

Strategy and Performance Overview*

PGIM Global High Yield Fund, Inc.

How did the Fund perform?

The PGIM Global High Yield Fund, Inc.’s shares returned 9.89% based on market price and 6.58% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2025. For the same period, the Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) returned 6.13%, including reinvestment of dividends.

What were the market conditions?

•

Global high yield bond spreads tightened during the reporting period, as risk assets benefited from increasingly benign inflation data, better-than-feared corporate earnings, and the expectation that central banks would pivot to rate cuts sometime in the second half of 2024. Meanwhile, the technical backdrop remained supportive due to a variety of factors, including lower new issuance, sizable rising stars, and a growing share of below-investment-grade companies opting to issue in the private markets instead.

•

In the US, spreads on the Bloomberg US Corporate High Yield 1% Issuer Capped Index tightened by 56 basis points (bps) to end the period at 289 bps. (One basis point equals 0.01%). This Index posted total returns and excess returns of 4.87% and 3.48%, respectively, over the reporting period. By quality, all ratings categories exhibited positive total returns, with lower-quality (CCC-rated) bonds outperforming. High yield capital market activity in January 2025 totaled $23 billion ($7.6 billion ex-refinancing) across 27 deals, less than the average January volume of $28.9 billion since 2010. Over the reporting period, gross issuance totaled approximately $147 billion ($47 billion ex-refinancing). The par-weighted US high yield default rate, including distressed exchanges, ended the reporting period at 1.43%, down from 2.77% at the beginning of the period, according to J.P. Morgan.

•

In Europe, spreads on the Bloomberg Pan-European High Yield Index tightened by 81 bps to end the period at 405 bps amid improved risk sentiment and limited net new issuance. By quality, all credit tiers posted positive returns, with CCC-rated bonds outperforming as risk sentiment improved markedly over the reporting period.

•

In the emerging markets debt sector, fundamentals remained resilient, with high yield sovereigns and corporates posting positive total returns, helping to drive spread compression to historically tight levels amid negative net supply. Emerging markets hard currency spreads, as measured by the JP Morgan EMBI Global Diversified Index, tightened during the reporting period, with the high yield portion of that Index tightening 188 bps to end the period at 537 bps.

6 Visit our website at pgim.com/investments

What worked?

•

Having more market risk in the Fund, on average, than the Index was a strong contributor to relative returns over the reporting period. Overall security selection and sector allocation also contributed to performance.

•	Within security selection, selection in retailers & restaurants, electric utilities, health care & pharmaceuticals, and media & entertainment contributed the most to performance.

•	Within sector allocation, an overweight to the emerging markets high yield sector was the largest contributor to growth.

•	Among industry positions, overweights to retailers & restaurants, upstream energy, and telecom contributed the most to performance.

•	Underweights to EchoStar Corp. (cable & satellite), Heritage Power LLC (electric & water), and DSG Topco Inc. (technology) were among the largest single-name contributors.

What didn’t work?

•	Within security selection, selection in chemicals, building materials & home construction, and telecom detracted the most from performance.

•	Within sector allocation, overweights to the US high yield corporate, US bank loan, and emerging markets investment-grade sectors detracted the most from performance.

•

Among industry positions, overweights to the foreign non-corporate and health care & pharmaceutical sectors, along with an underweight to the other financials sector, detracted the most from performance.

•	Overweights to TalkTalk Holdings Ltd. (telecom), Venator Materials PLC (chemicals), and TPC Holdings Inc. (chemicals) were among the largest single-name detractors.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2025, the Fund had borrowed $135 million and was 19.90% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was 20.72%.

Did the Fund use derivatives?

The Fund utilized credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded derivatives in the form of US Treasury futures and total return swaps, the combined impact of which was negative.

PGIM Fixed Income Closed-End Funds 7

Strategy and Performance Overview* (continued)

Current outlook

•

As the high yield market starts 2025 with a net-supply deficit, attractive absolute yields, and an overall robust credit environment, PGIM Fixed Income continues to believe that certain notable risks, such as geopolitics, are not sufficiently reflected in current spreads. Nonetheless, with the “Trump trade” still in full swing, PGIM Fixed Income has observed an uptick in C-suite bullishness and optimism, which it believes bodes well for the US economy, corporate profits, and asset prices. Further, should economic conditions deteriorate, PGIM Fixed Income believes that the potential for a central bank “put” should help to mitigate uncertainty.

•

US defaults should fall below 1.5% in 2025, justifying current spread levels. Indeed, while PGIM Fixed Income expects fewer rising stars and increasing net issuance this year, technicals appear likely to remain supportive as direct lending and broadly syndicated loans take share. PGIM Fixed Income also believes the maturity wall is manageable over the near term.

•

With European high yield market technicals supportive but spreads broadly at fair value, PGIM Fixed Income anticipates spreads will remain rangebound in early 2025, barring any unforeseen shocks. In addition, yields are attractive on an absolute basis. PGIM Fixed Income expects European high yield bonds to generate positive excess returns over the next 12 months (on a probability-adjusted basis). Further, PGIM Fixed Income believes defaults will likely remain around current levels over the same period, as the vast majority of the market consists of high-quality, performing businesses.

•

PGIM Fixed Income sees opportunities in emerging markets spreads, rates, and foreign exchange, given the sector’s diversity and dispersion in the context of PGIM Fixed Income’s base case for moderate global economic growth. However, PGIM Fixed Income remains measured in overall risk taking, considering the macro economic uncertainties. Notwithstanding tight spreads, attractive yield levels and resilient fundamentals continue to support the asset class.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

8 Visit our website at pgim.com/investments

Benchmark Definition

Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index—The Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index (the Index) is an unmanaged index which covers the universe of non-investment-grade debt in the United States, developed markets and emerging markets. Issuers are capped at 2% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

PGIM Fixed Income Closed-End Funds 9

PGIM High Yield Bond Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund seeks to provide a high level of current income.

Price per Share as of 1/31/2025

$14.12 Net Asset Value (NAV)

$13.83 Market Price

	Total Returns as of 1/31/25	Average Annual Total Returns as of 1/31/25
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Net Asset Value (NAV)	5.55	11.27	5.15	5.79

Market Price	6.93	20.07	7.55	7.34

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	4.87	9.69	4.39	5.18

*Not annualized

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2025

Duration	4.1 years	Average Maturity	4.9 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

10 Visit our website at pgim.com/investments

Credit Quality expressed as a percentage of total investments as of 1/31/25 (%)

AAA	4.1

A	0.1

BBB	4.3

BB	46.2

B	25.7

CCC	11.2

CC	0.2

Not Rated	7.0

Cash/Cash Equivalents	1.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distribution Rate and Dividends as of 1/31/2025

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at Market Price as of 1/31/2025

$0.63	$0.105	9.11%

Distribution Rate at market price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2025.

PGIM Fixed Income Closed-End Funds 11

Strategy and Performance Overview*

PGIM High Yield Bond Fund, Inc.

How did the Fund perform?

The PGIM High Yield Bond Fund, Inc.’s shares returned 6.93% based on market price and 5.55% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2025. For the same period, the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) returned 4.87%.

What were the market conditions?

•

US high yield spreads tightened during reporting period, as risk assets benefited from increasingly benign inflation data, better-than-feared corporate earnings, and the expectation that central banks would pivot to rate cuts sometime in 2024. Meanwhile, the technical backdrop remained supportive due to a variety of factors, including lower new issuance, sizable rising stars, and a growing share of below-investment-grade companies opting to issue in the private markets instead.

•

In the US, spreads on the Bloomberg US Corporate High Yield 1% Issuer Capped Index tightened by 56 basis points (bps) to end the period at 289 bps. (One basis point equals 0.01%). This Index posted total returns and excess returns of 4.87% and 3.48%, respectively, over the reporting period. By quality, while all ratings categories exhibited positive total returns, lower-quality (CCC-rated) bonds outperformed over the reporting period.

•

High yield capital market activity in January 2025 totaled $23 billion ($7.6 billion ex-refinancing) across 27 deals, less than the average January volume of $28.9 billion since 2010. Over the reporting period, gross issuance totaled approximately $147 billion ($47 billion ex-refinancing). The par-weighted US high yield default rate, including distressed exchanges, ended the reporting period at 1.43%, down from 2.77% at the beginning of the period, according to J.P. Morgan.

What worked?

•	Having more market risk in the Fund, on average, than the Index was a strong contributor to relative performance over the reporting period.

•

Overall, security selection contributed the most to performance, with selections in cable & satellite, electric utilities, health care & pharmaceuticals, and telecom contributing the most to performance.

•	While overall sector allocation detracted from performance, overweights to the emerging markets high yield and AAA collateralized loan obligation sectors contributed the most to performance.

•	Among industry positions, overweights to cable & satellite and telecom, along with an underweight to other industrials, contributed the most to performance.

•	In individual security selection, the Fund’s overweights in DSG TopCo Inc. (technology), Digicel Group (telecom), and EchoStar Corp. (cable & satellite) were the largest contributors to performance.

12 Visit our website at pgim.com/investments

What didn’t work?

•	While overall security selection contributed to the Fund’s performance relative to the Index, selection in chemicals, building materials & home construction, and paper & packaging detracted the most.

•	Overall sector allocation detracted from performance, with overweights to the US bank loan and US high yield corporate sectors detracting the most from performance.

•	Among industry positions, overweights to health care & pharmaceuticals, building materials & home construction, and consumer non-cyclicals detracted the most from performance.

•

In individual security selection, the Fund’s overweights in Diamond Sports Group LLC (media & entertainment), TPC Group (chemicals), and Venator Materials PLC (chemicals) were the largest detractors from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2025, the Fund had borrowed $120 million and was about 20.5% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 20.4%.

Did the Fund use derivatives?

The Fund used credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded futures, swaps, and foreign exchange derivatives, the combined impact of which was negative.

Current outlook

•

As the high yield market starts 2025 with a net-supply deficit, attractive absolute yields, and an overall robust credit environment, PGIM Fixed Income continues to believe that certain notable risks, such as geopolitics, are not sufficiently reflected in current spreads. Nonetheless, with the “Trump trade” still in full swing, PGIM Fixed Income has observed an uptick in C-suite bullishness and optimism, which it believes bodes well for the US economy, corporate profits, and asset prices. Further, should economic conditions deteriorate, PGIM Fixed Income believes that the potential for a central bank “put” should help to mitigate uncertainty.

•

US defaults should fall below 1.5% in 2025, justifying current spread levels. Indeed, while PGIM Fixed Income expects fewer rising stars and increasing net issuance this year, technicals appear likely to remain supportive as direct lending and broadly syndicated loans take share. PGIM Fixed Income believes the maturity wall is manageable over the near term.

•

While optimistic overall about the fundamental outlook, PGIM Fixed Income’s positioning is less bullish due to current valuations, uncertainty surrounding the Trump administration, and heightened—albeit easing—geopolitical risk.

PGIM Fixed Income Closed-End Funds 13

Strategy and Performance Overview* (continued)

•

With positive technicals showing no signs of abating over the near term, PGIM Fixed Income’s short-term outlook is neutral to modestly positive. PGIM Fixed Income is looking to take advantage of an expected uptick in new issuance to opportunistically add higher-quality, short-duration issues in the secondary market.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “ISD” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XISDX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

14 Visit our website at pgim.com/investments

PGIM Short Duration High Yield Opportunities Fund

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.

Investment Objective

The Fund’s investment objective is to provide total return, through a combination of current income and capital appreciation.

Price per Share as of 1/31/2025

$17.78 Net Asset Value (NAV)

$16.60 Market Price

	Total Returns as of 1/31/25	Average Annual Total Returns as of 1/31/25
	Six Months* (%)	One Year (%)	Since Inception** (%)

Net Asset Value (NAV)	4.85	9.64	4.32 (11/25/2020)

Market Price	9.90	19.35	3.37 (11/25/2020)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index

	4.09	8.38	4.84

*Not annualized

**Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2025

Duration	2.8 years	Average Maturity	3.0 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

PGIM Fixed Income Closed-End Funds 15

PGIM Short Duration High Yield Opportunities Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/25 (%)

AAA	3.6

A	0.1

BBB	7.6

BB	46.0

B	26.6

CCC	4.9

Not Rated	5.1

Cash/Cash Equivalents	6.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distribution Rate and Dividends as of 1/31/2025

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at MarketPrice as of 1/31/2025

$0.65	$0.108	7.81%

Distribution Rate at market price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2025.

16 Visit our website at pgim.com/investments

Strategy and Performance Overview*

PGIM Short Duration High Yield Opportunities Fund

How did the Fund perform?

The PGIM Short Duration High Yield Opportunities Fund’s shares returned 9.90% based on market price and 4.85% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2025. For the same period, the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the Index) returned 4.09%, including reinvestment of dividends.

What were the market conditions?

•

US high yield spreads tightened during the reporting period, as risk assets benefited from increasingly benign inflation data, better-than-feared corporate earnings, and the expectation that central banks would pivot to rate cuts sometime in 2024. Meanwhile, the technical backdrop remained supportive due to a variety of factors, including lower new issuance, sizable rising stars, and a growing share of below-investment-grade companies opting to issue in the private markets instead.

•

In the US, spreads on the Bloomberg US Corporate High Yield 1% Issuer Capped Index tightened by 56 basis points (bps) to end the period at 289 bps. (One basis point equals 0.01%). This Index posted total returns and excess returns of 4.87% and 3.48%, respectively, over the reporting period. By quality, while all ratings categories exhibited positive total returns, lower-quality (CCC-rated) bonds outperformed over the reporting period.

•

High yield capital market activity in January 2025 totaled $23 billion ($7.6 billion ex-refinancing) across 27 deals, less than the average January volume of $28.9 billion since 2010. Over the reporting period, gross issuance totaled approximately $147 billion ($47 billion ex-refinancing). The par-weighted US high yield default rate, including distressed exchanges, ended the reporting period at 1.43%, down from 2.77% at the beginning of the period, according to J.P. Morgan.

What worked?

•	Having more market risk in the Fund, on average, than the Index was a strong contributor to relative performance over the reporting period.

•	Security selection contributed the most to performance, with selection in cable & satellite, electric utilities, and retailers & restaurants contributing the most.

•	Sector allocation also contributed to performance, with overweights to the US high yield corporate, emerging markets high yield, and AAA collateralized loan obligation sectors contributing the most.

•	Industry allocation contributed to performance, with overweights to telecom and electric utilities, along with an underweight to technology, contributing the most to performance.

PGIM Fixed Income Closed-End Funds 17

Strategy and Performance Overview* (continued)

•	In individual security selection, the Fund’s overweights in EchoStar Corp (cable & satellite), Heritage Power LLC (electric & water), and Lumen Technologies Inc. (telecom) contributed to performance.

What didn’t work?

•	While overall security selection contributed to the Fund’s performance relative to the Index, selection in chemicals and consumer non-cyclicals were the largest detractors from relative returns.

•	While overall sector allocation contributed to performance, an overweight to the US bank loan sector detracted.

•	Within industry allocation, underweights to consumer non-cyclicals and airlines, along with an overweight to building materials & home construction, detracted the most from performance.

•

In individual security selection, the Fund’s overweights to Venator Finance SARL (chemicals), MPH Acquisition Holdings LLC (health care & pharmaceuticals), and Xplornet Communications Inc. (telecom) detracted from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed positively to NAV performance and shareholder distributions, as both the returns and income earned on the securities purchased exceeded the cost of borrowing. As of January 31, 2025, the Fund had borrowed $125 million and was about 22.2% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 22.2%.

Did the Fund use derivatives?

The Fund used credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded futures, swaps, and foreign exchange derivatives, the combined impact of which was positive.

Current outlook

•

As the high yield market starts 2025 with a net-supply deficit, attractive absolute yields, and an overall robust credit environment, PGIM Fixed Income continues to believe that certain notable risks, such as geopolitics, are not sufficiently reflected in current spreads. Nonetheless, with the “Trump trade” still in full swing, PGIM Fixed Income has observed an uptick in C-suite bullishness and optimism, which it believes bodes well for the US economy, corporate profits, and asset prices. Further, should economic conditions deteriorate, PGIM Fixed Income believes that the potential for a central bank “put” should help to mitigate uncertainty.

•	US defaults should fall below 1.5% in 2025, justifying current spread levels. Indeed, while PGIM Fixed Income expects fewer rising stars and increasing net issuance this

18 Visit our website at pgim.com/investments

year, technicals appear likely to remain supportive as direct lending and broadly syndicated loans take share. PGIM Fixed Income believes the maturity wall is manageable over the near term.

•

While optimistic overall about the fundamental outlook, PGIM Fixed Income’s positioning is less bullish due to current valuations, uncertainty surrounding the Trump administration, and heightened—albeit easing—geopolitical risk.

•

With positive technicals showing no signs of abating over the near term, PGIM Fixed Income’s short-term outlook is neutral to modestly positive. PGIM Fixed Income is looking to take advantage of an expected uptick in new issuance to opportunistically add higher-quality, short-duration issues in the secondary market.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

PGIM Fixed Income Closed-End Funds 19

Strategy and Performance Overview* (continued)

Benchmark Definition

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index—The Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the Index) is an unmanaged index which covers the universe of non-investment-grade debt in the United States, developed markets and emerging markets. Issuers are capped at 1% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “SDHY” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XSDHX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/investments.

20 Visit our website at pgim.com/investments

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVR—Contingent Value Rights

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Glossary (continued)

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 123.4%

ASSET-BACKED SECURITIES 1.6%

Cayman Islands

Atlas Static Senior Loan Fund Ltd.,
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052%(c)	07/15/30	1,861	$1,864,660
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31	604	603,562
Madison Park Funding Ltd.,
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	10/21/30	2,929	2,930,431
OFSI BSL Ltd.,
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.693(c)	01/20/35	2,500	2,500,000
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31	458	458,779

TOTAL ASSET-BACKED SECURITIES (cost $8,317,640)				8,357,432

CORPORATE BONDS 91.2%

Angola 0.2%

Azule Energy Finance PLC,
Gtd. Notes, 144A	8.125	01/23/30	1,000	1,013,200

Argentina 0.9%

Pan American Energy LLC,
Gtd. Notes, 144A	8.500	04/30/32	1,850	1,958,965
Telecom Argentina SA,
Sr. Unsec’d. Notes, 144A	9.500	07/18/31	265	273,944
Transportadora de Gas del Sur SA,
Sr. Unsec’d. Notes, 144A	8.500	07/24/31	500	521,250
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31	700	740,495
Sr. Unsec’d. Notes, 144A	8.250	01/17/34	1,125	1,127,812
Sr. Unsec’d. Notes, 144A	8.500	03/23/25	58	57,802

				4,680,268

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 23

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Australia 0.4%

APA Infrastructure Ltd.,
Gtd. Notes, EMTN(aa)	7.125%(ff)	11/09/83	EUR	1,103	$1,255,256
Coronado Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A	9.250	10/01/29		695	710,637
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		50	52,922

					2,018,815

Brazil 3.3%

Ambipar Lux Sarl,
Gtd. Notes, 144A	9.875	02/06/31		750	751,387
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30		2,000	1,711,100
Gtd. Notes, 144A(aa)	8.500	01/12/31		815	829,385
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A(aa)	6.500	01/11/35		1,100	1,043,075
Cosan Luxembourg SA,
Gtd. Notes, 144A	7.250	06/27/31		600	604,920
CSN Inova Ventures,
Gtd. Notes	6.750	01/28/28		750	712,687
CSN Resources SA,
Gtd. Notes, 144A	8.875	12/05/30		1,000	987,200
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes(aa)	4.875	01/22/30		1,000	915,190
Karoon USA Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	10.500	05/14/29		1,000	1,025,900
LD Celulose International GmbH,
Sr. Sec’d. Notes, 144A	7.950	01/26/32		270	275,451
Light Energia Sa,
Unsec’d. Notes	4.375	06/18/26		544	513,897
Light S/A,
Unsec’d. Notes	23.382(s)	08/31/27		244	126,729
Light Servicos De Eletricidade Sa,
Sr. Sec’d. Notes	4.210	12/19/32		570	270,973
Light Servicos De Eletricidade SA,
Sec’d. Notes, PIK 2.260%^	2.260	12/19/37		237	9,475
MARB BondCo PLC,
Gtd. Notes, 144A(aa)	3.950	01/29/31		1,330	1,128,452

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Brazil (cont’d.)

Minerva Luxembourg SA,
Gtd. Notes, 144A	8.875%	09/13/33	1,000	$1,052,500
NBM US Holdings, Inc.,
Gtd. Notes, 144A(aa)	7.000	05/14/26	400	400,800
Nexa Resources SA,
Gtd. Notes	6.500	01/18/28	1,000	1,016,850
Gtd. Notes, 144A	6.750	04/09/34	375	379,688
Petrobras Global Finance BV,
Gtd. Notes	6.000	01/13/35	500	469,200
Gtd. Notes(aa)	6.500	07/03/33	1,165	1,170,650
Rumo Luxembourg Sarl,
Gtd. Notes	5.250	01/10/28	800	781,750
Tupy Overseas SA,
Gtd. Notes	4.500	02/16/31	1,000	852,100
Usiminas International Sarl,
Gtd. Notes, 144A	7.500	01/27/32	800	794,280

				17,823,639

Canada 3.5%

1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	1,075	973,638
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	590	545,012
Sr. Sec’d. Notes, 144A	3.875	01/15/28	250	238,028
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,150	1,143,853
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	335	342,119
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	276	277,035
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	515	531,738
Sr. Unsec’d. Notes, 144A(aa)	7.500	02/01/29	900	937,125
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	789	790,972
Sr. Unsec’d. Notes, 144A(aa)	8.750	11/15/30	1,080	1,162,350
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,163,820
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	475	441,750
Empire Communities Corp.,
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	672,412
goeasy Ltd.,
Gtd. Notes, 144A	6.875	05/15/30	425	430,313

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 25

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

goeasy Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.625%	07/01/29	25	$25,863
Hudbay Minerals, Inc.,
Gtd. Notes, 144A(aa)	4.500	04/01/26	1,115	1,098,788
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,055	1,054,240
Kronos Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	8.250	06/30/31	445	423,182
Sr. Unsec’d. Notes, 144A(aa)	10.750	06/30/32	1,145	1,016,187
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,125	1,046,914
New Gold, Inc.,
Gtd. Notes, 144A(aa)	7.500	07/15/27	1,120	1,125,600
Parkland Corp.,
Gtd. Notes, 144A(aa)	4.500	10/01/29	1,625	1,525,469
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	290	290,661
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	250	252,333
Gtd. Notes, 144A(aa)	7.125	01/15/26	346	345,654
Ritchie Bros Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	153,375
Superior Plus LP/Superior General Partner, Inc.,
Gtd. Notes, 144A	4.500	03/15/29	775	714,937
Taseko Mines Ltd.,
Sr. Sec’d. Notes, 144A	8.250	05/01/30	235	240,671
Wrangler Holdco Corp.,
Gtd. Notes, 144A	6.625	04/01/32	205	208,813

				19,172,852

Chile 0.3%

Falabella SA,
Sr. Unsec’d. Notes(aa)	3.375	01/15/32	1,000	829,500
VTR Comunicaciones SpA,
Sr. Sec’d. Notes(aa)	4.375	04/15/29	1,000	868,390

				1,697,890

China 0.1%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	98,000

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China (cont’d.)

Country Garden Holdings Co. Ltd.,
Sr. Sec’d. Notes	6.150%	09/17/25(d)		1,620	$159,975
Franshion Brilliant Ltd.,
Gtd. Notes	4.250	07/23/29		200	167,414
West China Cement Ltd.,
Gtd. Notes	4.950	07/08/26		200	148,438
Yuzhou Group Holdings Co. Ltd.,
Sr. Sec’d. Notes	7.700	02/20/25(d)		900	65,250
Sr. Sec’d. Notes	8.500	02/26/24(d)		400	29,000

					668,077

Colombia 1.2%

AI Candelaria Spain SA,
Sr. Sec’d. Notes, 144A(aa)	5.750	06/15/33		1,440	1,191,600
Bancolombia SA,
Sub. Notes(aa)	8.625(ff)	12/24/34		750	783,750
Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes	4.950	07/17/30		300	256,800
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		500	416,275
Sr. Unsec’d. Notes(aa)	6.875	04/29/30		1,400	1,377,782
Sr. Unsec’d. Notes	8.875	01/13/33		690	709,009
SierraCol Energy Andina LLC,
Gtd. Notes, 144A(aa)	6.000	06/15/28		1,700	1,575,050

					6,310,266

Costa Rica 0.1%

Autopistas del Sol SA,
Sr. Sec’d. Notes	7.375	12/30/30		257	253,756
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	273,208

					526,964

Czech Republic 0.2%

CPI Property Group SA,
Sr. Unsec’d. Notes, EMTN	1.750	01/14/30	EUR	1,200	1,037,446

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 27

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Finland 0.1%

Amer Sports Co.,
Sr. Sec’d. Notes, 144A (aa)	6.750%	02/16/31		650	$667,712

France 1.9%

Cerba Healthcare SACA,
Sr. Sec’d. Notes(aa)	3.500	05/31/28	EUR	1,370	1,251,969
Chrome Holdco SAS,
Gtd. Notes(aa)	5.000	05/31/29	EUR	805	530,293
Emeria SASU,
Sr. Sec’d. Notes(aa)	7.750	03/31/28	EUR	1,125	1,102,048
Sr. Sec’d. Notes, 144A(aa)	7.750	03/31/28	EUR	1,500	1,469,398
Eutelsat SA,
Sr. Unsec’d. Notes(aa)	9.750	04/13/29	EUR	1,125	1,036,946
Iliad Holding SASU,
Sr. Sec’d. Notes(aa)	6.875	04/15/31	EUR	2,400	2,665,176
Sr. Sec’d. Notes, 144A(aa)	5.375	04/15/30	EUR	1,100	1,169,668
Sr. Sec’d. Notes, 144A	7.000	04/15/32		600	606,858
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	424,108

					10,256,464

Ghana 0.1%

Tullow Oil PLC,
Sr. Sec’d. Notes, 144A (aa)	10.250	05/15/26		500	453,935

Guatemala 0.7%

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250	04/27/29		1,000	951,000
CT Trust,
Sr. Sec’d. Notes, 144A	5.125	02/03/32		1,160	1,039,302
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	1,058,880
Sr. Unsec’d. Notes, 144A	7.375	04/02/32		500	506,575

					3,555,757

India 2.0%

Clean Renewable Power Mauritius Pte Ltd.,
Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,110	1,063,913

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

India (cont’d.)

Delhi International Airport Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.450%	06/04/29		1,205	$1,224,581
GMR Hyderabad International Airport Ltd.,
Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,393,278
Greenko Power II Ltd.,
Sr. Sec’d. Notes	4.300	12/13/28		835	782,478
HDFC Bank Ltd.,
Jr. Sub. Notes, 144A(aa)	3.700(ff)	08/25/26(oo)		2,135	2,039,992
HPCL-Mittal Energy Ltd.,
Sr. Unsec’d. Notes(aa)	5.250	04/28/27		2,000	1,967,500
India Cleantech Energy,
Sec’d. Notes	4.700	08/10/26		698	680,404
Periama Holdings LLC,
Gtd. Notes	5.950	04/19/26		200	199,563
Vedanta Resources Finance II PLC,
Gtd. Notes, 144A(aa)	10.875	09/17/29		890	925,822
Gtd. Notes, 144A	11.250	12/03/31		330	350,213

					10,627,744

Ireland 0.1%

GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27		275	283,250
Sr. Unsec’d. Notes, 144A	5.875	03/15/30		350	346,500
Sr. Unsec’d. Notes, 144A	8.000	06/15/28		150	157,875

					787,625

Israel 0.7%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		2,250	2,154,375
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	460,000
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,085,912

					3,700,287

Italy 1.1%

Bubbles Bidco SpA,
Sr. Sec’d. Notes, 144A(aa)	6.500	09/30/31	EUR	1,950	2,045,122

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 29

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

Fedrigoni SpA,
Sr. Sec’d. Notes, 144A(aa)	6.125%	06/15/31	EUR	850	$886,597
Fiber Midco SpA,
Sr. Unsec’d. Notes	10.750	06/15/29	EUR	1,700	1,820,896
Sr. Unsec’d. Notes, 144A(aa)	10.750	06/15/29	EUR	1,375	1,477,648

					6,230,263

Jamaica 0.5%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30		125	15,759
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		43	357
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27		1,919	1,913,902
Digicel MidCo Ltd./DIFL US II LLC,
Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		1,036	937,202

					2,867,220

Japan 0.2%

SoftBank Group Corp.,
Sr. Unsec’d. Notes (aa)	3.875	07/06/32	EUR	1,400	1,357,085

Kuwait 0.2%

Kuwait Projects Co. SPC Ltd.,
Gtd. Notes	4.229	10/29/26		925	851,000

Luxembourg 1.3%

Altice Financing SA,
Sr. Sec’d. Notes	3.000	01/15/28	EUR	2,800	2,336,411
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		207	11,399
Galapagos SA,
Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315	1,632

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)

Herens Midco Sarl,
Gtd. Notes	5.250%	05/15/29	EUR	2,231	$1,925,614
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes	8.750	05/01/28	EUR	2,825	2,978,688

					7,253,744

Macau 0.4%

MGM China Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		525	514,008
Sr. Unsec’d. Notes, 144A	5.250	06/18/25		325	324,188
Studio City Finance Ltd.,
Gtd. Notes, 144A	5.000	01/15/29		600	546,750
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		925	893,781

					2,278,727

Mexico 5.0%

Banco Mercantil del Norte SA,
Jr. Sub. Notes	7.500(ff)	06/27/29(oo)		600	578,520
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		1,485	1,328,704
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		1,750	1,464,312
Cemex SAB de CV,
Sub. Notes(aa)	9.125(ff)	03/14/28(oo)		1,000	1,030,250
Electricidad Firme de Mexico Holdings SA de CV,
Sr. Sec’d. Notes, 144A(aa)	4.900	11/20/26		1,000	998,500
Mexico City Airport Trust,
Sr. Sec’d. Notes	5.500	07/31/47		670	532,751
Nemak SAB de CV,
Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	943,226
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	2,278,500
Gtd. Notes(aa)	6.490	01/23/27		3,758	3,631,167
Gtd. Notes(aa)	6.500	03/13/27		2,720	2,624,528
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,477,224
Gtd. Notes	6.700	02/16/32		545	472,488
Gtd. Notes	10.000	02/07/33		145	149,191
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,810,308

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 31

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes, MTN(aa)	6.750%	09/21/47		1,825	$1,249,212
Gtd. Notes, MTN(aa)	6.875	08/04/26		3,200	3,148,480
Tierra Mojada Luxembourg II Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,722	1,580,263
Total Play Telecomunicaciones SA de CV,
Gtd. Notes	6.375	09/20/28		1,555	1,317,862
Gtd. Notes, 144A	6.375	09/20/28		910	771,225

					27,386,711

Morocco 0.1%

OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	270,200
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	174,250

					444,450

Netherlands 0.6%

Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV,
Sr. Sec’d. Notes(aa)	8.500	01/15/31	GBP	1,900	2,505,993
VEON Holdings BV,
Sr. Unsec’d. Notes, 144A, MTN	3.375	11/25/27		920	812,233

					3,318,226

Nigeria 0.1%

IHS Holding Ltd.,
Gtd. Notes, 144A	6.250	11/29/28		645	611,742

Panama 0.2%

AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A	4.375	05/31/30		365	316,866
C&W Senior Finance Ltd.,
Sr. Unsec’d. Notes	6.875	09/15/27		550	546,810

					863,676

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Peru 0.1%

Minsur SA,
Sr. Unsec’d. Notes (aa)	4.500%	10/28/31		750	$673,125

Russia 0.0%

Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30(d)		1,500	75,000
Sub. Notes, 144A	5.950	04/15/30(d)		985	49,250
Sovcombank Via SovCom Capital DAC,
Jr. Sub. Notes, 144A	7.600	02/17/27(d)(oo)		1,500	54,187

					178,437

Serbia 0.1%

Telecommunications Co. Telekom Srbija AD Belgrade,
Sr. Unsec’d. Notes, 144A	7.000	10/28/29		415	412,000

Singapore 0.1%

Puma International Financing SA,
Gtd. Notes, 144A	7.750	04/25/29		800	809,000

Slovenia 1.1%

Summer BidCo BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.750%(aa)	10.000	02/15/29	EUR	1,926	2,022,480
United Group BV,
Sr. Sec’d. Notes(aa)	5.250	02/01/30	EUR	1,450	1,507,524
Sr. Sec’d. Notes, 144A(aa)	6.500	10/31/31	EUR	2,250	2,433,352

					5,963,356

South Africa 1.8%

Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		2,080	2,061,800
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		1,000	999,100
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		790	819,625
Sasol Financing USA LLC,
Gtd. Notes(aa)	4.375	09/18/26		790	758,898
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,853,746
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,118,753

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 33

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa (cont’d.)

Transnet SOC Ltd.,
Sr. Unsec’d. Notes, 144A(aa)	8.250%	02/06/28		935	$951,652

					9,563,574

Spain 1.3%

Banco de Sabadell SA,
Sub. Notes, EMTN(aa)	6.000(ff)	08/16/33	EUR	1,200	1,326,420
Lorca Telecom Bondco SA,
Sr. Sec’d. Notes, 144A(aa)	5.750	04/30/29	EUR	2,275	2,461,639
Telefonica Europe BV,
Gtd. Notes(aa)	2.376(ff)	02/12/29(oo)	EUR	1,400	1,356,657
Gtd. Notes(aa)	5.752(ff)	01/15/32(oo)	EUR	1,900	2,089,323

					7,234,039

Switzerland 0.4%

VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,540	1,536,150
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		580	596,301

					2,132,451

Thailand 0.6%

Bangkok Bank PCL,
Jr. Sub. Notes, 144A, MTN (aa)	5.000(ff)	09/23/25(oo)		3,016	2,998,206

Turkey 1.7%

Aydem Yenilenebilir Enerji A/S,
Sr. Sec’d. Notes, 144A(aa)	7.750	02/02/27		1,140	1,138,575
Eldorado Gold Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		1,040	1,024,868
GDZ Elektrik Dagitim A/S,
Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	539,000
Mersin Uluslararasi Liman Isletmeciligi A/S,
Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		1,000	1,034,060
Sisecam UK PLC,
Gtd. Notes, 144A	8.250	05/02/29		615	621,150

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Turkey (cont’d.)

TAV Havalimanlari Holding A/S,
Gtd. Notes, 144A(aa)	8.500%	12/07/28		1,000	$1,035,630
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,119,591
Turkcell Iletisim Hizmetleri A/S,
Sr. Unsec’d. Notes, 144A	7.650	01/24/32		1,000	1,007,500
Turkiye Sinai Kalkinma Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,082,500
WE Soda Investments Holding PLC,
Sr. Sec’d. Notes, 144A	9.500	10/06/28		500	515,469

					9,118,343

Ukraine 0.2%

MHP Lux SA,
Gtd. Notes, 144A	6.950	04/03/26		365	346,750
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes(aa)	7.125	07/19/26(d)	EUR	469	428,046
Sr. Unsec’d. Notes	7.625	11/08/28(d)		537	426,977

					1,201,773

United Arab Emirates 0.3%

DP World Salaam,
Jr. Sub. Notes	6.000(ff)	10/01/25(oo)		1,620	1,615,302

United Kingdom 6.8%

Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	2,120	2,511,432
Bellis Finco PLC,
Gtd. Notes(aa)	4.000	02/16/27	GBP	2,225	2,600,148
Sr. Unsec’d. Notes, 144A(aa)	4.000	02/16/27	GBP	675	788,809
Belron UK Finance PLC,
Sr. Sec’d. Notes, 144A	5.750	10/15/29		235	232,356
CD&R Firefly Bidco PLC,
Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	3,050	3,893,444
Connect Finco Sarl/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	223,281
Constellation Automotive Financing PLC,
Sr. Sec’d. Notes	4.875	07/15/27	GBP	300	366,056

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 35

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

eG Global Finance PLC,
Sr. Sec’d. Notes(aa)	11.000%	11/30/28	EUR	5,125	$5,937,490
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	693,548
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400	03/26/29		175	180,275
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		455	469,758
Sherwood Financing PLC,
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.625% (Cap N/A, Floor 4.625%)	7.648(c)	11/15/27	EUR	400	412,043
Sr. Sec’d. Notes, 144A(aa)	6.000	11/15/26	GBP	1,050	1,290,503
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	2,021	734,649
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	3,423	3,559,412
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125	08/15/30	GBP	3,950	4,239,783
Sr. Sec’d. Notes(aa)	4.250	01/15/30	GBP	2,395	2,619,152
Zegona Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	6.750	07/15/29	EUR	5,525	6,098,574

					36,850,713

United States 50.6%

ACCO Brands Corp.,
Gtd. Notes, 144A(aa)	4.250	03/15/29		1,225	1,133,344
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	7.500	11/06/30		820	847,255
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		1,400	1,454,038
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		900	826,353
Gtd. Notes, 144A(aa)	5.125	03/01/30		925	855,818
Gtd. Notes, 144A(aa)	6.125	08/01/28		655	643,709
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28		450	460,687
Sr. Unsec’d. Notes, 144A	7.500	02/15/33		225	227,250
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		375	369,416
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29		490	502,591

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.875%	02/15/28		75	$74,907
Gtd. Notes, 144A	6.500	02/15/28		75	76,395
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31		1,160	1,189,608
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		600	554,933
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,225	2,238,623
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		615	595,504
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		6,450	8,063
Amentum Holdings, Inc.,
Gtd. Notes, 144A	7.250	08/01/32		140	141,938
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28		400	409,330
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		1,700	1,695,597
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		355	338,179
Sr. Unsec’d. Notes	5.875	08/20/26		645	640,404
AMN Healthcare, Inc.,
Gtd. Notes, 144A(aa)	4.000	04/15/29		1,825	1,661,200
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		1,475	1,386,467
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29		125	119,011
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29		175	171,034
Gtd. Notes, 144A(aa)	5.750	01/15/28		500	498,582
Gtd. Notes, 144A	6.625	02/01/32		225	230,213
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	2,000	1,873,337
Sr. Sec’d. Notes	2.125	08/15/26	EUR	775	718,521

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 37

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000%	10/01/30	250	$260,000
Unsec’d. Notes, 144A	11.500	10/01/31	650	726,261
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	468	577,592
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	415	418,585
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	1,950	1,989,515
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,425	1,317,820
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	150	138,139
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	448	295,243
ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	245	254,270
Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/31	190	189,364
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	490	494,287
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	2,045	1,941,097
Sr. Sec’d. Notes, 144A(aa)	8.000	09/15/28	925	959,157
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,450	986,000
Gtd. Notes, 144A	5.000	02/15/29	125	73,125
Gtd. Notes, 144A	5.250	01/30/30	2,225	1,179,250
Gtd. Notes, 144A	5.250	02/15/31	1,600	840,000
Gtd. Notes, 144A	6.250	02/15/29	2,190	1,348,887
Gtd. Notes, 144A	7.000	01/15/28	250	178,750
Gtd. Notes, 144A	9.000	12/15/25	25	24,344
Sr. Sec’d. Notes, 144A	4.875	06/01/28	700	570,500
Sr. Sec’d. Notes, 144A	11.000	09/30/28	175	163,188
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	74,580
Gtd. Notes(aa)	7.250	10/15/29	1,650	1,665,378
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	595	601,577
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	154,120

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Blue Racer Midstream LLC/Blue Racer Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.250%	07/15/32	140	$146,595
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	510	480,593
Sr. Unsec’d. Notes	5.930	05/01/60	275	256,448
Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	475	443,089
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30	200	206,310
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A(aa)	9.750	03/15/29	900	970,407
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	8.250	07/15/30	1,810	1,930,837
Brink’s Co. (The),
Gtd. Notes, 144A	6.500	06/15/29	150	152,960
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	260	263,151
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,400	1,319,760
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	1,165	1,179,330
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	600	618,886
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	300	286,569
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,300	5,205,668
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	725	712,312
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,400	2,397,000
Gtd. Notes, 144A	6.125	02/15/33	790	788,025
Sr. Sec’d. Notes, 144A	4.000	08/01/28	125	119,303
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	9.000	12/01/28	807	869,335
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	9.000	06/01/30	1,445	1,602,836
Sr. Sec’d. Notes, 144A, PIK 14.000%(aa)	9.000	06/01/31	1,000	1,202,202
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	325	324,640
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	200	173,700

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 39

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	4.250%	02/01/31	650	$576,799
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	1,350	1,250,326
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,175	1,144,136
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	950	932,395
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	24,173
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	645	694,677
Sr. Sec’d. Notes, 144A	7.500	01/01/30	545	569,176
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	650	642,682
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	240	246,824
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.000	06/15/25	1,325	1,326,073
Civitas Resources, Inc.,
Gtd. Notes, 144A(aa)	8.375	07/01/28	225	235,438
Gtd. Notes, 144A	8.625	11/01/30	385	408,170
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	200	203,138
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(aa)	4.875	07/01/29	725	679,964
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	09/15/28	325	342,160
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(aa)	6.750	04/15/30	925	921,825
Gtd. Notes, 144A	6.875	11/01/29	670	672,927
Gtd. Notes, 144A	7.000	03/15/32	445	444,123
Gtd. Notes, 144A	7.375	05/01/33	465	463,112
Clue Opco LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,700	1,796,353
CMG Media Corp.,
Sec’d. Notes, 144A(x)	8.875	06/18/29	245	197,324
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	75	70,982
Gtd. Notes, 144A(aa)	6.750	03/01/29	1,000	984,034
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	535	432,952

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%(aa)	15.000%	12/06/28	989	$939,638
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A	8.000	05/15/32	300	313,986
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	270	269,423
Gtd. Notes, 144A(aa)	7.625	04/01/32	730	735,465
Gtd. Notes, 144A(aa)	9.250	02/15/28	390	408,251
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	179	181,384
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	400	290,684
Gtd. Notes, 144A(aa)	4.125	12/01/30	900	676,595
Gtd. Notes, 144A	5.375	02/01/28	200	175,726
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,000	926,228
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	960,260
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	237,269
Sr. Unsec’d. Notes	4.500	02/15/32	150	141,141
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,550	1,364,248
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,875	2,673,140
Gtd. Notes, 144A(aa)	6.875	09/01/32	745	755,786
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	570	586,507
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	350	363,562
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	975	640,957
Gtd. Notes	7.375	07/01/28	515	369,220
Gtd. Notes	7.750	07/01/26	4,560	3,986,724
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,050	1,108,704
Diversified Healthcare Trust,
Gtd. Notes(aa)	4.375	03/01/31	750	577,371
Gtd. Notes	9.750	06/15/25	135	134,763
Sr. Unsec’d. Notes	4.750	02/15/28	550	482,419

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 41

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

EchoStar Corp.,
Sr. Sec’d. Notes	10.750%	11/30/29		25	$26,944
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27		1,495	1,523,815
Encore Capital Group, Inc.,
Sr. Sec’d. Notes(aa)	4.250	06/01/28	GBP	1,300	1,505,084
Energizer Holdings, Inc.,
Gtd. Notes, 144A(aa)	4.375	03/31/29		550	513,945
EnerSys,
Gtd. Notes, 144A	6.625	01/15/32		175	177,146
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A(aa)	6.500	07/01/27		255	260,282
Sr. Unsec’d. Notes, 144A	7.500	06/01/27		200	205,018
Sr. Unsec’d. Notes, 144A	7.500	06/01/30		400	431,092
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		300	279,942
Gtd. Notes	5.375	03/15/30		135	132,513
Gtd. Notes, 144A	5.875	02/01/29		105	104,741
Gtd. Notes, 144A	6.750	04/15/29		105	106,085
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		1,950	1,837,859
Sr. Sec’d. Notes, 144A	4.625	01/15/29		575	540,846
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A(aa)	10.500(cc)	01/15/28		1,049	1,071,370
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850	05/15/26		200	195,496
Gtd. Notes, 144A(aa)	5.000	03/01/28		800	774,695
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31		530	546,506
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29		517	462,573
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27		525	526,452
Sr. Unsec’d. Notes, 144A	7.625	05/01/26		325	327,074
Sr. Unsec’d. Notes, 144A	12.000	10/01/28		325	354,122
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31		300	310,531
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29		985	1,028,781

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Frontier Communications Holdings LLC,
Sec’d. Notes	5.875%	11/01/29	200	$199,770
Sec’d. Notes, 144A(aa)	6.000	01/15/30	975	976,899
Sec’d. Notes, 144A	6.750	05/01/29	475	479,121
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	250	227,595
Gtd. Notes, 144A(aa)	3.875	10/01/31	1,850	1,623,896
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A(aa)	7.750	05/31/32	620	632,261
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	100	94,875
Gtd. Notes, 144A(aa)	4.375	08/15/29	1,095	1,032,246
Sr. Sec’d. Notes, 144A	6.750	01/15/31	400	415,000
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	450	456,182
Gtd. Notes, 144A	8.250	01/15/32	300	313,216
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	300	317,794
H&E Equipment Services, Inc.,
Gtd. Notes, 144A(aa)	3.875	12/15/28	2,040	2,036,720
Hecla Mining Co.,
Gtd. Notes(aa)	7.250	02/15/28	750	759,922
Herc Holdings, Inc.,
Gtd. Notes, 144A	6.625	06/15/29	480	490,509
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	325	315,690
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	465	450,812
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	1,095	1,044,863
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	555	527,160
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	460	450,192
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	248	258,957
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,350	1,240,406
Gtd. Notes, 144A(aa)	4.375	02/01/31	800	715,157
Gtd. Notes, 144A	5.375	08/01/28	575	558,590
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,500	1,438,328
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.750	02/15/29	825	810,518
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	275	268,345

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 43

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750%	12/15/31	605	$643,400
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	600	603,527
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	260,406
KB Home,
Gtd. Notes	4.000	06/15/31	400	357,645
Gtd. Notes(aa)	4.800	11/15/29	1,575	1,509,245
Kontoor Brands, Inc.,
Gtd. Notes, 144A(aa)	4.125	11/15/29	1,850	1,721,821
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	135	132,962
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	500	442,863
Sr. Sec’d. Notes, 144A(aa)	8.625	10/01/31	730	658,127
Sr. Sec’d. Notes, 144A	9.500	11/01/28	225	221,634
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	380	323,405
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27	460	452,637
Landsea Homes Corp.,
Gtd. Notes, 144A(aa)	8.875	04/01/29	800	801,275
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	475	439,004
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	213,059
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	135	141,899
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	425	372,164
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	61,927
Sec’d. Notes, 144A	4.875	06/15/29	1,500	1,293,704
Sr. Sec’d. Notes, 144A	10.500	04/15/29	175	196,436
Sr. Sec’d. Notes, 144A	10.750	12/15/30	1,550	1,743,983
Sr. Sec’d. Notes, 144A	11.000	11/15/29	3,160	3,579,396
Life Time, Inc.,
Sr. Sec’d. Notes, 144A	6.000	11/15/31	80	79,961
LifePoint Health, Inc.,
Gtd. Notes, 144A(aa)	5.375	01/15/29	1,000	884,808
Sr. Sec’d. Notes, 144A	8.375	02/15/32	990	1,001,572

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	9.000%	05/15/28	750	$787,454
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	675	626,599
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A	10.000	10/15/32	225	224,293
M/I Homes, Inc.,
Gtd. Notes(aa)	4.950	02/01/28	750	736,562
Magnera Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.250	11/15/31	735	724,856
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	305	311,825
Matador Resources Co.,
Gtd. Notes, 144A(aa)	6.500	04/15/32	160	160,391
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27	165	168,257
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,725	2,645,241
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(aa)	11.500	09/01/28	1,100	1,160,910
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	450	443,797
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	3,370	3,147,052
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	245	244,316
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28	2,313	2,244,260
Gtd. Notes	6.125	09/15/29	550	550,151
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29	1,125	1,069,664
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	212	214,514
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	400	380,968
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	553	442,178
Sr. Sec’d. Notes, 144A	11.500	12/31/30	289	248,253

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 45

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A	8.500%	02/15/32	275	$279,414
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	325	313,176
Nabors Industries, Inc.,
Gtd. Notes, 144A(aa)	7.375	05/15/27	925	931,806
Gtd. Notes, 144A	8.875	08/15/31	580	549,930
Gtd. Notes, 144A	9.125	01/31/30	670	695,988
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.125	12/15/30	2,125	2,006,943
Gtd. Notes, 144A	5.500	08/15/28	390	383,135
Gtd. Notes, 144A	5.750	11/15/31	420	405,943
Gtd. Notes, 144A	6.500	08/01/29	345	347,131
Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875	03/15/28	380	363,928
Sr. Unsec’d. Notes	6.750	06/25/25	375	376,745
Sr. Unsec’d. Notes	9.375	07/25/30	125	135,851
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27	500	501,215
Sr. Sec’d. Notes, 144A	8.125	01/15/29	500	530,000
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	500	501,250
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	800	809,888
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	650	626,330
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	525	496,596
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	465	475,403
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625	05/15/32	260	263,311
Noble Finance II LLC,
Gtd. Notes, 144A(aa)	8.000	04/15/30	565	574,883
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	165	144,547
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30	565	578,419
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	590	590,482
Gtd. Notes, 144A	3.625	02/15/31	175	154,239
Gtd. Notes, 144A(aa)	3.875	02/15/32	700	615,634

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

NRG Energy, Inc., (cont’d.)
Jr. Sub. Notes, 144A(aa)	10.250%(ff)	03/15/28(oo)	900	$997,430
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31	485	494,249
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,850	1,960,004
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	525	490,350
Gtd. Notes	6.625	05/15/29	465	472,370
Gtd. Notes(aa)	7.125	03/15/26	1,375	1,402,432
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	2,300	2,080,200
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	267	267,935
Gtd. Notes, 144A	7.250	05/15/31	450	438,746
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%(x)	12.000	05/15/29	245	252,457
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29	1,350	1,161,314
Patrick Industries, Inc.,
Gtd. Notes, 144A	6.375	11/01/32	595	587,150
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	300	297,307
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	1,170	1,095,114
Gtd. Notes, 144A(aa)	5.375	10/15/25	525	524,255
Gtd. Notes, 144A	5.750	09/15/31	500	478,411
Gtd. Notes, 144A	7.125	11/15/30	95	97,249
Gtd. Notes, 144A	7.875	12/15/29	100	104,644
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	415	416,069
Gtd. Notes, 144A	7.000	01/15/32	80	82,223
Gtd. Notes, 144A	8.000	04/15/27	275	281,536
Perrigo Finance Unlimited Co.,
Gtd. Notes	6.125	09/30/32	215	210,208
PG&E Corp.,
Sr. Sec’d. Notes	5.250	07/01/30	175	164,857
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	250	256,949

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 47

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500%	10/01/28	1,180	$1,173,237
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	150	139,567
Gtd. Notes, 144A(aa)	5.500	12/15/29	829	811,184
Gtd. Notes, 144A	6.375	03/01/33	445	438,494
Sr. Sec’d. Notes, 144A	6.250	02/15/32	290	290,502
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	120	125,504
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A(aa)	5.875	09/01/31	525	356,024
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	855	815,092
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,835	1,843,001
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	630	633,081
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	1,000	887,862
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	1,525	1,012,094
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	150	142,733
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	250	238,259
Gtd. Notes, 144A	6.500	04/01/32	640	644,855
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	790	787,980
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	400	365,585
Gtd. Notes, 144A	3.875	03/01/31	600	530,110
Gtd. Notes, 144A	4.000	10/15/33	775	655,590
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	680	672,935
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	975	977,925
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	385	395,745

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	6.750%	03/01/32	1,620	$1,632,598
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	03/01/30	900	876,282
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,950	1,730,657
Gtd. Notes	4.375	02/01/32	575	513,337
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	465	456,744
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	75	66,627
Sr. Unsec’d. Notes	5.750	10/15/32	470	461,673
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(aa)	4.750	04/01/29	1,035	983,113
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	5	5,134
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	1,215	1,156,404
Sr. Sec’d. Notes, 144A	4.125	12/01/30	25	17,532
Sr. Sec’d. Notes, 144A	8.125	02/15/33	640	643,775
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	750	709,687
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	290	289,894
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(aa)	6.000	11/01/28	743	736,872
Sr. Sec’d. Notes, 144A	8.875	11/15/31	470	501,667
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	680	686,574
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	420	367,639
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	975	905,533
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	100	98,588
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	325	328,105
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	475	490,657

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 49

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750%	02/15/29	690	$735,454
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	1,100	999,501
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	624,739
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	625	595,883
Gtd. Notes(aa)	4.500	04/30/30	875	825,374
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A(aa)(x)	6.500	10/01/29	1,600	959,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,188	1,161,152
Gtd. Notes, 144A	6.000	12/31/30	50	48,276
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	370	376,267
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	625	629,446
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,525	1,476,549
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	2,380	2,249,237
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,475	1,379,450
Sr. Sec’d. Notes	6.750	05/15/31	475	485,945
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	541,422
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,175	2,074,597
Terex Corp.,
Gtd. Notes, 144A	6.250	10/15/32	515	509,652
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	600	596,008
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	375	335,978
TransDigm, Inc.,
Gtd. Notes(aa)	4.625	01/15/29	700	662,577
Sr. Sec’d. Notes, 144A(aa)	6.000	01/15/33	865	853,004
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	930	939,738
Sr. Sec’d. Notes, 144A	6.625	03/01/32	350	356,486
Sr. Sec’d. Notes, 144A	6.750	08/15/28	275	279,901

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Transocean, Inc.,
Gtd. Notes, 144A	8.000%	02/01/27	128	$128,000
Gtd. Notes, 144A	8.250	05/15/29	1,270	1,271,587
Gtd. Notes, 144A	8.500	05/15/31	150	151,083
Sr. Sec’d. Notes, 144A	8.750	02/15/30	55	57,460
TriMas Corp.,
Gtd. Notes, 144A(aa)	4.125	04/15/29	275	254,610
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	850	838,405
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	286	274,678
United Rentals North America, Inc.,
Gtd. Notes(aa)	3.750	01/15/32	975	864,691
Gtd. Notes(aa)	3.875	02/15/31	1,477	1,343,964
Gtd. Notes(aa)	5.250	01/15/30	1,200	1,184,644
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	2,025	2,165,265
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	05/01/29	475	432,773
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,150	2,150,445
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,045	1,067,976
US Foods, Inc.,
Gtd. Notes, 144A	5.750	04/15/33	65	63,400
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	655	655,988
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	375	383,906
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	550	477,790
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	215	224,065
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	1,740	1,813,749
Sr. Sec’d. Notes, 144A	7.000	01/15/30	560	572,568
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	1,325	1,476,781
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,490	2,740,929
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	185	201,025
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	375	372,194

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 51

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875%	09/15/27	1,150	$1,143,295
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	750	757,500
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	250	246,562
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	1,475	1,478,600
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	1,025	1,048,235
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	1,375	1,305,114
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,380	1,361,607
Gtd. Notes, 144A	6.875	04/15/32	510	525,622
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	175	185,922
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	650	635,375
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	300	318,110
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	350	353,809
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	415	422,412
Gtd. Notes, 144A	6.625	03/15/32	365	373,414
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	575	575,818
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	850	900,342
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	1,285	1,330,531
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(aa)	4.000	08/15/29	1,525	1,350,168
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	200	206,386
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	833,049
Gtd. Notes, 144A	6.250	03/15/33	520	515,111
Gtd. Notes, 144A	7.125	02/15/31	410	428,703

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125%	06/01/31		250	$258,470
Gtd. Notes, 144A	7.125	02/01/32		265	273,826

					275,173,133

Vietnam 0.2%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes, 144A (aa)	5.125	05/07/29		1,167	1,121,404

Zambia 0.4%

First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	10/15/27		1,200	1,192,140
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	589,375
Sec’d. Notes, 144A	9.375	03/01/29		480	508,051

					2,289,566

TOTAL CORPORATE BONDS (cost $515,793,093)					495,796,207

FLOATING RATE AND OTHER LOANS 6.1%

Canada 0.0%

Kronos Acquisition Holdings, Inc.,
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288(c)	07/08/31		299	281,445

Jamaica 0.2%

Digicel International Finance Ltd.,
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27		983	964,006

Jersey 0.8%

Aston Finco Sarl,
Term Loan, SONIA + 4.750%	9.470(c)	10/09/26	GBP	3,563	4,133,678

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 53

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Netherlands 0.7%

Cuppa Bidco BV,
Facility B1 EUR, 6 Month EURIBOR + 4.750%	7.327%(c)	06/29/29	EUR	2,900	$2,757,133
International Park Holdings BV,
Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	12/31/31		1,025	1,040,287

					3,797,420

Switzerland 0.2%

Consolidated Energy Finance SA, 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30		1,166	1,132,660

United Kingdom 1.3%

Connect Finco Sarl,
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.812(c)	09/27/29		1,191	1,031,219
Constellation Automotive Group Ltd.,
Facility 1 Loan, SONIA + 7.500%	12.367(c)	07/27/29	GBP	2,250	2,676,440
Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30		2,461	2,436,786
Hurricane CleanCo Ltd.,
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29		893	1,106,598

					7,251,043

United States 2.9%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27		518	502,329
Catawba Nation Gaming Authority,
Term B Loan	— (p)	02/28/32		100	100,750
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32		625	624,609
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28		3,784	3,695,776
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28		197	177,171

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

United States (cont’d.)

Eco Material Technologies Inc.,
Term Loan	— %(p)	02/28/32	340	$340,850
Glatfelter Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	325	326,219
Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	546	547,783
Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.812(c)	07/20/28	279	273,798
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29	30	30,259
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30	30	30,423
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.046(c)	08/15/29	497	488,180
Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337(c)	03/01/29	1,911	1,914,995
MLN US HoldCo LLC,
3L Term B Loan, PRIME + 8.250%	15.750(c)	10/18/27	4	10
Initial Term Loan, 3 Month SOFR + 6.540%	12.940(c)	10/18/27	27	14,255
Initial Term Loan (Second Out (First Lien Roll-Up)), PRIME + 5.700%	13.200(c)	10/18/27	61	153
MPH Acquisition Holdings LLC,
Initial Term Loan	— (p)	12/31/30	194	191,433
Initial Term Loan	— (p)	12/31/30	89	72,983
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29	567	569,783
Quikrete Holdings, Inc.,
Term B Loan^	— (p)	01/31/32	375	376,875
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.676(c)	09/25/26	1,616	1,441,853
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	6.926(c)	09/30/26	360	359,250
Term B-3 Loan, 1 Month SOFR + 3.114%	7.426(c)	04/01/28	80	68,300
Term B-4 Loan, 1 Month SOFR + 3.750%	8.162(c)	04/21/29	80	67,567
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.675(c)	07/14/28	1,109	972,588
SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.812(c)	12/18/29	129	129,857

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 55

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

United States (cont’d.)

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371%(c)	11/17/28	420	$402,262
Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	106	97,665
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	569	569,452
Term Loan, 3 Month SOFR + 10.000%	14.302(c)	10/12/28	812	804,757
Venator Materials LLC,
First Out B Term Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	573	572,573

				15,764,758

TOTAL FLOATING RATE AND OTHER LOANS (cost $33,492,186)				33,325,010

SOVEREIGN BONDS 21.7%

Angola 0.9%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	3,160	2,978,300
Sr. Unsec’d. Notes	8.750	04/14/32	590	523,997
Sr. Unsec’d. Notes	9.500	11/12/25	525	528,773
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29	650	585,410

				4,616,480

Argentina 3.2%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30	5,815	4,355,244
Sr. Unsec’d. Notes	1.000	07/09/29	1,114	870,640
Sr. Unsec’d. Notes	4.125(cc)	07/09/35	1,864	1,263,375
Sr. Unsec’d. Notes	5.000	01/09/38	13,769	9,917,642
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	6.625	09/01/37	1,237	873,835

				17,280,736

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Bahrain 0.3%

Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750%	09/20/29	1,240	$1,261,700
Sr. Unsec’d. Notes	7.000	10/12/28	430	441,958

				1,703,658

Brazil 1.2%

Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30	3,960	3,545,784
Sr. Unsec’d. Notes(aa)	5.625	01/07/41	1,500	1,304,955
Sr. Unsec’d. Notes(aa)	6.125	01/22/32	1,050	1,026,480
Sr. Unsec’d. Notes(aa)	7.125	05/13/54	780	732,888

				6,610,107

Colombia 1.6%

Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30	3,200	2,678,400
Sr. Unsec’d. Notes(aa)	3.875	04/25/27	1,290	1,240,335
Sr. Unsec’d. Notes(aa)	4.500	03/15/29	1,770	1,646,100
Sr. Unsec’d. Notes(aa)	6.125	01/18/41	2,645	2,158,320
Sr. Unsec’d. Notes(aa)	7.375	09/18/37	780	746,484
Sr. Unsec’d. Notes	7.500	02/02/34	430	425,876

				8,895,515

Costa Rica 0.2%

Costa Rica Government International Bond,
Unsec’d. Notes, 144A	7.300	11/13/54	800	837,200

Dominican Republic 1.6%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	2,000	1,845,500
Sr. Unsec’d. Notes	5.950	01/25/27	3,000	3,003,090
Sr. Unsec’d. Notes	6.850	01/27/45	800	797,400
Sr. Unsec’d. Notes	7.450	04/30/44	2,060	2,179,706
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	855	733,804
Sr. Unsec’d. Notes, 144A	7.050	02/03/31	320	329,920

				8,889,420

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 57

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ecuador 0.6%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000%(cc)	07/31/40		850	$500,225
Sr. Unsec’d. Notes	6.900	07/31/30		720	556,092
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		901	530,485
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35		1,829	1,195,592
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		580	448,075
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30		414	262,135

					3,492,604

Egypt 1.6%

Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		710	635,386
Sr. Unsec’d. Notes	8.700	03/01/49		1,355	1,102,740
Sr. Unsec’d. Notes	8.875	05/29/50		510	419,470
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	3,095	2,880,591
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,075	1,094,172
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	2,635	2,428,321

					8,560,680

El Salvador 0.2%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	1,012,500

Gabon 0.0%

Gabon Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		200	157,500

Ghana 0.7%

Ghana Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		915	815,722
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		1,521	1,356,061
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		2,083	1,518,278
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26		109	101,934
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		229	178,109

					3,970,104

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Guatemala 0.2%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375%	06/05/27		590	$568,612
Sr. Unsec’d. Notes	4.900	06/01/30		450	426,659
Sr. Unsec’d. Notes	6.125	06/01/50		300	266,348

					1,261,619

Honduras 0.2%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250	01/19/27		930	901,170

Ivory Coast 1.2%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,120	1,035,170
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	2,480	2,456,978
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,245	1,227,463
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,460	1,322,052
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		375	366,330

					6,407,993

Jordan 0.1%

Jordan Government International Bond,
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		515	513,357

Lebanon 0.2%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	318,000
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	405,450
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		275	43,725
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		450	71,550
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		845	134,355
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		725	115,275

					1,088,355

Mongolia 0.0%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	213,994

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 59

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Morocco 0.3%

Morocco Government International Bond,
Sr. Unsec’d. Notes	6.500%	09/08/33	790	$813,360
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	495	509,637

				1,322,997

Nigeria 0.4%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	520	478,078
Sr. Unsec’d. Notes	7.875	02/16/32	1,160	1,061,156
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	450	431,298

				1,970,532

Oman 0.8%

Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	1,525	1,532,625
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	1,107,299
Sr. Unsec’d. Notes	6.750	01/17/48	720	733,803
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,015	1,031,504

				4,405,231

Pakistan 0.6%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	600	556,500
Sr. Unsec’d. Notes	8.250	09/30/25	490	487,739
Sr. Unsec’d. Notes, 144A	8.250	09/30/25	610	607,185
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	1,070	1,035,225
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	460	397,785

				3,084,434

Paraguay 0.3%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44	950	898,700
Sr. Unsec’d. Notes, 144A	6.000	02/09/36	800	791,800

				1,690,500

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania 0.6%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A	7.125%	01/17/33		3,374	$3,409,731

Senegal 0.2%

Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	735	708,383
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	460	347,315

					1,055,698

Serbia 0.8%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,490	1,392,189
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,820	1,868,597
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		1,170	1,209,122

					4,469,908

South Africa 0.4%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(aa)	4.850	09/30/29		1,000	933,750
Sr. Unsec’d. Notes	7.300	04/20/52		200	180,250
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		1,120	1,069,320

					2,183,320

Sri Lanka 0.4%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		185	161,552
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		747	591,574
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		246	172,923
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		478	387,468
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		862	705,469
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		222	206,952

					2,225,938

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 61

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Turkey 2.1%

Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	7.125%	07/17/32	1,570	$1,569,027
Sr. Unsec’d. Notes(aa)	9.125	07/13/30	1,625	1,803,750
Sr. Unsec’d. Notes, Series 06Y(aa)	9.375	03/14/29	510	562,594
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31	1,660	1,580,635
Sr. Unsec’d. Notes, Series 10Y(aa)	7.625	05/15/34	1,195	1,225,995
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375	01/19/33	1,890	2,136,291
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47	2,150	1,655,973
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN(aa)	9.000	01/28/27	745	781,551

				11,315,816

Ukraine 0.4%

Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	96,937
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	277,387
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	543	335,728
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	279	196,235
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	950	535,188
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	610	338,488
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	515	282,188

				2,062,151

United Arab Emirates 0.2%

Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	975,536

Zambia 0.2%

Zambia Government International Bond,
Unsec’d. Notes, 144A	0.500	12/31/53	382	232,054
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	855	759,247

				991,301

TOTAL SOVEREIGN BONDS (cost $122,279,647)				117,576,085

U.S. TREASURY OBLIGATIONS(k) 0.6%
U.S. Treasury Notes	3.500	09/30/26	550	543,834

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	4.250%	11/30/26	2,900	$2,902,039

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,441,304)				3,445,873

			Shares

COMMON STOCKS 2.1%

Jamaica 0.2%

Digicel International Finance Ltd.*^(x)			171,102	1,026,612

Luxembourg 0.3%

Intelsat Emergence SA*			51,488	1,679,255

United States 1.6%

CEC Entertainment, Inc.*			34,226	467,750
Cornerstone Chemical Co.*^			50,669	962,711
Diamond Sports Group, LLC*			30,779	580,954
Expand Energy Corp.			7,220	733,552
Ferrellgas Partners LP (Class B Stock)			10,866	1,338,597
GenOn Energy Holdings, Inc. (Class A Stock)*^			14,397	431,910
Heritage Power LLC*			37,551	2,046,529
Heritage Power LLC*			1,652	90,034
Heritage Power LLC*^			43,215	21,608
TPC Group, Inc.*^			48,777	1,146,259
Venator Materials PLC*^(x)			2,352	1,058,400

				8,878,304

TOTAL COMMON STOCKS (cost $7,575,504)				11,584,171

PREFERRED STOCKS 0.1%

Jamaica 0.1%

Digicel International Finance Ltd.*^(x)
			18,238	204,446

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 63

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

United States 0.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	123	$123,000

TOTAL PREFERRED STOCKS (cost $234,410)		327,446

	Units

WARRANTS* 0.0%

United States

Diamond Sports Group, LLC, expiring 06/30/26 (cost $0)	57,566	38,978

TOTAL LONG-TERM INVESTMENTS (cost $691,133,784)		670,451,202

	Shares

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $2,212,723)(wb)	2,212,723	2,212,723

TOTAL INVESTMENTS 123.8% (cost $693,346,507)		672,663,925
Liabilities in excess of other assets(z) (23.8)%		(129,236,759)

NET ASSETS 100.0%		$543,427,166

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,376,936 and 2.1% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $299,423,452 segregated as collateral for amount of $135,000,000 borrowed and outstanding as of January 31, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

CMG Media Corp.,
Sec’d. Notes, 144A, 8.875%, 06/18/29	12/12/19-02/28/20	$244,325	$197,324	0.0%
Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	12	15,759	0.0
Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	4	357	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	1,783,086	1,913,902	0.4
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	110,180	204,446	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	208,462	1,026,612	0.2
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	697,662	937,202	0.2
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%, 12.000%, 05/15/29	10/28/24-11/08/24	234,962	252,457	0.0
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A(aa), 6.500%, 10/01/29	09/17/02-02/18/22	1,578,750	959,600	0.2
Venator Materials PLC*^	03/08/19-10/19/23	2,477,338	1,058,400	0.2

Total		$7,334,781	$6,566,059	1.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 65

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Unfunded loan commitments outstanding at January 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $245,490)^	248	$245,520	$30	$—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/19/29 (cost $171,429)	171	173,285	1,856	—

		$418,805	$1,886	$—

Futures contracts outstanding at January 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
103	2 Year U.S. Treasury Notes	Mar. 2025	$21,179,375	$1,093
129	5 Year Euro-Bobl	Mar. 2025	15,715,023	(238,309)
130	5 Year U.S. Treasury Notes	Mar. 2025	13,830,782	(16,167)
203	10 Year U.S. Treasury Notes	Mar. 2025	22,095,281	(173,953)
82	20 Year U.S. Treasury Bonds	Mar. 2025	9,340,313	(220,615)
43	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	5,094,156	(178,478)
151	Euro Schatz Index	Mar. 2025	16,732,292	(98,024)

				(924,453)

Short Position:
31	10 Year U.K. Gilt	Mar. 2025	3,565,791	61,854

				$(862,599)

Forward foreign currency exchange contracts outstanding at January 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BNYM	GBP	27,847	$34,770,030	$34,527,107	$—	$(242,923)
Expiring 03/04/25	BARC	GBP	108	133,835	133,851	16	—
Euro,
Expiring 02/04/25	BNP	EUR	73,566	76,685,686	76,330,656	—	(355,030)
Expiring 03/04/25	MSI	EUR	55	56,687	56,726	39	—

				$111,646,238	$111,048,340	55	(597,953)

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BARC	GBP	243	$296,136	$301,451	$—	$(5,315)
Expiring 02/04/25	MSI	GBP	27,604	34,235,053	34,225,656	9,397	—
Expiring 03/04/25	BNYM	GBP	27,847	34,766,438	34,524,315	242,123	—
Expiring 03/04/25	CITI	GBP	503	625,151	623,802	1,349	—
Euro,
Expiring 02/04/25	BNP	EUR	70,083	72,813,646	72,717,210	96,436	—
Expiring 02/04/25	HSBC	EUR	1,048	1,081,881	1,087,122	—	(5,241)
Expiring 02/04/25	MSI	EUR	2,415	2,517,982	2,506,167	11,815	—
Expiring 02/04/25	MSI	EUR	19	20,029	20,158	—	(129)
Expiring 03/04/25	BNP	EUR	73,566	76,784,264	76,429,521	354,743	—
Expiring 03/04/25	BNP	EUR	1,683	1,757,415	1,748,023	9,392	—
Expiring 03/04/25	CITI	EUR	1,109	1,154,224	1,152,064	2,160	—

				$226,052,219	$225,335,489	727,415	(10,685)

						$727,470	$(608,638)

Credit default swap agreements outstanding at January 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000	%(Q)	6,575	2.990%	$497,005	$574,385	$77,380
CDX.NA.IG.43.V1	12/20/29	1.000	%(Q)	8,200	0.483%	173,941	195,787	21,846

						$670,946	$770,172	$99,226

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 67

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.380%	GSI	03/20/25	(5,670)	$132,288	$—	$132,288
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.380%	MSI	12/20/25	(3,000)	10,260	—	10,260

					$142,548	$—	$142,548

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$142,548	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$105,000	$735,969
JPS	330,000	1,755,233

Total	$435,000	$2,491,202

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$8,357,432	$—
Corporate Bonds
Angola	—	1,013,200	—
Argentina	—	4,680,268	—
Australia	—	2,018,815	—
Brazil	—	17,814,164	9,475
Canada	—	19,172,852	—
Chile	—	1,697,890	—
China	—	668,077	—
Colombia	—	6,310,266	—
Costa Rica	—	526,964	—
Czech Republic	—	1,037,446	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 69

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Finland	$—	$667,712	$—
France	—	10,256,464	—
Ghana	—	453,935	—
Guatemala	—	3,555,757	—
India	—	10,627,744	—
Ireland	—	787,625	—
Israel	—	3,700,287	—
Italy	—	6,230,263	—
Jamaica	—	2,851,104	16,116
Japan	—	1,357,085	—
Kuwait	—	851,000	—
Luxembourg	—	7,253,744	—
Macau	—	2,278,727	—
Mexico	—	27,386,711	—
Morocco	—	444,450	—
Netherlands	—	3,318,226	—
Nigeria	—	611,742	—
Panama	—	863,676	—
Peru	—	673,125	—
Russia	—	178,437	—
Serbia	—	412,000	—
Singapore	—	809,000	—
Slovenia	—	5,963,356	—
South Africa	—	9,563,574	—
Spain	—	7,234,039	—
Switzerland	—	2,132,451	—
Thailand	—	2,998,206	—
Turkey	—	9,118,343	—
Ukraine	—	1,201,773	—
United Arab Emirates	—	1,615,302	—
United Kingdom	—	36,850,713	—
United States	—	275,173,133	—
Vietnam	—	1,121,404	—
Zambia	—	2,289,566	—
Floating Rate and Other Loans
Canada	—	281,445	—
Jamaica	—	964,006	—
Jersey	—	4,133,678	—
Netherlands	—	2,757,133	1,040,287
Switzerland	—	1,132,660	—
United Kingdom	—	3,707,659	3,543,384
United States	—	13,972,060	1,792,698

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds
Angola	$—	$4,616,480	$—
Argentina	—	17,280,736	—
Bahrain	—	1,703,658	—
Brazil	—	6,610,107	—
Colombia	—	8,895,515	—
Costa Rica	—	837,200	—
Dominican Republic	—	8,889,420	—
Ecuador	—	3,492,604	—
Egypt	—	8,560,680	—
El Salvador	—	1,012,500	—
Gabon	—	157,500	—
Ghana	—	3,970,104	—
Guatemala	—	1,261,619	—
Honduras	—	901,170	—
Ivory Coast	—	6,407,993	—
Jordan	—	513,357	—
Lebanon	—	1,088,355	—
Mongolia	—	213,994	—
Morocco	—	1,322,997	—
Nigeria	—	1,970,532	—
Oman	—	4,405,231	—
Pakistan	—	3,084,434	—
Paraguay	—	1,690,500	—
Romania	—	3,409,731	—
Senegal	—	1,055,698	—
Serbia	—	4,469,908	—
South Africa	—	2,183,320	—
Sri Lanka	—	2,225,938	—
Turkey	—	11,315,816	—
Ukraine	—	2,062,151	—
United Arab Emirates	—	975,536	—
Zambia	—	991,301	—
U.S. Treasury Obligations	—	3,445,873	—
Common Stocks
Jamaica	—	—	1,026,612
Luxembourg	—	1,679,255	—
United States	733,552	4,523,864	3,620,888
Preferred Stocks
Jamaica	—	—	204,446
United States	—	—	123,000
Warrants
United States	—	38,978	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 71

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investment
Affiliated Mutual Fund	$2,212,723	$—	$—

Total	$2,946,275	$658,340,744	$11,376,906

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$1,856	$30
Futures Contracts	62,947	—	—
OTC Forward Foreign Currency Exchange Contracts	—	727,470	—
Centrally Cleared Credit Default Swap Agreements	—	99,226	—
OTC Total Return Swap Agreements	—	142,548	—

Total	$62,947	$971,100	$30

Liabilities
Futures Contracts	$(925,546)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(608,638)	—

Total	$(925,546)	$(608,638)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds- Brazil	Corporate Bonds- Jamaica	Corporate Bonds- United States	Floating Rate and Other Loans- Netherlands
Balance as of 07/31/24	$—	$169	$941,994	$—
Realized gain (loss)	(2)	11,605	—	—
Change in unrealized appreciation (depreciation)	(2,415)	16,750	(49,455)	(11,642)
Purchases/Exchanges /Issuances	11,844	—	47,099	1,051,912
Sales/Paydowns	—	(12,408)	—	(17)
Accrued discount/premium	48	—	—	34
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	(939,638)	—

Balance as of 01/31/25	$9,475	$16,116	$—	$1,040,287

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Corporate Bonds- Brazil	Corporate Bonds- Jamaica	Corporate Bonds- United States	Floating Rate and Other Loans- Netherlands
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(2,415)	$16,118	$—	$(11,642)

	Floating Rate and Other Loans- United Kingdom	Floating Rate and Other Loans- United States	Common Stocks- Jamaica	Common Stocks- United States
Balance as of 07/31/24	$1,112,027	$803,527	$426,044	$8,216,522
Realized gain (loss)	194	(256)	—	1,219,426
Change in unrealized appreciation (depreciation)	(17,722)	65,221	600,568	(1,120,475)
Purchases/Exchanges/Issuances	2,454,487	1,154,228	—	—
Sales/Paydowns	(12,400)	(236,302)	—	(1,219,425)
Accrued discount/premium	6,798	6,280	—	—
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	(3,475,160)

Balance as of 01/31/25	$3,543,384	$1,792,698	$1,026,612	$3,620,888

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(17,722)	$65,221	$600,568	$(960,776)

	Preferred Stocks- Jamaica	Preferred Stocks- United States	Unfunded Loan Commitments
Balance as of 07/31/24	$193,383	$123,000	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	11,063	—	30
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of 01/31/25	$204,446	$123,000	$30

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$11,063	$—	$30

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 73

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Corporate Bonds-Jamaica	$16,116	Market	Recovery Value	Recovery Rate	0.83% - 12.62%
Floating Rate and Other Loans - Netherlands	1,040,287	Market	Comparable Bond	Yield Curve Spread Discount	150 bps
Floating Rate and Other Loans - United Kingdom	1,106,598	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks - United States	962,711	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks - United States	21,608	Market	Enterprise Value	Recovery Rate	0.50%
Preferred Stocks - Jamaica	204,446	Market	Enterprise Value	Recovery Rate	11.21%
Preferred Stocks - United States	123,000	Market	Transaction Based	Unadjusted Price	NA

	$3,474,766

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2025, the aggregate value of these securities and/or derivatives was $7,902,170. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Sovereign Bonds	21.6%
Oil & Gas	11.0
Telecommunications	9.3
Media	6.8
Retail	6.7

Electric	4.9%
Chemicals	4.7
Diversified Financial Services	4.1
Commercial Services	4.0
Home Builders	2.9

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Healthcare-Services	2.8%
Foods	2.4
Mining	2.4
Pipelines	2.4
Leisure Time	2.3
Building Materials	2.2
Entertainment	1.9
Pharmaceuticals	1.9
Banks	1.9
Real Estate	1.7
Packaging & Containers	1.7
Aerospace & Defense	1.7
Collateralized Loan Obligations	1.6
Auto Parts & Equipment	1.4
Lodging	1.1
Software	1.1
Engineering & Construction	1.0
Iron/Steel	1.0
Real Estate Investment Trusts (REITs)	1.0
Airlines	1.0
Holding Companies-Diversified	0.8
Computers	0.8
Internet	0.8
Distribution/Wholesale	0.7
Housewares	0.7
U.S. Treasury Obligations	0.6
Healthcare-Products	0.6
Apparel	0.6
Wireless Telecommunication Services	0.6
Oil, Gas & Consumable Fuels	0.5
Environmental Control	0.5
Household Products/Wares	0.5
Transportation	0.5

Metal Fabricate/Hardware	0.5%
Machinery-Diversified	0.4
Insurance	0.4
Gas	0.4
Forest Products & Paper	0.4
Affiliated Mutual Fund	0.4
Auto Manufacturers	0.3
Electrical Components & Equipment	0.3
Energy-Alternate Sources	0.3
Miscellaneous Manufacturing	0.3
Gas Utilities	0.2
Investment Companies	0.2
Beverages	0.2
Coal	0.1
Advertising	0.1
Interactive Media & Services	0.1
Machinery-Construction & Mining	0.1
Electronics	0.1
Hotels, Restaurants & Leisure	0.1
Electric Utilities	0.1
Agriculture	0.1
Cosmetics/Personal Care	0.0 *
Electronic Equipment, Instruments & Components	0.0 *

123.8
Liabilities in excess of other assets	(23.8)

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 75

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$99,226	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	727,470		Unrealized depreciation on OTC forward foreign currency exchange contracts	608,638
Interest rate contracts	Due from/to broker-variation margin futures	62,947	*	Due from/to broker-variation margin futures	925,546	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	142,548		—	—

		$1,032,191			$1,534,184

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(357,579)
Foreign exchange contracts	—	3,506,073	—
Interest rate contracts	644,070	—	(511,806)

Total	$644,070	$3,506,073	$(869,385)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$65,549

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$1,292,124	$—
Interest rate contracts	(2,503,894)	—	735,591

Total	$(2,503,894)	$1,292,124	$801,140

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$100,250,725
Futures Contracts - Short Positions (1)	5,445,680
Forward Foreign Currency Exchange Contracts - Purchased (2)	113,504,897
Forward Foreign Currency Exchange Contracts - Sold (2)	227,582,953
Credit Default Swap Agreements - Buy Protection (1)	11,583,333
Credit Default Swap Agreements - Sell Protection (1)	11,008,333
Total Return Swap Agreements (1)	11,601,667

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$16	$(5,315)	$(5,299)	$—	$(5,299)
BNP	460,571	(355,030)	105,541	—	105,541
BNYM	242,123	(242,923)	(800)	—	(800)
CITI	3,509	—	3,509	—	3,509
GSI	132,288	—	132,288	—	132,288

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 77

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

HSBC	$—	$(5,241)	$(5,241)	$—	$(5,241)
MSI	31,511	(129)	31,382	—	31,382

	$870,018	$(608,638)	$261,380	$—	$261,380

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $691,133,784)	$670,451,202
Affiliated investments (cost $2,212,723)	2,212,723
Cash	74,315
Foreign currency, at value (cost $192,678)	192,436
Dividends and interest receivable	10,931,416
Receivable for investments sold	1,848,563
Due from broker	1,109,250
Due from prime broker	890,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	727,470
Deposit with broker for centrally cleared/exchange-traded derivatives	435,000
Unrealized appreciation on OTC swap agreements	142,548
Tax reclaim receivable	14,196
Unrealized appreciation on unfunded loan commitments	1,886
Prepaid expenses	2,879

Total Assets	689,033,884

Liabilities

Loan payable	135,000,000
Payable for investments purchased	8,543,991
Unrealized depreciation on OTC forward foreign currency exchange contracts	608,638
Interest payable	581,963
Management fee payable	485,097
Due to broker—variation margin futures	166,353
Accrued expenses and other liabilities	137,538
Deferred directors’ fees and directors’ fees payable	58,858
Exchange listing fees payable	20,089
Due to broker—variation margin swaps	4,191

Total Liabilities	145,606,718

Net Assets	$543,427,166

Net assets were comprised of:
Common stock, at par	$40,924
Paid-in capital in excess of par	753,978,309
Total distributable earnings (loss)	(210,592,067)

Net assets, January 31, 2025	$543,427,166

Net asset value and redemption price per share
($543,427,166 ÷ 40,923,879 shares of common stock issued and outstanding)	$13.28

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 79

PGIM Global High Yield Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $87 foreign withholding tax)	$26,114,967
Unaffiliated dividend income	398,519
Affiliated dividend income	134,436

Total income	26,647,922

Expenses
Management fee	2,927,339
Interest expense	4,112,093
Professional fees	42,186
Shareholders’ reports	40,781
Custodian and accounting fees	38,477
Audit fee	26,568
Exchange listing fees	20,089
Transfer agent’s fees and expenses	10,340
Directors’ fees	6,475
Miscellaneous	22,095

Total expenses	7,246,443

Net investment income (loss)	19,401,479

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(16,724,525)
Futures transactions	644,070
Forward currency contract transactions	3,506,073
Swap agreement transactions	(869,385)
Foreign currency transactions	(1,114,635)

(14,558,402)

Net change in unrealized appreciation (depreciation) on:
Investments	30,027,368
Futures	(2,503,894)
Forward currency contracts	1,292,124
Swap agreements	801,140
Foreign currencies	(15,662)
Unfunded loan commitment	1,051

29,602,127

Net gain (loss) on investment and foreign currency transactions	15,043,725

Net Increase (Decrease) In Net Assets Resulting From Operations	$34,445,204

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,401,479	$35,153,974
Net realized gain (loss) on investment and foreign currency transactions	(14,558,402)	(29,961,207)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	29,602,127	62,627,031

Net increase (decrease) in net assets resulting from operations	34,445,204	67,819,798

Dividends and Distributions
Distributions from distributable earnings	(25,782,044)	(37,268,582)
Tax return of capital distributions	—	(14,295,506)

Total dividends and distributions	(25,782,044)	(51,564,088)

Total increase (decrease)	8,663,160	16,255,710

Net Assets:

Beginning of period	534,764,006	518,508,296

End of period	$543,427,166	$534,764,006

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 81

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2025

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$34,445,204

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	160,455,842
Purchases of long-term portfolio investments, net of amounts payable	(146,676,492)
Net proceeds (purchases) of short-term portfolio investments	4,122,867
Net premiums (paid) received for swap agreements	(803,836)
Amortization of premium and accretion of discount on portfolio investments	(3,207,451)
Net realized (gain) loss on investment transactions	16,724,525
Net realized (gain) loss on futures transactions	(644,070)
Net realized (gain) loss on forward currency contract transactions	(3,506,073)
Net realized (gain) loss on swap agreement transactions	869,385
Net realized (gain) loss on foreign currency transactions	1,114,635
Net change in unrealized (appreciation) depreciation on investments	(30,027,368)
Net change in unrealized (appreciation) depreciation on futures	2,503,894
Net change in unrealized (appreciation) depreciation on forward currency contracts	(1,292,124)
Net change in unrealized (appreciation) depreciation on swap agreements	(801,140)
Net change in unrealized (appreciation) depreciation on foreign currencies	15,662
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	(1,051)
(Increase) Decrease In Assets:
Dividends and interest receivable	(32,171)
Prepaid expenses	(2,879)
Increase (Decrease) In Liabilities:
Interest payable	(191,048)
Management fee payable	(767)
Due to broker - variation margin futures	166,353
Accrued expenses and other liabilities	(72,426)
Deferred directors’ fees and directors’ fees payable	229
Exchange listing fees payable	20,089
Due to broker - variation margin swaps	4,191
Dividends payable	(94,833)

Total adjustments	(1,356,057)

Net cash provided by (used for) operating activities	33,089,147

Effect of exchange rate changes on cash	515,952

Cash Flows Provided By (Used For) Financing Activities:
Repayment of Credit Facility borrowings	(10,000,000)
Cash paid on distributions from distributable earnings	(25,782,044)

Net cash provided by (used for) financing activities	(35,782,044)

Net increase (decrease) in cash and restricted cash, including foreign currency	(2,176,945)

Cash and restricted cash at beginning of period, including foreign currency	4,877,946

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$2,701,001

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2025

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$4,303,141

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2025
Cash	74,315
Foreign currency, at value	192,436
Restricted cash:
Due from broker	1,109,250
Due from prime broker	890,000
Deposit with broker for centrally cleared/exchange-traded derivatives	435,000

Total Cash and Restricted Cash, Including Foreign Currency	$2,701,001

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 83

PGIM Global High Yield Fund, Inc.

Financial Highlights (unaudited)

Six Months Ended January 31, 2025

	Six Months Ended		Year Ended July 31,
	January 31, 2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.07		$12.67	$13.08	$16.71	$15.50	$16.64
Income (loss) from investment operations:
Net investment income (loss)	0.47		0.86	0.85	0.94	1.09	1.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.37		0.80	- (b)	(3.31)	1.38	(0.98)
Total from investment operations	0.84		1.66	0.85	(2.37)	2.47	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.91)	(1.26)	(1.26)	(1.10)	(1.26)
Tax return of capital distributions	-		(0.35)	-	-	(0.16)	-
Total dividends and distributions	(0.63)		(1.26)	(1.26)	(1.26)	(1.26)	(1.26)
Net asset value, end of period	$13.28		$13.07	$12.67	$13.08	$16.71	$15.50
Market price, end of period	$12.97		$12.40	$11.38	$11.98	$15.59	$13.18
Total Return(c):	9.89%		21.55%	6.31%	(15.91)%	28.97%	(0.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$543,427		$534,764	$518,508	$535,081	$683,720	$634,170
Average net assets (000)	$540,345		$518,212	$514,641	$623,650	$663,605	$634,188
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.66	%(f)	2.92%	2.28%	1.48%	1.59%	1.99%
Expenses before waivers and/or expense reimbursement(e)	2.66	%(f)	2.92%	2.28%	1.48%	1.59%	1.99%
Net investment income (loss)	7.12	%(f)	6.78%	6.78%	6.19%	6.70%	7.13%
Portfolio turnover rate(g)	21%		45%	25%	35%	51%	49%
Asset coverage	503%		469%	458%	701%	375%	383%
Total debt outstanding at period-end (000)	$135,000		$145,000	$145,000	$89,000	$249,000	$224,000

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense of 1.51%, 1.76%, 1.12%, 0.32%, 0.33%, and 0.75%, for the six months ended January 31, 2025 and years ended July 31, 2024, 2023, 2022, 2021, and 2020, respectively. Includes tax expense of 0.05%, and 0.01%, for the years ended July 31, 2023, and 2020, respectively.

(f)	Annualized.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2025

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 85

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 121.6%

ASSET-BACKED SECURITIES 4.4%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052%(c)	07/15/30	1,595	$1,598,281
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	07/18/30	638	638,900
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31	905	905,342
HPS Loan Management Ltd. (Cayman Islands),
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.432(c)	10/15/30	2,503	2,504,720
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	04/20/32	3,749	3,752,492
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744(c)	01/15/31	748	749,400
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	10/21/30	1,627	1,628,017
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.693(c)	01/20/35	2,250	2,250,000
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	04/20/33	947	948,316
Shackleton CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.875(c)	08/15/30	302	302,154
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.602(c)	04/15/33	4,750	4,755,516
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31	412	412,901

TOTAL ASSET-BACKED SECURITIES (cost $20,380,265)				20,446,039

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 101.3%

Advertising 0.6%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125%	08/15/27	2,187	$2,130,037
Sr. Sec’d. Notes, 144A	9.000	09/15/28	175	184,240
CMG Media Corp.,
Sec’d. Notes, 144A(x)	8.875	06/18/29	340	273,837

				2,588,114

Aerospace & Defense 2.4%

Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	440	414,629
Sr. Unsec’d. Notes	5.930	05/01/60	330	307,737
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	1,500	1,491,982
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	290	296,163
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	223	223,836
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	455	469,788
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,000	1,041,250
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	911	913,278
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	940	1,011,675
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	567,923
Gtd. Notes(aa)	5.500	11/15/27	1,825	1,807,782
Sr. Sec’d. Notes, 144A	6.000	01/15/33	750	739,599
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,080	1,091,308
Sr. Sec’d. Notes, 144A	6.625	03/01/32	525	534,729
Sr. Sec’d. Notes, 144A	6.750	08/15/28	235	239,188

				11,150,867

Airlines 1.4%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	350	358,164
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	479	479,124
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29	1,425	1,421,309
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,065,267
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	797,142

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 87

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)

VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	750	$685,313
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	780	778,050
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	795	817,344

				6,401,713

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	575	535,161
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(aa)	4.000	08/15/29	1,750	1,549,373

				2,084,534

Auto Manufacturers 0.7%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	538	450,026
Sr. Unsec’d. Notes	4.750	01/15/43	225	177,337
Sr. Unsec’d. Notes	7.400	11/01/46	100	105,600
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	494	487,488
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	575	611,496
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,350	1,342,262

				3,174,209

Auto Parts & Equipment 1.9%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,411	1,403,663
Sr. Sec’d. Notes, 144A	7.000	04/15/28	400	409,500
Sr. Unsec’d. Notes, 144A	7.500	02/15/33	200	202,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	256	256,626
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	375	376,406
Sr. Sec’d. Notes, 144A	6.750	02/15/30	75	76,177

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750%	04/15/25	250	$250,000
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	150	142,362
Sr. Unsec’d. Notes	4.500	02/15/32	100	94,094
Sr. Unsec’d. Notes	5.375	11/15/27	200	199,081
Sr. Unsec’d. Notes	5.625	06/15/28	600	596,142
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	710	724,041
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	275	275,891
Sr. Sec’d. Notes, 144A	6.750	04/15/29	265	272,366
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	2,650	2,527,670
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	925	918,846

				8,724,865

Banks 1.3%

Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	335	337,438
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	1,000	980,159
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	01/15/27	1,525	1,529,219
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	553,510
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	75	81,721
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	325	362,862
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	240	242,573
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	2,200	1,946,881
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	200	205,797

				6,240,160

Building Materials 2.5%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	140	133,966

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 89

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750%	08/01/28	650	$638,625
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A(aa)	6.125	01/15/29	890	720,238
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	920	937,732
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.750	07/15/31	275	279,628
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	430	426,287
Masterbrand, Inc.,
Gtd. Notes, 144A	7.000	07/15/32	265	270,930
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	183	185,170
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	877	835,272
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	1,590	1,596,932
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	545	547,665
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	833	826,130
Sr. Sec’d. Notes, 144A	8.875	11/15/31	555	592,394
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	585	590,656
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	350	306,366
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,250	1,160,940
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,400	1,361,225
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	490	483,087

				11,893,243

Chemicals 2.0%

Ashland, Inc.,
Sr. Unsec’d. Notes(aa)	6.875	05/15/43	2,125	2,204,141
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	345	227,329

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250%	11/01/31	165	$164,448
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	250	256,989
Gtd. Notes	6.800	11/15/30	75	77,788
Chemours Co. (The),
Gtd. Notes, 144A	8.000	01/15/33	340	337,189
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	856	813,191
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	205	204,428
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	265	266,988
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	593,245
Sr. Sec’d. Notes, 144A	7.250	06/15/31	420	428,009
Sr. Sec’d. Notes, 144A(aa)	9.750	11/15/28	1,650	1,748,112
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	400	383,926
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	645	610,331
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	395,438
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	515	466,865
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	7.375	03/01/31	175	180,588

				9,359,005

Coal 0.3%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	704	716,320
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	605	618,613

				1,334,933

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 91

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 5.8%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28	334	$329,027
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,015	1,040,907
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	06/01/29	1,350	1,248,599
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	3,350	3,370,510
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	860	819,150
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,315	1,249,250
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	525	508,357
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,325	1,206,076
Gtd. Notes, 144A	4.625	10/01/27	400	387,353
APi Group DE, Inc.,
Gtd. Notes, 144A	4.750	10/15/29	325	308,371
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(aa)	4.750	04/01/28	1,295	1,227,673
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	197,750
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31	450	471,316
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	300	292,951
Gtd. Notes, 144A	6.500	06/15/29	125	127,467
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	505	519,624
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	441	439,654
Gtd. Notes, 144A	6.625	06/15/29	405	413,867
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	205	182,082
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,700	2,620,973
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	875	827,661

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Service Corp. International,
Sr. Unsec’d. Notes(aa)	3.375%	08/15/30	1,532	$1,360,957
Sr. Unsec’d. Notes	5.750	10/15/32	395	388,002
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	350	359,346
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	509,946
Gtd. Notes	4.000	07/15/30	150	138,941
Gtd. Notes(aa)	4.875	01/15/28	5,720	5,641,066
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	475	412,636
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	155	168,427
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	350	371,129
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	255	261,438

				27,400,506

Computers 1.1%

Amentum Holdings, Inc.,
Gtd. Notes, 144A	7.250	08/01/32	355	359,915
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	220,275
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	575	592,907
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	398,150
Gtd. Notes, 144A	3.750	10/01/30	325	297,952
McAfee Corp.,
Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	2,055	2,026,672
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	125	136,185
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,059,944
Gtd. Notes, 144A	5.125	04/15/29	124	118,284

				5,210,284

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 93

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cosmetics/Personal Care 0.1%

Perrigo Finance Unlimited Co.,
Gtd. Notes	6.125%	09/30/32	555	$542,629

Distribution/Wholesale 0.7%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A(aa)	3.875	12/15/28	1,940	1,936,881
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	220	231,875
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	153,375
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	190	198,011
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	750	794,420

				3,314,562

Diversified Financial Services 5.4%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	440	443,850
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	865	932,669
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	211,705
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	440	455,445
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	275	287,223
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	425	437,750
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	190	188,100
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	575	605,187
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	370	374,625
Gtd. Notes, 144A	9.250	12/01/28	105	111,825
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	265	274,145
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes	3.625	09/01/28	683	657,802
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	402,352
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	307,752

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

LD Holdings Group LLC,
Gtd. Notes, 144A	6.125%	04/01/28	475	$415,948
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	150	154,521
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	418,136
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	75	78,520
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	950	897,222
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,377,402
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,722,820
Gtd. Notes, 144A	6.500	08/01/29	300	301,853
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	250	239,426
Sr. Unsec’d. Notes(aa)	5.500	03/15/29	1,325	1,270,344
Sr. Unsec’d. Notes	9.375	07/25/30	175	190,191
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	500	467,000
Gtd. Notes	4.000	09/15/30	300	268,803
Gtd. Notes	6.625	05/15/29	300	304,755
Gtd. Notes(aa)	7.125	03/15/26	3,748	3,822,775
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,150	1,076,394
Gtd. Notes, 144A	5.375	10/15/25	800	798,865
Gtd. Notes, 144A	5.750	09/15/31	275	263,126
Gtd. Notes, 144A	7.125	11/15/30	75	76,776
Gtd. Notes, 144A	7.875	12/15/29	100	104,644
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	510	499,195
PRA Group, Inc.,
Gtd. Notes, 144A	8.875	01/31/30	625	653,665
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	200	182,792
Gtd. Notes, 144A	3.875	03/01/31	725	640,550
Gtd. Notes, 144A(aa)	4.000	10/15/33	1,775	1,501,512
SLM Corp.,
Sr. Unsec’d. Notes	6.500	01/31/30	170	171,714
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	690	691,041

				25,280,420

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 95

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 5.1%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750%	03/01/31		50	$45,212
Sr. Unsec’d. Notes, 144A(aa)	4.625	02/01/29		2,025	1,938,124
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		800	764,185
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28		4,574	4,492,589
Edison International,
Jr. Sub. Notes	8.125(ff)	06/15/53		100	95,080
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%^(x)	13.000	06/01/28		151	126,485
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28		2,975	2,977,432
Gtd. Notes, 144A	3.375	02/15/29		150	137,144
Gtd. Notes, 144A	3.625	02/15/31		325	286,445
Gtd. Notes, 144A	3.875	02/15/32		625	549,673
Gtd. Notes, 144A	5.250	06/15/29		650	633,781
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		825	914,311
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		500	487,714
Sr. Sec’d. Notes	5.000	07/01/28		475	458,183
Sr. Sec’d. Notes	5.250	07/01/30		175	164,857
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)		1,725	1,729,210
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		375	383,501
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,075	1,020,362
Gtd. Notes, 144A	5.000	07/31/27		375	370,002
Gtd. Notes, 144A	5.500	09/01/26		525	524,925
Gtd. Notes, 144A(aa)	5.625	02/15/27		5,250	5,241,432
Gtd. Notes, 144A	6.875	04/15/32		440	453,478

					23,794,125

Electrical Components & Equipment 0.6%

Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	100	98,693
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		350	327,056
Gtd. Notes, 144A	4.750	06/15/28		350	336,186

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electrical Components & Equipment (cont’d.)

EnerSys,
Gtd. Notes, 144A	6.625%	01/15/32	160	$161,962
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	360	366,430
Gtd. Notes, 144A	6.625	03/15/32	310	317,147
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,055	1,074,734

				2,682,208

Engineering & Construction 0.3%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30	500	515,774
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	225	227,727
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	360	332,870
Gtd. Notes, 144A	4.125	02/15/32	330	295,661

				1,372,032

Entertainment 3.0%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,150	2,026,775
Sr. Sec’d. Notes, 144A	6.500	02/15/32	640	647,872
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	1,475	1,521,429
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	274,695
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	1,075	1,062,898
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	215	221,113
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	900	884,201
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	400	390,321
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,025	974,583
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	2,080	2,061,328

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 97

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875%	09/01/31		800	$542,513
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33		685	683,248
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30		825	803,258
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29		1,110	1,075,214
Gtd. Notes, 144A	6.250	03/15/33		445	440,816
Gtd. Notes, 144A	7.125	02/15/31		445	465,300

					14,075,564

Environmental Control 0.8%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		275	260,906
Gtd. Notes, 144A(aa)	4.375	08/15/29		1,625	1,531,871
Gtd. Notes, 144A	4.750	06/15/29		90	86,400
Sr. Sec’d. Notes, 144A	6.750	01/15/31		380	394,250
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		395	367,771
Gtd. Notes, 144A	4.875	12/01/29		880	818,054
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33		300	303,265
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32		180	183,348

					3,945,865

Foods 2.0%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		985	905,486
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		2,950	2,800,115
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	825	977,326

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	225	$208,194
Gtd. Notes, 144A	4.375	01/31/32	500	455,306
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	375	325,378
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,175	1,093,272
Gtd. Notes, 144A	5.500	12/15/29	375	366,941
Gtd. Notes, 144A	6.250	10/15/34	230	224,348
Gtd. Notes, 144A	6.375	03/01/33	380	374,445
Sr. Sec’d. Notes, 144A	6.250	02/15/32	255	255,441
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,325	1,198,125
US Foods, Inc.,
Gtd. Notes, 144A	5.750	04/15/33	65	63,400

				9,247,777

Forest Products & Paper 0.1%

Magnera Corp.,
Sr. Sec’d. Notes, 144A	7.250	11/15/31	645	636,098

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	7	6,974
Sr. Unsec’d. Notes	5.750	05/20/27	415	395,336
Sr. Unsec’d. Notes	5.875	08/20/26	325	322,684

				724,994

Healthcare-Products 0.9%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	4,725	4,412,410

Healthcare-Services 4.2%

DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	3,300	2,904,528
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,475	2,301,225
Gtd. Notes, 144A	6.875	09/01/32	630	639,121
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,525	1,349,333

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 99

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

LifePoint Health, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.375%	02/15/27	1,075	$1,074,287
Sr. Sec’d. Notes, 144A	8.375	02/15/32	355	359,150
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	1,119	895,140
Sr. Sec’d. Notes, 144A	11.500	12/31/30	584	502,560
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	900	857,992
Select Medical Corp.,
Gtd. Notes, 144A	6.250	12/01/32	400	392,898
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,800	1,701,103
Sr. Sec’d. Notes(aa)	4.375	01/15/30	4,950	4,629,342
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	2,088,341

				19,695,020

Holding Companies-Diversified 0.3%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,500	1,585,018

Home Builders 4.8%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	975	901,666
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	575,577
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,425	1,417,017
Gtd. Notes(aa)	7.250	10/15/29	1,975	1,993,407
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	515	520,693
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	4.875	02/15/30	2,175	1,985,340
Gtd. Notes, 144A	6.250	09/15/27	40	39,700
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	558,000
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	545	568,163
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	439,865
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,162,043

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

KB Home,
Gtd. Notes	4.800%	11/15/29	1,000	$958,251
Gtd. Notes	6.875	06/15/27	1,225	1,262,125
Landsea Homes Corp.,
Gtd. Notes, 144A	8.875	04/01/29	845	846,346
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	343,717
Gtd. Notes	4.950	02/01/28	450	441,937
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,333	1,240,476
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,050,813
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	325	332,271
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,043	1,009,661
Sr. Unsec’d. Notes	4.750	04/01/29	475	451,187
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	610	650,184
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	450,650
Gtd. Notes, 144A	5.875	06/15/27	925	931,581
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	830	803,630
Tri Pointe Homes, Inc.,
Gtd. Notes(aa)	5.700	06/15/28	1,555	1,551,526

				22,485,826

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A(aa)	4.250	03/15/29	1,250	1,156,473
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	245	232,988
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	1,145	1,016,187

				2,405,648

Housewares 0.9%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	405	410,167
Sr. Unsec’d. Notes	6.625	05/15/32	225	227,865

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 101

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000%	04/01/31	1,500	$1,331,275
Gtd. Notes	4.375	02/01/32	1,200	1,071,311
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A(aa)(x)	6.500	10/01/29	1,675	1,004,582

				4,045,200

Insurance 1.0%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	610	630,275
Sr. Unsec’d. Notes, 144A	6.000	08/01/29	375	361,534
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,380	1,433,266
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	375	392,965
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	775	737,867
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	485	490,707
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	625	612,234

				4,658,848

Internet 1.4%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	2,325	2,194,112
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	825	771,679
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	2,000	1,998,570
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	485,511
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,154,378

				6,604,250

Iron/Steel 1.1%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	215	223,135
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,709	1,720,318

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750%	04/15/30	800	$797,254
Gtd. Notes, 144A	6.875	11/01/29	590	592,578
Gtd. Notes, 144A	7.000	03/15/32	380	379,251
Gtd. Notes, 144A	7.375	05/01/33	735	732,016
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	725	767,362

				5,211,914

Leisure Time 3.6%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750	02/16/31	850	873,162
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,300	4,294,625
Gtd. Notes, 144A	6.125	02/15/33	170	169,575
Gtd. Notes, 144A	10.500	06/01/30	200	213,662
Sr. Sec’d. Notes, 144A	4.000	08/01/28	50	47,721
Life Time, Inc.,
Sr. Sec’d. Notes, 144A	6.000	11/15/31	510	509,748
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	1,175	1,233,678
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	351	351,000
Sr. Sec’d. Notes, 144A	5.875	02/15/27	150	150,365
Sr. Sec’d. Notes, 144A	8.125	01/15/29	650	689,000
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	475	476,188
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	705	713,714
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	487,195
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	175	176,390
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	625	625,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,475	1,481,372
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	835	826,324
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	1,700	1,690,089
Gtd. Notes, 144A	9.125	07/15/31	350	379,313
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	250	252,500

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 103

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625%	02/15/29	1,450	$1,430,062

				17,070,683

Lodging 2.0%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	1,250	1,166,022
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	825	725,738
Gtd. Notes, 144A	4.000	05/01/31	225	204,973
Gtd. Notes, 144A	5.875	04/01/29	520	523,635
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	123,734
Gtd. Notes	4.750	10/15/28	225	218,313
Gtd. Notes(aa)	5.500	04/15/27	1,136	1,137,412
Gtd. Notes	6.125	09/15/29	485	485,133
Gtd. Notes(aa)	6.500	04/15/32	2,415	2,418,774
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	625	624,739
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	342,562
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,400	1,352,750

				9,323,785

Machinery-Construction & Mining 0.2%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	725	697,664
Gtd. Notes, 144A	6.250	10/15/32	455	450,275

				1,147,939

Machinery-Diversified 0.8%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	635	683,907
Sr. Sec’d. Notes, 144A	7.500	01/01/30	925	966,033
GrafTech Finance, Inc.,
Sec’d. Notes, 144A(x)	4.625	12/23/29	975	686,846

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	885	$934,005
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	617,969

				3,888,760

Media 5.6%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	1,635	1,450,870
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	850	787,242
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	973,733
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	73,610
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	375	374,075
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	853,884
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	582,623
Gtd. Notes, 144A	5.375	02/01/28	200	175,727
Gtd. Notes, 144A	5.500	04/15/27	425	393,647
Gtd. Notes, 144A	6.500	02/01/29	1,200	1,024,977
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,575	864,234
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	1,750	1,023,323
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,240	815,166
Gtd. Notes	7.375	07/01/28	965	691,839
Gtd. Notes	7.750	07/01/26	5,015	4,384,522
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,200	1,267,091
News Corp.,
Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	303,507
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	541,596
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	1,805	1,197,921
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	1,095	1,042,191
Sr. Sec’d. Notes, 144A	4.125	12/01/30	25	17,532
Sr. Sec’d. Notes, 144A	8.125	02/15/33	560	563,303
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	300	273,330
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,135,442

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 105

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Univision Communications, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	8.000%	08/15/28	1,205	$1,231,494
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	600	532,059
Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,400	1,337,000
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,400	1,250,332

				26,162,270

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29	525	494,927

Mining 2.0%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	275	286,000
Unsec’d. Notes, 144A	11.500	10/01/31	575	642,461
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	900	886,905
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	900	894,105
Gtd. Notes, 144A	8.625	06/01/31	500	512,500
Sec’d. Notes, 144A	9.375	03/01/29	410	433,960
Hecla Mining Co.,
Gtd. Notes(aa)	7.250	02/15/28	700	709,260
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	965	950,969
Gtd. Notes, 144A	6.125	04/01/29	910	909,345
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	1,120	1,125,600
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	575	503,726
Gtd. Notes, 144A	4.750	01/30/30	815	766,058
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30	485	496,519
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	205	209,947

				9,327,355

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.6%

Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625%	07/01/27	1,075	$1,068,386
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	737,883
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	750	779,514

				2,585,783

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	465	432,010
Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	235	240,495

				672,505

Oil & Gas 7.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	430	441,049
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)	5,325	6,656
Antero Resources Corp.,
Gtd. Notes, 144A	7.625	02/01/29	504	516,877
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	602	742,971
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	365	368,153
Sr. Unsec’d. Notes, 144A(aa)	8.250	12/31/28	1,917	1,955,846
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,175,951
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	975	1,020,231
Gtd. Notes, 144A	8.625	11/01/30	480	508,888
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	395	402,729
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	675	638,840
Gtd. Notes, 144A	6.750	03/01/29	975	959,433

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 107

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375%	01/15/33	235	$234,498
Gtd. Notes, 144A	7.625	04/01/32	620	624,642
Gtd. Notes, 144A	9.250	02/15/28	925	968,289
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	326	330,341
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	300	311,625
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32	445	415,247
Gtd. Notes(aa)	5.375	03/15/30	860	844,154
Gtd. Notes, 144A	5.875	02/01/29	230	229,433
Gtd. Notes, 144A	6.750	04/15/29	95	95,982
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	267,122
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	585	567,150
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	596,383
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,723	1,711,222
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	645	612,646
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	555	543,166
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	218	227,631
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29	120	118,189
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	635	636,552
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	225	221,344
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.500	01/15/28	755	727,533
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27	270	271,987
Gtd. Notes, 144A	8.875	08/15/31	510	483,559
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,277,709
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.041(c)	09/30/29	227	223,622
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29	189	186,351
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	635	646,108

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500%	10/01/29	800	$751,000
Gtd. Notes, 144A	4.625	05/01/30	1,325	1,228,937
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	250	250,570
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	370	370,953
Gtd. Notes, 144A	7.000	01/15/32	520	534,446
Gtd. Notes, 144A	8.000	04/15/27	700	716,637
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	277,566
Gtd. Notes, 144A(aa)	7.125	01/15/26	646	645,354
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	100	99,818
Gtd. Notes, 144A	4.750	02/15/30	575	547,142
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	300	300,366
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	250	249,909
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	425	439,609
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	1,455	1,387,215
Gtd. Notes	4.500	04/30/30	750	707,463
Gtd. Notes	5.875	03/15/28	75	75,072
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	86	86,000
Gtd. Notes, 144A	8.250	05/15/29	1,375	1,376,719
Gtd. Notes, 144A	8.500	05/15/31	130	130,939
Sr. Sec’d. Notes, 144A	8.750	02/15/30	51	53,040
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	425	435,094
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30	225	239,042

				33,013,000

Packaging & Containers 2.2%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,312	72,181

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 109

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125%	08/15/26	EUR	700	$655,668
Sr. Sec’d. Notes, 144A	4.125	08/15/26		400	351,600
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		395	392,954
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29		575	530,254
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28		1,059	1,051,058
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		545	504,100
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		425	376,433
Sr. Sec’d. Notes, 144A	8.625	10/01/31		635	572,480
Sr. Sec’d. Notes, 144A	9.500	11/01/28		200	197,008
Sr. Unsec’d. Notes, 144A	8.250	11/01/29		465	395,746
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		900	885,594
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27		620	632,238
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30		325	294,531
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		230	230,805
Gtd. Notes, 144A	7.250	05/15/31		400	389,997
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		725	727,251
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		150	151,390
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A(aa)	12.750	12/31/28		1,535	1,695,087
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29		325	300,903

					10,407,278

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 2.6%

AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625%	08/01/29	1,475	$1,354,301
Gtd. Notes, 144A	5.125	03/01/30	725	670,777
Gtd. Notes, 144A	6.125	08/01/28	845	830,433
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	475	323,000
Gtd. Notes, 144A	5.000	02/15/29	1,150	672,750
Gtd. Notes, 144A	5.250	01/30/30	2,325	1,232,250
Gtd. Notes, 144A	5.250	02/15/31	2,635	1,383,375
Gtd. Notes, 144A	6.250	02/15/29	100	61,593
Gtd. Notes, 144A	7.000	01/15/28	250	178,750
Gtd. Notes, 144A	9.000	12/15/25	500	486,875
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,350	1,100,250
Sr. Sec’d. Notes, 144A	11.000	09/30/28	175	163,187
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	355	336,952
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	3,575	3,233,354
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%(x)	12.000	05/15/29	279	287,095

				12,314,942

Pipelines 4.8%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	325	317,634
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,418,125
Gtd. Notes, 144A	6.625	02/01/32	170	173,938
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	130	133,570
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	245	256,542
Energy Transfer LP,
Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	1,091,511
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,301,413
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	128,136
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	680	732,857

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 111

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875%	01/15/29	375	$380,152
Gtd. Notes	7.000	08/01/27	650	653,232
Gtd. Notes, 144A	8.250	01/15/32	375	391,521
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	150	155,938
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	250	263,785
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	420	395,226
Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,015	1,960,098
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	1,829	1,787,666
Gtd. Notes, 144A	6.000	12/31/30	365	352,411
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	435	442,368
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	911,313
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	257,580
Sr. Sec’d. Notes, 144A	6.250	01/15/30	300	305,599
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	1,520	1,584,424
Sr. Sec’d. Notes, 144A	7.000	01/15/30	505	516,333
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,350	2,619,196
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	2,110	2,322,634
Western Midstream Operating LP,
Sr. Unsec’d. Notes(aa)	4.050	02/01/30	875	825,015
Sr. Unsec’d. Notes	5.500	08/15/48	75	65,239

				22,743,456

Real Estate 1.2%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	1,112	1,135,652
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	264,829
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,350	1,240,406
Gtd. Notes, 144A	4.375	02/01/31	875	782,203
Gtd. Notes, 144A	5.375	08/01/28	665	646,021

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.250%	04/15/29	1,475	$1,414,356

				5,483,467

Real Estate Investment Trusts (REITs) 2.4%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	861	662,821
Gtd. Notes	9.750	06/15/25	57	56,900
Sr. Unsec’d. Notes(aa)	4.750	02/15/28	1,350	1,184,120
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	3.500	03/15/31	1,750	1,174,264
Sr. Sec’d. Notes, 144A	8.500	02/15/32	250	254,013
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	725	742,250
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	675	643,299
Gtd. Notes, 144A	6.500	04/01/32	565	569,286
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	350	318,444
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	275	267,156
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	250	246,470
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	277,627
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	470	485,492
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	825	752,762
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	284,778
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	2,200	2,352,386
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.625	12/01/29	825	793,659

				11,065,727

Retail 5.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30	3,425	3,102,057
Sr. Sec’d. Notes, 144A	3.875	01/15/28	338	321,813

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 113

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Arko Corp.,
Gtd. Notes, 144A	5.125%	11/15/29	975	$900,581
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	395	390,084
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A	6.500	08/01/30	125	128,928
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	900	960,085
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	645	694,356
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%(aa)	9.000	06/01/30	2,064	2,289,369
Sr. Sec’d. Notes, 144A, PIK 14.000%(aa)	9.000	06/01/31	1,526	1,834,260
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A	8.000	05/15/32	240	251,189
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	475	533,093
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	2,200	2,073,482
Sr. Sec’d. Notes, 144A	4.625	01/15/29	500	470,301
Foundation Building Materials, Inc.,
Gtd. Notes, 144A	6.000	03/01/29	680	608,413
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	1,100	1,001,417
Gtd. Notes, 144A	3.875	10/01/31	575	504,724
LBM Acquisition LLC,
Gtd. Notes, 144A(aa)	6.250	01/15/29	1,550	1,432,540
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A(aa)	4.875	05/01/29	1,225	1,159,985
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	45	47,300
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	750	696,221
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29	1,565	1,346,264
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	200	177,488

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750%	05/01/29	75	$71,504
Gtd. Notes, 144A	6.375	11/01/32	525	518,074
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	6.750	03/01/32	1,470	1,481,432
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	610	608,501
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	1,275	1,158,512
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A	4.500	03/15/29	870	802,575
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28	775	776,102

				26,340,650

Software 0.4%

Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	925	867,541
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	1,011,735

				1,879,276

Telecommunications 6.1%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	875	706,737
Sr. Sec’d. Notes, 144A(aa)	5.750	08/15/29	2,275	1,771,292
Sr. Sec’d. Notes, 144A	9.625	07/15/27	700	645,750
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	1,225	1,094,078
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30	513	64,766
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	286
Digicel Intermediate Holdings Ltd./Digicel International
Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27	1,422	1,417,973

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 115

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500%	11/25/28	1,227	$1,109,264
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%	6.750	11/30/30	150	138,559
Sr. Sec’d. Notes(aa)	10.750	11/30/29	1,800	1,939,998
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	1,050	1,048,792
Sec’d. Notes, 144A	6.000	01/15/30	825	826,606
Sec’d. Notes, 144A	6.750	05/01/29	425	428,687
Sr. Sec’d. Notes, 144A(aa)	5.000	05/01/28	2,725	2,696,918
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	425,284
Sr. Sec’d. Notes, 144A	8.750	05/15/30	400	422,959
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	575	585,120
Sr. Sec’d. Notes, 144A	7.000	04/15/32	600	606,858
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	359,686
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/30	1,515	1,371,075
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625	01/15/29	300	231,073
Gtd. Notes, 144A	3.750	07/15/29	100	76,220
Sec’d. Notes, 144A	3.875	10/15/30	125	98,317
Sec’d. Notes, 144A	4.000	04/15/31	275	214,669
Sec’d. Notes, 144A(aa)	4.500	04/01/30	1,780	1,469,745
Sec’d. Notes, 144A	4.875	06/15/29	400	344,988
Sr. Sec’d. Notes, 144A	10.500	04/15/29	75	84,187
Sr. Sec’d. Notes, 144A	10.500	05/15/30	456	500,574
Sr. Sec’d. Notes, 144A(aa)	11.000	11/15/29	2,808	3,181,415
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,450
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	743,486
Gtd. Notes	8.750	03/15/32	706	843,916
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	575	570,698

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250%	10/01/31	1,225	$1,268,405
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	1,000	1,067,740

				28,530,571

Transportation 0.2%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	420	431,721
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	155,082
Gtd. Notes, 144A	7.125	02/01/32	345	356,490

				943,293

TOTAL CORPORATE BONDS
(cost $486,695,857)				475,678,508

FLOATING RATE AND OTHER LOANS 8.0%

Advertising 0.0%

Terrier Media Buyer, Inc.,
Term Facility, 3 Month SOFR + 3.600%	7.929(c)	06/18/29	53	48,833

Auto Parts & Equipment 0.5%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32	725	724,547
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	1,245	1,176,525
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371(c)	11/17/28	619	593,070

				2,494,142

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 117

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.1%

Eco Material Technologies Inc.,
Term Loan	— %(p)	02/28/32	280	$280,700
Quikrete Holdings, Inc.,
Term B Loan^	— (p)	01/31/32	325	326,625

				607,325

Chemicals 0.7%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	1,017	988,065
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	445	428,953
TPC Group Inc,
Initial Term Loan	— (p)	12/31/31	200	194,666
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	513	512,504
Term Loan, 3 Month SOFR + 10.000%	14.302(c)	10/12/28	731	724,278
Venator Materials LLC,
First Out B Term Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	515	515,314

				3,363,780

Commercial Services 0.1%

Catawba Nation Gaming Authority,
Term B Loan	— (p)	02/28/32	110	110,825
MPH Acquisition Holdings LLC,
Initial Term Loan	— (p)	12/31/30	380	374,058
Initial Term Loan	— (p)	12/31/30	67	54,737

				539,620

Computers 0.5%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337(c)	03/01/29	1,569	1,572,751

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053%(c)	04/16/29	499	$501,409
NCR Atleos, LLC,
Term A Loan, 3 Month SOFR + 2.750%^	7.051(c)	09/27/28	212	213,163

				2,287,323

Electric 0.0%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.812(c)	07/20/28	227	222,138

Electronics 0.1%

Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.046(c)	08/15/29	422	414,953

Forest Products & Paper 0.1%

Glatfelter Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	275	276,031

Holding Companies-Diversified 0.1%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	399	399,227

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%	8.288(c)	07/08/31	524	492,528

Housewares 0.1%

SWF Holdings I Corp.,
Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.812(c)	12/18/29	107	108,215
Tranche A-2, 1 Month SOFR + 4.114%	8.426(c)	10/06/28	430	380,677

				488,892

Insurance 0.5%

Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.312(c)	11/06/30	969	969,720

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 119

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.676%(c)	01/20/29	1,230	$1,193,978
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.562(c)	09/19/30	200	199,168

				2,362,866

Internet 0.1%

Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 2 Month SOFR + 3.000%	7.312(c)	11/30/27	25	24,813
Diamond Sports Net, LLC,
First Lien Exit Term Loan	12.000	01/02/28	413	371,907

				396,720

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	787	976,410

Leisure Time 0.2%

International Park Holdings BV (Netherlands),
Term Loan, 6 Month EURIBOR + 5.500%^	8.099(c)	12/31/31	900	913,423

Machinery-Diversified 0.1%

Graftech Global Enterprises Inc,
Initial Term Loan, 3 Month SOFR + 5.000%	9.337(c)	12/31/29	253	260,362

Media 1.4%

Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.302(c)	10/31/27	427	373,228
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28	3,112	3,039,701
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.676(c)	09/25/26	2,870	2,561,276
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	6.926(c)	09/30/26	320	319,333
Term B-3 Loan, 1 Month SOFR + 3.114%	7.426(c)	04/01/28	80	68,300

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Sinclair Television Group, Inc., (cont’d.)
Term B-4 Loan, 1 Month SOFR + 3.750%	8.162%(c)	04/21/29	80	$67,566
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.671(c)	01/31/29	150	147,688

				6,577,092

Metal Fabricate/Hardware 0.5%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	2,129	2,107,623

Pharmaceuticals 0.2%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27	1,170	1,133,789

Retail 0.1%

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	431	431,729

Software 0.3%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.312(c)	02/15/29	286	286,211
BMC Software, 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	8.335(c)	07/30/31	150	150,605
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.675(c)	07/14/28	960	841,600

				1,278,416

Telecommunications 2.0%

Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.812(c)	09/27/29	1,042	902,310
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27	180	176,313
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29	2,586	2,618,342
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30	4,044	4,086,245

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 121

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

MLN US HoldCo LLC, 3L Term B Loan, PRIME + 8.250%	15.750%(c)	10/18/27	4	$10
Initial Term Loan, 3 Month SOFR + 6.540%	12.940(c)	10/18/27	25	13,237
Initial Term Loan (Second Out (First Lien Roll-Up)),
PRIME + 5.700%	13.200(c)	10/18/27	57	142
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	233	229,784
Second Out Term Loan	— (p)	10/24/31	923	740,294
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%	8.545(c)	07/17/29	673	674,996

				9,441,673

TOTAL FLOATING RATE AND OTHER LOANS
(cost $37,651,797)				37,514,895

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes(k)	3.750	08/31/26	2,245	2,229,302

U.S. Treasury Notes(k)	4.125	10/31/26	1,200	1,198,219
U.S. Treasury Notes(k)	4.250	11/30/26	2,000	2,001,406
U.S. Treasury Notes(k)	4.250	12/31/26	550	550,387

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,998,525)				5,979,314

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.3%
PGIM AAA CLO ETF
(cost $15,491,807)(wa)			303,020	15,611,591

COMMON STOCKS 2.7%

Chemicals 0.7%

Cornerstone Chemical Co.*^			43,850	833,150
TPC Group, Inc.*^			67,793	1,593,136
Venator Materials PLC*^(x)			2,297	1,033,650

				3,459,936

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 0.1%

GenOn Energy Holdings, Inc. (Class A Stock)*^	9,187	$275,610

Keycon Power Holdings LLC*^(x)	12,469	1

		275,611

Gas Utilities 0.2%

Ferrellgas Partners LP (Class B Stock)	9,477	1,167,484

Hotels, Restaurants & Leisure 0.1%

CEC Entertainment, Inc.*	22,321	305,050

Interactive Media & Services 0.3%

Diamond Sports Group, LLC*	64,608	1,219,476

Oil, Gas & Consumable Fuels 0.5%

Expand Energy Corp.	6,253	635,305
Heritage Power LLC*	30,465	1,660,342
Heritage Power LLC*	1,340	73,030
Heritage Power LLC*^	35,061	17,531

		2,386,208

Wireless Telecommunication Services 0.8%

Digicel International Finance Ltd. (Jamaica)*^(x)	276,054	1,656,324
Intelsat Emergence SA (Luxembourg)*	59,619	1,944,444
Xplore, Inc. (Canada)*(x)	79,554	284,926
Xplore, Inc. (Canada), CVR^(x)	4,138	—

		3,885,694

TOTAL COMMON STOCKS
(cost $11,020,771)		12,699,459

PREFERRED STOCKS 0.6%

Electronic Equipment, Instruments & Components 0.5%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,625	2,625,000

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 123

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

PREFERRED STOCKS (Continued)

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*^(x)	29,408	$329,661

TOTAL PREFERRED STOCKS
(cost $2,748,870)		2,954,661

	Units

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group, LLC, expiring 06/30/26
(cost $0)	120,837	81,818

TOTAL LONG-TERM INVESTMENTS
(cost $579,987,892)		570,966,285

	Shares

SHORT-TERM INVESTMENT 4.1%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)
(cost $19,301,274)(wa)	19,301,274	19,301,274

TOTAL INVESTMENTS 125.7%
(cost $599,289,166)		590,267,559
Liabilities in excess of other assets(z) (25.7)%		(120,686,952)

NET ASSETS 100.0%		$469,580,607

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,529,177 and 3.1% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $158,572,499 segregated as collateral for amount of $120,000,000 borrowed and outstanding as of January 31, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

CMG Media Corp.,
Sec’d. Notes, 144A, 8.875%, 06/18/29	02/28/20-11/21/22	$304,593	$273,837	0.1%
Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	51	64,766	0.0
Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	3	286	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/30/24-11/15/24	1,320,918	1,417,973	0.3
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	177,620	329,661	0.1
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-02/08/24	336,102	1,656,324	0.4
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	825,747	1,109,264	0.2
GrafTech Finance, Inc.,
Sec’d. Notes, 144A, 4.625%, 12/23/29	12/23/24	750,750	686,846	0.1
Keycon Power Holdings LLC*^	01/17/19-08/28/24	827,931	1	0.0
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%^, 13.000%, 06/01/28	08/28/24-12/01/24	122,324	126,485	0.0
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%, 12.000%, 05/15/29	10/28/24-11/08/24	267,354	287,095	0.1
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A(aa), 6.500%, 10/01/29	09/17/21-04/07/22	1,613,094	1,004,582	0.2
Venator Materials PLC*^	03/08/19-10/19/23	4,596,226	1,033,650	0.2
Xplore, Inc. (Canada)*	10/17/24-10/24/24	353,807	284,926	0.1
Xplore, Inc. (Canada), CVR^	10/24/24	—	—	0.0

Total		$11,496,520	$8,275,696	1.8%

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 125

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at January 31, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $279,526)^	284	$279,526	$—	$—

Unfunded loan commitments outstanding at January 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $212,329)^	215	$212,355	$26	$—
Graftech Global Enterprises Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 12/21/29 (cost $144,445)	144	149,501	5,056	—
SWF Holdings I Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 12/19/29 (cost $142,857)	143	144,404	1,547	—

		$506,260	$6,629	$—

Futures contracts outstanding at January 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
166	2 Year U.S. Treasury Notes	Mar. 2025	$34,133,750	$(16,576)
408	5 Year U.S. Treasury Notes	Mar. 2025	43,407,377	(145,100)
253	10 Year U.S. Treasury Notes	Mar. 2025	27,537,469	(223,585)
21	20 Year U.S. Treasury Bonds	Mar. 2025	2,392,031	(55,754)
15	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,777,031	(55,335)

				$(496,350)

Forward foreign currency exchange contracts outstanding at January 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BNYM	GBP	1,544	$1,928,032	$1,914,562	$—	$(13,470)

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 02/04/25	JPM	EUR	511	$536,556	$529,709	$—	$(6,847)
Expiring 02/04/25	SCB	EUR	1,728	1,764,833	1,792,496	27,663	—

				$4,229,421	$4,236,767	27,663	(20,317)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	MSI	GBP	1,544	$1,915,087	$1,914,561	$526	$—
Expiring 03/04/25	BNYM	GBP	1,544	1,927,833	1,914,407	13,426	—
Euro,
Expiring 02/04/25	SSB	EUR	2,238	2,307,239	2,322,205	—	(14,966)
Expiring 03/04/25	JPM	EUR	511	537,239	530,396	6,843	—
Expiring 03/04/25	SSB	EUR	880	918,915	913,997	4,918	—

				$7,606,313	$7,595,566	25,713	(14,966)

						$53,376	$(35,283)

Credit default swap agreement outstanding at January 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	49,345	2.990%	$3,643,474	$4,310,727	$667,253

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 127

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/4.380%	BARC	03/20/25	2,360	$127,877	$—	$127,877
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/4.380%	MSI	03/20/25	20,920	14,523	—	14,523
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.380%	GSI	03/20/25	(5,690)	132,755	—	132,755
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.380%	MSI	06/20/25	(2,730)	14,897	—	14,897

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Total return swap agreements outstanding at January 31, 2025 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.380%	MSI	09/20/25	(1,830)	$7,981	$—	$7,981
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/4.380%	MSI	12/20/25	(1,160)	3,967	—	3,967

					$302,000	$—	$302,000

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$302,000	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$4,187,916
JPS	—	1,678,319

Total	$—	$5,866,235

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 129

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$20,446,039	$—
Corporate Bonds	—	475,300,620	377,888
Floating Rate and Other Loans	—	31,727,695	5,787,200
U.S. Treasury Obligations	—	5,979,314	—
Affiliated Exchange-Traded Fund	15,611,591	—	—
Common Stocks	635,305	6,654,752	5,409,402
Preferred Stocks	—	—	2,954,661
Warrants	—	81,818	—
Short-Term Investment
Affiliated Mutual Fund	19,301,274	—	—

Total	$35,548,170	$540,190,238	$14,529,151

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**
Unfunded Loan Commitments	—	6,603	26
OTC Forward Foreign Currency Exchange Contracts	—	53,376	—
Centrally Cleared Credit Default Swap Agreement	—	667,253	—
OTC Total Return Swap Agreements	—	302,000	—

Total	$—	$1,029,232	$26

Liabilities
Futures Contracts	$(496,350)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(35,283)	—

Total	$(496,350)	$(35,283)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments , and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks

Balance as of 07/31/24	$890,708	$2,608,632	$8,697,242

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks
Realized gain (loss)	$(7,972)	$235	$778,026
Change in unrealized appreciation (depreciation)	216,300	30,732	(492,078)
Purchases/Exchanges/Issuances	349,407	4,749,812	105,207
Sales/Paydowns	(259,853)	(440,235)	(778,139)
Accrued discount/premium	2,489	14,549	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	(813,191)	(1,176,525)	(2,900,856)

Balance as of 01/31/25	$377,888	$5,787,200	$5,409,402

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$66,762	$36,768	$(306,253)

	Preferred Stocks	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments
Balance as of 07/31/24	$2,936,822	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	17,839	—	26
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of 01/31/25	$2,954,661	$—	$26

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$17,839	$—	$26

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 131

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)

Corporate Bonds	$126,485	Market	Last Vendor Price	Last Evaluated Bid Price	84.00%
Corporate Bonds	65,052	Market	Recovery Value	Recovery Rate	0.83% - 12.62%
Corporate Bonds	186,351	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	913,423	Market	Comparable Bond	Yield Curve Spread Discount	150 bps
Floating Rate and Other Loans	976,410	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	833,150	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	17,531	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	1	Market	Recovery Value	Recovery Rate	0.00%
Preferred Stocks	329,661	Market	Enterprise Value	Recovery Rate	11.21%
Preferred Stocks	2,625,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$6,073,064

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2025, the aggregate value of these securities and/or derivatives was $8,456,113. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Telecommunications	8.1%
Oil & Gas	7.0
Media	7.0
Commercial Services	5.9
Retail	5.7
Diversified Financial Services	5.4
Electric	5.1
Pipelines	4.8
Home Builders	4.8
Collateralized Loan Obligations	4.4

Healthcare-Services	4.2%
Affiliated Mutual Fund	4.1
Leisure Time	3.8
Chemicals	3.4
Affiliated Exchange-Traded Fund	3.3
Entertainment	3.0
Pharmaceuticals	2.8
Building Materials	2.6
Auto Parts & Equipment	2.4
Aerospace & Defense	2.4

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Industry Classification (continued):

Real Estate Investment Trusts (REITs)	2.4%
Packaging & Containers	2.2
Mining	2.0
Lodging	2.0
Foods	2.0
Computers	1.6
Insurance	1.5
Internet	1.5
Airlines	1.4
Banks	1.3
U.S. Treasury Obligations	1.3
Real Estate	1.2
Iron/Steel	1.1
Housewares	1.0
Healthcare-Products	0.9
Wireless Telecommunication Services	0.9
Machinery-Diversified	0.9
Environmental Control	0.8
Distribution/Wholesale	0.7
Auto Manufacturers	0.7
Software	0.7
Household Products/Wares	0.6
Electrical Components & Equipment	0.6
Advertising	0.6
Metal Fabricate/Hardware	0.6

Miscellaneous Manufacturing	0.6%
Electronic Equipment, Instruments & Components	0.5
Oil, Gas & Consumable Fuels	0.5
Apparel	0.4
Holding Companies-Diversified	0.4
Engineering & Construction	0.3
Coal	0.3
Interactive Media & Services	0.3
Gas Utilities	0.2
Machinery-Construction & Mining	0.2
Investment Companies	0.2
Transportation	0.2
Forest Products & Paper	0.2
Gas	0.2
Office/Business Equipment	0.1
Cosmetics/Personal Care	0.1
Electronics	0.1
Hotels, Restaurants & Leisure	0.1
Electric Utilities	0.1

125.7
Liabilities in excess of other assets	(25.7)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 133

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$667,253	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	53,376		Unrealized depreciation on OTC forward foreign currency exchange contracts	35,283
Interest rate contracts	—	—		Due from/to broker-variation margin futures	496,350	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	302,000		—	—

		$1,022,629			$531,633

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$935,983
Foreign exchange contracts	—	181,784	—
Interest rate contracts	(244,305)	—	1,587,299

Total	$(244,305)	$181,784	$2,523,282

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$ —	$491,345

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Foreign exchange contracts	$—	$68,051	$—
Interest rate contracts	(1,752,895)	—	(355,518)

Total	$(1,752,895)	$68,051	$135,827

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$86,667,103
Forward Foreign Currency Exchange Contracts - Purchased (2)	4,813,790
Forward Foreign Currency Exchange Contracts - Sold (2)	9,636,768
Credit Default Swap Agreements - Sell Protection (1)	33,460,000
Total Return Swap Agreements (1)	47,893,333

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$127,877	$—	$127,877	$(119,977)	$7,900
BNYM	13,426	(13,470)	(44)	—	(44)
GSI	132,755	—	132,755	—	132,755
JPM	6,843	(6,847)	(4)	—	(4)
MSI	41,894	—	41,894	—	41,894
SCB	27,663	—	27,663	—	27,663
SSB	4,918	(14,966)	(10,048)	—	(10,048)

	$355,376	$(35,283)	$320,093	$(119,977)	$200,116

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 135

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets

Investments at value:
Unaffiliated investments (cost $564,496,085)	$555,354,694
Affiliated investments (cost $34,793,081)	34,912,865
Cash	175,339
Foreign currency, at value (cost $76,117)	76,634
Dividends and interest receivable	8,870,840
Receivable for investments sold	1,891,388
Unrealized appreciation on OTC swap agreements	302,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	53,376
Unrealized appreciation on unfunded loan commitments	6,629
Prepaid expenses	2,495

Total Assets	601,646,260

Liabilities

Loan payable	120,000,000
Payable for investments purchased	10,599,995
Interest payable	515,706
Management fee payable	394,408
Due to broker—variation margin futures	250,656
Accrued expenses and other liabilities	141,007
Deferred directors’ fees and directors’ fees payable	58,664
Due to broker—variation margin swaps	53,609
Unrealized depreciation on OTC forward foreign currency exchange contracts	35,283
Exchange listing fees payable	16,325

Total Liabilities	132,065,653

Net Assets	$469,580,607

Net assets were comprised of:
Common stock, at par	$33,263
Paid-in capital in excess of par	607,409,163
Total distributable earnings (loss)	(137,861,819)

Net assets, January 31, 2025	$469,580,607

Net asset value per share ($469,580,607 ÷ 33,262,729 shares of common stock issued and outstanding)	$14.12

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 137

PGIM High Yield Bond Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $3,597 foreign withholding tax)	$20,332,904
Affiliated dividend income	584,251
Unaffiliated dividend income	549,535

Total income	21,466,690

Expenses
Management fee	2,374,808
Interest expense	3,405,175
Shareholders’ reports	42,753
Professional fees	41,012
Custodian and accounting fees	34,774
Audit fee	24,772
Exchange listing fees	16,325
Transfer agent’s fees and expenses	12,098
Directors’ fees	6,124
Miscellaneous	21,480

Total expenses	5,979,321
Less: Fee waiver and/or expense reimbursement	(8,583)

Net expenses	5,970,738

Net investment income (loss)	15,495,952

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(14,238,699)
Affiliated net capital gain distributions received	7,824
Futures transactions	(244,305)
Forward currency contract transactions	181,784
Swap agreement transactions	2,523,282
Foreign currency transactions	(148,726)

(11,918,840)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $119,784)	23,066,093
Futures	(1,752,895)
Forward currency contracts	68,051
Swap agreements	135,827
Foreign currencies	1,018
Unfunded loan commitment	5,907

21,524,001

Net gain (loss) on investment and foreign currency transactions	9,605,161

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,101,113

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$15,495,952	$28,734,666
Net realized gain (loss) on investment and foreign currency transactions	(11,926,664)	(17,467,432)
Affiliated net capital gain distributions received	7,824	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,524,001	37,517,829

Net increase (decrease) in net assets resulting from operations	25,101,113	48,785,063

Dividends and Distributions
Distributions from distributable earnings	(20,951,736)	(33,475,817)
Tax return of capital distributions	—	(8,427,655)

Total dividends and distributions	(20,951,736)	(41,903,472)

Fund share transactions
Net asset value of shares issued in reinvestment of dividends and distributions [6,005 and 0 shares, respectively]	83,410	—

Total increase (decrease)	4,232,787	6,881,591

Net Assets:

Beginning of period	465,347,820	458,466,229

End of period	$469,580,607	$465,347,820

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds  139

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2025

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$25,101,113

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	115,186,899
Purchases of long-term portfolio investments, net of amounts payable	(120,800,751)
Net proceeds (purchases) of short-term portfolio investments	6,814,504
Net premiums (paid) received for swap agreements	3,014,627
Amortization of premium and accretion of discount on portfolio investments	(1,899,322)
Net realized (gain) loss on investment transactions	14,230,875
Net realized (gain) loss on futures transactions	244,305
Net realized (gain) loss on forward currency contract transactions	(181,784)
Net realized (gain) loss on swap agreement transactions	(2,523,282)
Net realized (gain) loss on foreign currency transactions	148,726
Net change in unrealized (appreciation) depreciation on investments	(23,066,093)
Net change in unrealized (appreciation) depreciation on futures	1,752,895
Net change in unrealized (appreciation) depreciation on forward currency contracts	(68,051)
Net change in unrealized (appreciation) depreciation on swap agreements	(135,827)
Net change in unrealized (appreciation) depreciation on foreign currencies	(1,018)
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	(5,907)
(Increase) Decrease In Assets:
Dividends and interest receivable	352,150
Prepaid expenses	2,702
Increase (Decrease) In Liabilities:
Interest payable	(124,027)
Management fee payable	829
Due to broker - variation margin futures	250,656
Accrued expenses and other liabilities	22,724
Deferred directors’ fees and directors’ fees payable	(266)
Due to broker - variation margin swaps	53,609
Exchange listing fees payable	16,325
Dividends payable	(90,281)

Total adjustments	(6,804,783)

Net cash provided by (used for) operating activities	18,296,330

Effect of exchange rate changes on cash	(1,963,124)

Cash Flows Provided By (Used For) Financing Activities:
Net asset value of shares issued in reinvestment of dividends	83,410
Cash paid on distributions from distributable earnings	(20,951,736)

Net cash provided by (used for) financing activities	(20,868,326)

Net increase (decrease) in cash and restricted cash, including foreign currency	(4,535,120)

Cash and restricted cash at beginning of period, including foreign currency	4,787,093

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$251,973

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2025

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$3,529,202

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2025
Cash	$175,339
Foreign currency, at value	76,634
Restricted cash:
Deposit with broker for centrally cleared/exchange-traded derivatives	—

Total Cash and Restricted Cash, Including Foreign Currency	$251,973

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 141

PGIM High Yield Bond Fund, Inc.

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2025

	Six Months Ended January 31,		Year Ended July 31,			Two Months Ended July 31,		Year Ended May 31,
	2025		2024	2023	2022	2021		2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.99		$13.79	$14.44	$17.22	$17.15		$15.05	$16.20
Income (loss) from investment operations:
Net investment income (loss)	0.47		0.86	0.91	0.96	0.17		1.08	1.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		0.60	(0.30)	(2.48)	0.11		2.28	(1.03)
Total from investment operations	0.76		1.46	0.61	(1.52)	0.28		3.36	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(1.01)	(1.10)	(1.07)	(0.18)		(1.12)	(1.23)
Tax return of capital distributions	-		(0.25)	(0.16)	(0.19)	(0.03)		(0.14)	(0.02)
Total dividends and distributions	(0.63)		(1.26)	(1.26)	(1.26)	(0.21)		(1.26)	(1.25)
Net asset value, end of period	$14.12		$13.99	$13.79	$14.44	$17.22		$17.15	$15.05
Market price, end of period	$13.83		$13.53	$12.42	$13.02	$16.19		$16.18	$13.38
Total Return(b):	6.93%		20.48%	5.60%	(12.48)%	1.35%		31.72%	4.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$469,581		$465,348	$458,466	$480,364	$572,679		$570,258	$500,657
Average net assets (000)	$468,862		$452,990	$457,031	$533,901	$573,494		$545,673	$533,714
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	2.53	%(e)	2.80%	2.45%	1.48%	1.43	%(f)	1.45%	1.96%
Expenses before waivers and/or expense reimbursement(d)	2.53	%(e)	2.80%	2.45%	1.48%	1.43	%(f)	1.45%	1.96%
Net investment income (loss)	6.56	%(e)	6.34%	6.59%	6.01%	5.86	%(f)	6.58%	7.03%
Portfolio turnover rate(g)	19%		36%	22%	30%	7%		56%	60%
Asset coverage	491%		488%	453%	500%	416%		400%	378%
Total debt outstanding at period-end (000)	$120,000		$120,000	$130,000	$120,000	$181,000		$190,000	$180,000

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense of 1.44%, 1.70%, 1.36%, 0.35%, 0.28%, 0.30% and 0.81%, for the six months ended January 31, 2025, years ended July 31, 2024, 2023, 2022, two months ended July 31, 2021, years ended May 31, 2021 and 2020, respectively.

(e)	Annualized.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2025

(f)	Annualized, with the exception of certain non-recurring expenses.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 143

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 118.8%

ASSET-BACKED SECURITIES 4.3%

Collateralized Loan Obligations

Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.052%(c)	07/15/30	1,507	$1,509,487
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.625(c)	07/18/30	479	479,175
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.493(c)	04/20/32	3,551	3,554,992
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.495(c)	10/21/30	2,604	2,604,828
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	6.693(c)	01/20/35	2,000	2,000,000
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	04/20/33	947	948,316
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.600(c)	10/26/31	2,379	2,381,858
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.602(c)	04/15/33	4,500	4,505,226
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.532(c)	04/25/31	611	611,705

TOTAL ASSET-BACKED SECURITIES (cost $18,548,908)				18,595,587

CORPORATE BONDS 96.5%

Advertising 0.6%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	08/15/27	2,075	2,020,954
Sr. Sec’d. Notes, 144A	9.000	09/15/28	550	579,040

				2,599,994

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense 2.0%

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	6.000%	02/15/28	2,600	$2,586,103
Sr. Unsec’d. Notes, 144A(aa)	7.125	06/15/26	819	822,071
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	415	432,119
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	267	267,667
TransDigm, Inc.,
Gtd. Notes(aa)	5.500	11/15/27	3,250	3,219,338
Sr. Sec’d. Notes, 144A	6.375	03/01/29	1,005	1,015,523
Sr. Sec’d. Notes, 144A	6.750	08/15/28	450	458,020

				8,800,841

Airlines 1.7%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	750	767,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	2,146	2,145,640
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	99,741
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,755	1,731,060
Sr. Sec’d. Notes, 144A	4.625	04/15/29	900	864,371
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,105	1,102,237
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	640	657,988

				7,368,531

Apparel 0.7%

Hanesbrands, Inc.,
Gtd. Notes, 144A	4.875	05/15/26	618	612,789
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	650	604,964
William Carter Co. (The),
Gtd. Notes, 144A(aa)	5.625	03/15/27	1,797	1,789,789

				3,007,542

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 145

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.6%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.300%	02/10/25	1,000	$999,448
Sr. Unsec’d. Notes	2.900	02/16/28	1,075	997,413
Sr. Unsec’d. Notes	3.375	11/13/25	975	962,146
Sr. Unsec’d. Notes	4.125	08/17/27	400	387,742
Sr. Unsec’d. Notes	4.950	05/28/27	200	198,524
Sr. Unsec’d. Notes	5.125	06/16/25	200	199,926
Sr. Unsec’d. Notes	6.800	05/12/28	824	853,535
Sr. Unsec’d. Notes	6.950	03/06/26	350	356,380
Sr. Unsec’d. Notes	7.350	11/04/27	850	889,117
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	994,269

				6,838,500

Auto Parts & Equipment 2.1%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,050	1,044,540
Sr. Sec’d. Notes, 144A	7.000	04/15/28	305	312,244
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.500	04/01/27	625	626,529
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	875	878,281
Sr. Sec’d. Notes, 144A	6.250	05/15/26	121	121,000
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	50,784
Dana, Inc.,
Sr. Unsec’d. Notes(aa)	5.375	11/15/27	2,000	1,990,809
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	485	498,482
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	3,525	3,362,278
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	375	372,505

				9,257,452

Banks 1.3%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,350	1,353,734
Sr. Unsec’d. Notes, 144A(aa)	7.625	05/01/26	2,600	2,616,592

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Freedom Mortgage Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	12.000%	10/01/28	250	$272,402
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	1,225	1,273,596

				5,516,324

Building Materials 2.1%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	130	124,397
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,070	1,090,624
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	800	793,091
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	1,175	1,133,792
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	735	738,205
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	400	396,701
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,825	1,774,454
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/15/27	3,300	3,253,444

				9,304,708

Chemicals 1.6%

Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	450	462,581
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	186	176,488
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	195	194,456
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.125	10/01/27	1,775	1,801,063
Sr. Sec’d. Notes, 144A	9.750	11/15/28	1,575	1,668,652
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	700	671,870

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 147

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A(aa)	3.125%	03/15/27	2,025	$1,926,281
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	175	171,404

				7,072,795

Coal 0.3%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A	13.125	05/01/28	706	718,355
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	695	710,638

				1,428,993

Commercial Services 3.7%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	321	316,220
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27	1,222	1,229,482
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,200	1,143,000
Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	570,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	790	764,956
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	550	500,636
Gtd. Notes, 144A(aa)	4.625	10/01/27	2,850	2,759,893
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	815,605
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,605,510
Belron UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	197,750
Brink’s Co. (The),
Gtd. Notes, 144A	6.500	06/15/29	125	127,467
Carriage Services, Inc.,
Gtd. Notes, 144A	4.250	05/15/29	553	506,793

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

DCLI Bidco LLC,
Second Mortgage, 144A	7.750%	11/15/29	465	$478,466
Herc Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	07/15/27	2,576	2,568,135
Gtd. Notes, 144A	6.625	06/15/29	395	403,648
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	190	168,758
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	825	800,853
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	800	756,718
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	125	123,275
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	265,092
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/15/29	235	240,933

				16,343,190

Computers 0.8%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	244,750
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	455	469,170
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	425	463,030
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,375	1,324,930
Gtd. Notes, 144A	5.125	04/15/29	850	810,818

				3,312,698

Distribution/Wholesale 0.7%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A(aa)	3.875	12/15/28	2,676	2,671,698

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 149

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)

Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750%	03/15/28	100	$102,250
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	175	182,378

				2,956,326

Diversified Financial Services 6.4%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.750	04/15/30	410	413,587
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	9.750	03/15/29	810	873,366
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	805	840,781
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	825	849,750
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	425	431,375
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	1,125	1,184,062
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	340	344,250
Gtd. Notes, 144A	9.250	12/01/28	110	117,150
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	200	206,902
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes	3.625	09/01/28	360	346,719
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	400	402,351
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	250	218,920
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A(aa)	6.400	03/26/29	1,770	1,823,354
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	100	104,693
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,050	2,013,915
Gtd. Notes, 144A	6.000	01/15/27	1,756	1,753,781
Gtd. Notes, 144A	6.500	08/01/29	270	271,668
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	775	742,221
Sr. Unsec’d. Notes	5.000	03/15/27	325	319,361
Sr. Unsec’d. Notes	6.750	06/25/25	950	954,421
Sr. Unsec’d. Notes	6.750	06/15/26	500	508,343

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp.,
Gtd. Notes	3.875%	09/15/28	450	$420,300
Gtd. Notes	6.625	01/15/28	400	406,593
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,232,796
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,625	1,520,992
Gtd. Notes, 144A	5.375	10/15/25	1,050	1,048,510
Gtd. Notes, 144A	7.875	12/15/29	75	78,483
PHH Escrow Issuer LLC/PHH Corp.,
Sr. Unsec’d. Notes, 144A	9.875	11/01/29	480	469,830
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	900	928,998
Gtd. Notes, 144A	8.875	01/31/30	365	381,740
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,562	1,489,983
Gtd. Notes, 144A	3.625	03/01/29	950	868,263
SLM Corp.,
Sr. Unsec’d. Notes	6.500	01/31/30	160	161,613
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	775	774,064
UWM Holdings LLC,
Gtd. Notes, 144A	6.625	02/01/30	480	480,724

				27,983,859

Electric 3.4%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	500	452,121
Sr. Sec’d. Notes, 144A	4.500	02/15/28	900	873,596
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,475	1,448,747
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,682	1,683,375
Gtd. Notes, 144A	3.625	02/15/31	300	264,410
Gtd. Notes, 144A	3.875	02/15/32	25	21,987
Gtd. Notes, 144A(aa)	5.250	06/15/29	2,200	2,145,106
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	175	168,804
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	4,925	4,859,358

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 151

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.500%	09/01/26	2,700	$2,699,611
Gtd. Notes, 144A	5.625	02/15/27	250	249,592

				14,866,707

Electrical Components & Equipment 1.0%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.750	06/15/28	1,234	1,185,296
Gtd. Notes, 144A	6.500	12/31/27	1,500	1,519,001
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	330	335,894
Gtd. Notes, 144A	7.250	06/15/28	1,125	1,146,043

				4,186,234

Electronics 0.2%

Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	800	738,120

Engineering & Construction 0.0%

Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A	10.375	08/01/30	75	77,366

Entertainment 2.7%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	2,925	2,757,356
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,075	1,108,838
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.375	05/01/26	2,085	2,082,690
Cinemark USA, Inc.,
Gtd. Notes, 144A	7.000	08/01/32	195	200,545
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	550	541,200
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	1,175	1,154,373
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	550	536,691
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,200	1,140,975

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.625%	01/15/27		2,025	$2,006,822
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		400	387,465

					11,916,955

Environmental Control 0.6%

GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		1,025	972,469
Gtd. Notes, 144A	4.375	08/15/29		860	810,713
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29		825	766,925

					2,550,107

Foods 1.8%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(aa)	4.625	01/15/27		2,175	2,137,847
Gtd. Notes, 144A	5.875	02/15/28		75	74,907
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27		1,800	1,708,545
Sr. Sec’d. Notes, 144A	8.000	09/15/28		420	435,509
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	775	918,094
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		325	300,724
Post Holdings, Inc.,
Gtd. Notes, 144A	5.500	12/15/29		1,088	1,064,618
US Foods, Inc.,
Gtd. Notes, 144A	4.750	02/15/29		1,130	1,091,166

					7,731,410

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		205	204,239

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 153

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	5.750%	05/20/27	890	$847,828
Sr. Unsec’d. Notes	5.875	08/20/26	395	392,185

				1,444,252

Healthcare-Products 1.2%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	5,675	5,299,561

Healthcare-Services 3.5%
DaVita, Inc.,
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,800	2,603,406
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,233,840
Gtd. Notes	7.050	12/01/27	792	832,150
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	300	265,443
Sr. Sec’d. Notes, 144A	4.375	02/15/27	1,974	1,972,691
Sr. Sec’d. Notes, 144A	8.375	02/15/32	440	445,143
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	903	722,583
Sr. Sec’d. Notes, 144A	11.500	12/31/30	472	405,681
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,290	1,229,789
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	1,275	1,204,948
Sr. Sec’d. Notes	4.375	01/15/30	925	865,079
Sr. Sec’d. Notes	4.625	06/15/28	600	580,471

				15,361,224

Home Builders 6.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	1,200	1,109,743
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	1,100	1,102,941
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27	3,775	3,753,852

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(aa)	6.250%	09/15/27	3,437	$3,411,222
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	775	807,938
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	3.850	05/15/26	2,356	2,302,938
Gtd. Notes, 144A	5.000	03/01/28	500	484,185
KB Home,
Gtd. Notes	6.875	06/15/27	432	445,092
Landsea Homes Corp.,
Gtd. Notes, 144A	8.875	04/01/29	1,080	1,081,721
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	925	908,427
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	3,350	3,274,625
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	385	393,613
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,225	1,185,844
Sr. Unsec’d. Notes	4.750	04/01/29	400	379,947
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	837	892,137
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	06/15/27	2,296	2,312,334
Gtd. Notes, 144A	6.625	07/15/27	350	350,031
Tri Pointe Homes, Inc.,
Gtd. Notes(aa)	5.250	06/01/27	1,850	1,836,525
Gtd. Notes	5.700	06/15/28	400	399,106

				26,432,221

Household Products/Wares 0.2%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	1,175	1,087,084

Housewares 0.2%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	375	379,784

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 155

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares (cont’d.)

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	575	$510,322
Gtd. Notes	4.375	02/01/32	250	223,190

				1,113,296

Insurance 0.8%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	505	521,785
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29	1,255	1,303,441
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	298,654
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	250	253,122
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	1,050	999,692
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/29	175	177,059

				3,553,753

Internet 2.0%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A(aa)	3.875	09/15/27	620	585,096
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	187,074
Cogent Communications Group LLC,
Sr. Sec’d. Notes, 144A	3.500	05/01/26	700	683,674
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	6,150	6,145,601
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	5.250	12/01/27	1,100	1,089,971

				8,691,416

Iron/Steel 1.1%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	170	176,432
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,859	1,871,311
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	630	627,838
Gtd. Notes, 144A	6.875	11/01/29	550	552,403

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)

Cleveland-Cliffs, Inc., (cont’d.)
Gtd. Notes, 144A	7.000%	03/15/32	135	$134,734
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,290	1,365,375

				4,728,093

Leisure Time 4.8%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	4,571	4,565,286
Gtd. Notes, 144A	6.000	05/01/29	300	300,750
Sr. Sec’d. Notes, 144A	4.000	08/01/28	869	829,391
Life Time, Inc.,
Sr. Sec’d. Notes, 144A	6.000	11/15/31	475	474,766
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.000	05/15/28	675	708,709
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A(aa)	6.750	02/15/27	2,025	2,033,390
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	549	549,000
Sr. Sec’d. Notes, 144A	5.875	02/15/27	1,145	1,147,782
Sr. Sec’d. Notes, 144A	8.125	01/15/29	1,050	1,113,000
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	523	524,307
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	660	668,158
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	1,025	1,025,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,825	1,832,884
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	410	405,740
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	2,050	2,038,048
Gtd. Notes, 144A	6.250	05/15/25	500	499,375
Gtd. Notes, 144A	9.125	07/15/31	225	243,844
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	650	656,500
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	700	690,375
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	782,000

				21,088,305

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 157

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging 3.7%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750%	06/15/31	1,004	$936,549
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	480	483,355
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,760	4,711,808
Gtd. Notes	5.500	04/15/27	435	435,541
Gtd. Notes	6.125	09/15/29	450	450,123
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	625	599,035
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	3,896	3,894,372
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	1,250	1,241,796
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	3,575	3,499,031

				16,251,610

Machinery-Construction & Mining 0.1%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	200	192,459
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	130	123,470

				315,929

Machinery-Diversified 1.0%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	175	188,478
Sr. Sec’d. Notes, 144A	7.500	01/01/30	175	182,763
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	900	949,836
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	3,139,281

				4,460,358

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 3.7%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000%	02/01/28	910	$886,097
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	1,865	1,830,438
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,074	3,066,417
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	145,342
Gtd. Notes, 144A	4.125	12/01/30	200	150,354
Gtd. Notes, 144A	5.375	02/01/28	200	175,726
Gtd. Notes, 144A(aa)	5.500	04/15/27	200	185,246
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	109,744
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	147,740
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	100	65,739
Gtd. Notes	7.375	07/01/28	75	53,770
Gtd. Notes	7.750	07/01/26	1,795	1,569,336
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27	840	886,963
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	3,350	2,974,337
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	200	132,734
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27	1,000	951,773
Sr. Sec’d. Notes, 144A	4.125	12/01/30	25	17,532
Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	50,295
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	1,405	1,435,892
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,400	1,337,000

				16,172,475

Mining 2.3%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	200	208,000
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	200	197,090
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	800	794,760
Sec’d. Notes, 144A	9.375	03/01/29	410	433,960

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 159

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Hecla Mining Co.,
Gtd. Notes	7.250%	02/15/28	465	$471,152
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(aa)	4.500	04/01/26	3,045	3,000,726
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.500	07/15/27	1,055	1,060,275
Novelis Corp.,
Gtd. Notes, 144A(aa)	3.250	11/15/26	3,570	3,450,392
Novelis, Inc.,
Gtd. Notes, 144A	6.875	01/30/30	455	465,806
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	170	174,102

				10,256,263

Miscellaneous Manufacturing 0.5%

Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	1,523	1,513,630
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	700	727,546

				2,241,176

Oil & Gas 4.0%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	395	405,150
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	400	493,668
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	875	875,689
Sr. Sec’d. Notes, 144A	7.000	06/15/25	200	200,162
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	1,025	1,072,550
Gtd. Notes, 144A	8.625	11/01/30	350	371,064
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	567,858
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28	775	811,269

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500%	10/01/30		400	$415,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		1,150	1,117,056
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		250	242,372
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		500	496,582
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A	7.625	08/15/29		100	98,490
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27		1,550	1,561,405
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.041(c)	09/30/29		211	207,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29		176	173,040
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30		555	564,708
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29		575	539,781
Gtd. Notes, 144A	5.875	07/15/27		1,374	1,370,153
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		490	501,646
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		307	306,693
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	800	878,678
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		200	199,636
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		265	265,323
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29		400	413,750
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		146	139,198
Gtd. Notes	5.875	03/15/28		75	75,072
Gtd. Notes	6.000	04/15/27		1,200	1,198,038
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		1,435	1,436,794
Gtd. Notes, 144A	8.500	05/15/31		120	120,867
Sr. Sec’d. Notes, 144A	8.750	02/15/30		47	48,620

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 161

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Valaris Ltd.,
Sec’d. Notes, 144A	8.375%	04/30/30		225	$230,344
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		75	79,681

					17,478,485

Packaging & Containers 2.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		207	11,399
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	400	374,667
Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	439,500
Graham Packaging Co., Inc.,
Gtd. Notes, 144A	7.125	08/15/28		415	412,851
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		500	471,421
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A(aa)	6.000	09/15/28		2,085	2,069,362
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		275	243,575
Sr. Sec’d. Notes, 144A	8.625	10/01/31		295	265,955
Sr. Sec’d. Notes, 144A	9.500	11/01/28		175	172,382
Sr. Unsec’d. Notes, 144A(aa)	10.500	07/15/27		1,650	1,623,588
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/27		625	637,337
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		160	160,560
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28		575	576,786
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A	4.000	10/15/27		150	150,355

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125%	02/01/28	150	$151,390
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A(aa)	12.750	12/31/28	1,435	1,584,658

				9,345,786

Pharmaceuticals 2.3%

AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	225	206,588
Gtd. Notes, 144A(aa)	6.125	08/01/28	2,650	2,604,317
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	17,000
Gtd. Notes, 144A	5.000	02/15/29	25	14,625
Gtd. Notes, 144A	5.250	01/30/30	50	26,500
Gtd. Notes, 144A	5.250	02/15/31	50	26,250
Gtd. Notes, 144A	6.250	02/15/29	50	30,797
Gtd. Notes, 144A	7.000	01/15/28	50	35,750
Gtd. Notes, 144A	9.000	12/15/25	25	24,344
Sr. Sec’d. Notes, 144A	4.875	06/01/28	600	489,000
Sr. Sec’d. Notes, 144A	5.750	08/15/27	1,000	880,000
Sr. Sec’d. Notes, 144A(aa)	11.000	09/30/28	2,705	2,522,413
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A	4.375	01/15/29	625	593,225
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,725	1,635,759
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	725	655,715
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%(x)	12.000	05/15/29	399	410,399

				10,172,682

Pipelines 3.5%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	1,000	977,334
Gtd. Notes, 144A	5.750	03/01/27	305	305,024
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	330	339,063

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 163

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500%	07/01/27	1,475	$1,505,556
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	400	410,035
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	08/01/27	650	653,232
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	225	237,406
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	475	470,823
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	500	470,508
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,379,869
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	300	305,082
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,415	1,474,974
Sr. Sec’d. Notes, 144A	7.000	01/15/30	540	552,119
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	2,825	3,148,608
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,010	1,111,782
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	2,100	2,100,000

				15,441,415

Real Estate 1.3%

Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A	10.500(cc)	01/15/28	1,658	1,692,765
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	250	264,829
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	275	252,675
Gtd. Notes, 144A(aa)	5.375	08/01/28	3,622	3,518,629
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	167,805

				5,896,703

Real Estate Investment Trusts (REITs) 3.3%

Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	159	158,721

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Diversified Healthcare Trust, (cont’d.)
Sr. Unsec’d. Notes	4.750%	02/15/28	50	$43,856
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(aa)	5.000	10/15/27	1,000	894,966
Sr. Sec’d. Notes, 144A	8.500	02/15/32	225	228,611
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	1,060	1,085,220
Sr. Sec’d. Notes, 144A	5.875	10/01/28	200	197,765
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	1,350	1,321,518
Gtd. Notes, 144A	6.500	04/01/32	525	528,983
Gtd. Notes, 144A	7.250	07/15/28	200	207,020
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	1,000	909,841
Sr. Unsec’d. Notes(aa)	3.875	02/15/27	2,750	2,661,023
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,300	1,262,921
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	75	73,941
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	250	252,388
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	425	439,009
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	284,778
Sr. Sec’d. Notes, 144A(aa)	10.500	02/15/28	3,000	3,207,799
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	901	892,046

				14,650,406

Retail 3.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	350	316,999
Sec’d. Notes, 144A	4.375	01/15/28	792	759,821
Sr. Sec’d. Notes, 144A	3.875	01/15/28	1,100	1,047,321
Sr. Sec’d. Notes, 144A	6.125	06/15/29	465	469,650
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	1,175	1,085,316

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 165

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750%	04/01/27		755	$745,603
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30		850	906,747
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%(aa)	9.000	12/01/28		2,422	2,608,930
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		926	1,027,235
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	200	231,707
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	420,862
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		225	212,061
Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,225	1,152,238
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		1,250	1,137,974
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		800	757,541
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,125	1,044,332
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		935	942,271
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		225	224,447
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A	6.875	10/15/28		560	560,796

					15,651,851

Semiconductors 0.8%

Microchip Technology, Inc.,
Gtd. Notes(aa)	4.250	09/01/25		3,630	3,615,090

Software 2.2%
Camelot Finance SA,
Sr. Sec’d. Notes, 144A(aa)	4.500	11/01/26		5,720	5,591,300

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875%	07/01/29	1,025	$961,329
Sr. Sec’d. Notes, 144A	3.875	07/01/28	500	470,575
SS&C Technologies, Inc.,
Gtd. Notes, 144A(aa)	5.500	09/30/27	2,500	2,494,810

				9,518,014

Telecommunications 6.1%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27	200	184,500
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A(aa)	9.000	09/15/29	2,025	1,808,578
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30	25	3,143
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	286
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27	2,137	2,131,887
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28	2,060	1,863,425
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	149,827
Sec’d. Notes, 144A	6.000	01/15/30	775	776,509
Sec’d. Notes, 144A	6.750	05/01/29	600	605,205
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,675	1,657,739
Sr. Sec’d. Notes, 144A(aa)	5.875	10/15/27	3,198	3,200,136
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	1,200	1,221,120
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	650	588,250
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	1,530	1,319,578
Sr. Sec’d. Notes, 144A(aa)	10.500	04/15/29	3,250	3,648,104
Sr. Sec’d. Notes, 144A	11.000	11/15/29	274	310,763
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A	10.000	10/15/32	175	174,450

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 167

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Sprint LLC,
Gtd. Notes(aa)	7.625%	03/01/26	5,150	$5,255,711
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	310	307,681
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	520	538,425
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	760	811,483

				26,556,800

Transportation 0.6%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	765	786,350
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	77,541
Gtd. Notes, 144A	7.125	02/01/32	265	273,826
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,525	1,546,260

				2,683,977

TOTAL CORPORATE BONDS (cost $418,574,932)				423,366,877

FLOATING RATE AND OTHER LOANS 12.5%

Auto Parts & Equipment 0.9%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32	675	674,578
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.552(c)	03/30/27	1,889	1,851,468
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.052(c)	03/30/28	715	675,675
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371(c)	11/17/28	262	251,421
Term B Loan, 3 Month SOFR + 5.100%	9.525(c)	11/17/28	400	385,000

				3,838,142

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.1%

Eco Material Technologies Inc.,
Term Loan	— %(p)	02/28/32	280	$280,700
Quikrete Holdings, Inc.,
Term B Loan^	— (p)	01/31/32	225	226,125

				506,825

Chemicals 0.9%

Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	1,439	1,397,750
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	9.141(c)	06/28/28	495	477,368
TPC Group Inc,
Initial Term Loan, 3 Month SOFR + 5.750%	10.109(c)	12/31/31	425	413,665
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.308(c)	12/31/25	476	475,659
Term Loan, 3 Month SOFR + 10.000%	14.302(c)	10/12/28	678	672,207
Venator Materials LLC,
First Out B Term Loan, 3 Month SOFR + 10.000%^	14.329(c)	07/16/26	478	478,266

				3,914,915

Commercial Services 0.8%

Catawba Nation Gaming Authority,
Term B Loan	— (p)	02/28/32	90	90,675
Cimpress PLC (Ireland),
2024-2 Refinancing Tranche B-1, 1 Month SOFR + 2.500%	6.812(c)	05/17/28	965	962,805
Mavis Tire Express Services Topco Corp.,
Term Loan, 1 Month SOFR + 3.000%	7.312(c)	05/04/28	1,135	1,139,764
MPH Acquisition Holdings LLC,
Initial Term Loan	0.000	12/31/30	308	303,479
Initial Term Loan	0.000	12/31/30	67	54,737
TransUnion Intermediate Holdings, Inc.,
Term B-9 Loan, 1 Month SOFR + 1.750%	6.062(c)	06/24/31	788	787,414

				3,338,874

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 169

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers 0.9%

Mcafee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337%(c)	03/01/29	3,140	$3,146,842
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.750%	8.053(c)	04/16/29	687	690,577
NCR Atleos, LLC,
Term A Loan, 3 Month SOFR + 2.750%^	7.062(c)	09/27/28	277	278,295

				4,115,714

Distribution/Wholesale 0.1%

Windsor Holdings III LLC,
Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	7.802(c)	08/01/30	347	348,891

Electric 0.1%

Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.812(c)	07/20/28	287	280,910

Electronics 0.1%

Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.046(c)	08/15/29	398	390,544

Forest Products & Paper 0.1%

Glatfelter Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	450	451,687

Holding Companies-Diversified 0.3%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30	1,475	1,477,074

Insurance 2.2%

Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.312(c)	11/06/30	1,829	1,829,749
2024 Term B-1 Loan, 1 Month SOFR + 3.595%	7.062(c)	02/15/27	4,429	4,441,819
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.676(c)	12/23/26	435	434,640

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Insurance (cont’d.)

Asurion LLC, (cont’d.)
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.676%(c)	07/31/27	987	$985,021
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.562(c)	09/19/30	1,917	1,913,320

				9,604,549

Internet 0.0%

Cablevision Lightpath LLC,
2025 Refinancing Term Loan, 2 Month SOFR + 3.000%	7.312(c)	11/30/27	25	24,813

Investment Companies 0.2%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	735	911,316

Media 1.0%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	9.302(c)	10/31/27	421	368,119
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28	2,320	2,265,873
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.676(c)	09/25/26	298	265,869
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	6.926(c)	09/30/26	290	289,396
Term B-3 Loan, 1 Month SOFR + 3.114%	7.426(c)	04/01/28	40	34,150
Term B-4 Loan, 1 Month SOFR + 3.750%	8.162(c)	04/21/29	80	67,566
Virgin Media Bristol LLC,
Facility Q Advance, 1 Month SOFR + 3.364%	7.671(c)	01/31/29	975	959,968

				4,250,941

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.829(c)	04/23/30	1,985	1,965,150

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 171

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 0.8%

Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188%(c)	09/15/28	3,257	$3,288,479

Pharmaceuticals 0.8%

Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27	3,593	3,482,449

Retail 0.2%

Great Outdoors Group LLC,
Term B-3 Loan, 1 Month SOFR + 3.250%	7.552(c)	01/23/32	352	352,665
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.162(c)	12/17/27	737	738,014

				1,090,679

Software 1.6%

athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.000%	7.312(c)	02/15/29	1,806	1,808,609
BMC Software,
2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	8.335(c)	07/30/31	881	884,092
Dun & Bradstreet Corporation (The),
Incremental Term B-2, 1 Month SOFR + 2.250%	6.561(c)	01/18/29	3,645	3,649,791
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.675(c)	07/14/28	883	773,839

				7,116,331

Telecommunications 1.0%

Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%	9.541(c)	05/25/27	62	60,451
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29	743	752,311
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30	907	916,292
MLN US HoldCo LLC,
3L Term B Loan, PRIME + 8.250%	15.750(c)	10/18/27	4	10
Initial Term Loan, 3 Month SOFR + 6.540%	12.033(c)	10/18/27	21	11,200
Initial Term Loan (Second Out (First Lien Roll-Up)),
PRIME + 5.700%	13.200(c)	10/18/27	48	120

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.926%(c)	03/02/29	624	$562,044
Windstream Services LLC,
2024 Term Loan, 1 Month SOFR + 4.850%	9.162(c)	10/01/31	150	151,125
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.552(c)	10/24/29	263	259,039
Second Out Term Loan, 3 Month SOFR + 1.762%	6.147(c)	10/24/31	1,018	816,358
Zegona Holdco Ltd.,
Facility B (USD), 3 Month SOFR + 4.250%	8.545(c)	07/17/29	848	849,995

				4,378,945

TOTAL FLOATING RATE AND OTHER LOANS (cost $54,864,642)				54,777,228

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes	3.500	09/30/26	200	197,758
U.S. Treasury Notes	3.625	08/31/29	1,965	1,908,352
U.S. Treasury Notes	4.250	11/30/26	1,840	1,841,294

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,016,953)				3,947,404

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.6%
PGIM AAA CLO ETF (cost $15,737,318)(wa)			307,811	15,858,423

COMMON STOCKS 1.0%

Chemicals 0.4%

Cornerstone Chemical Co.*^			9,517	180,823
TPC Group, Inc.*^			4,927	115,785
Venator Materials PLC*^(x)			2,671	1,201,950

				1,498,558

Oil, Gas & Consumable Fuels 0.5%

Heritage Power LLC*			38,525	2,099,613

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 173

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Heritage Power LLC*	1,694	$92,323
Heritage Power LLC*^	44,338	22,169

		2,214,105

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*^(x)	51,487	308,922
Xplore, Inc. (Canada)*(x)	83,927	300,588
Xplore, Inc. (Canada), CVR^(x)	4,527	—

		609,510

TOTAL COMMON STOCKS (cost $6,182,262)		4,322,173

PREFERRED STOCK 0.0%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica)*^(x) (cost $32,930)	5,461	61,217

TOTAL LONG-TERM INVESTMENTS (cost $517,957,945)		520,928,909

SHORT-TERM INVESTMENT 9.3%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $40,778,795)(wa)	40,778,795	40,778,795

TOTAL INVESTMENTS 128.1% (cost $558,736,740)		561,707,704
Liabilities in excess of other assets(z) (28.1)%		(123,074,195)

NET ASSETS 100.0%		$438,633,509

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,683,080 and 1.5% of net assets.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

(aa)	Represents security, or a portion thereof, with aggregate value of $160,799,732 segregated as collateral for amount of $125,000,000 borrowed and outstanding as of January 31, 2025.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$2	$3,143	0.0%
Digicel Group Holdings Ltd. (Jamaica)
Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	3	286	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-01/30/24	1,949,620	2,131,887	0.5
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	32,930	61,217	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	62,378	308,922	0.1
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	1,387,152	1,863,425	0.4
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%, 12.000%, 05/15/29	10/28/24-11/07/24	379,192	410,399	0.1
Venator Materials PLC*^	03/02/21-10/19/23	5,092,913	1,201,950	0.3
Xplore, Inc. (Canada)*	10/17/24-10/24/24	371,611	300,588	0.0
Xplore, Inc. (Canada), CVR^	10/24/24	—	—	0.0

Total		$9,275,801	$6,281,817	1.4%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 175

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Unfunded corporate bond commitment outstanding at January 31, 2025:

Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $259,561)^	264	$259,561	$—	$—

Unfunded loan commitment outstanding at January 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $197,976)^	200	$198,000	$24	$—

Futures contracts outstanding at January 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
110	2 Year U.S. Treasury Notes	Mar. 2025	$22,618,750	$(20,662)
406	5 Year U.S. Treasury Notes	Mar. 2025	43,194,596	(148,632)
11	20 Year U.S. Treasury Bonds	Mar. 2025	1,252,969	(28,933)
14	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	1,658,562	(54,669)

				(252,896)

Short Position:
96	10 Year U.S. Treasury Notes	Mar. 2025	10,449,000	88,916

				$(163,980)

Forward foreign currency exchange contracts outstanding at January 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	BNYM	GBP	1,446	$1,805,860	$1,793,243	$—	$(12,617)
Euro,
Expiring 02/04/25	BOA	EUR	799	816,251	828,834	12,583	—
Expiring 02/04/25	JPM	EUR	1,281	1,345,865	1,328,691	—	(17,174)

				$3,967,976	$3,950,768	12,583	(29,791)

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/04/25	JPM	GBP	1,446	$1,792,736	$1,793,243	$—	$(507)
Expiring 03/04/25	BNYM	GBP	1,446	1,805,674	1,793,099	12,575	—
Euro,
Expiring 02/04/25	SSB	EUR	2,079	2,143,620	2,157,525	—	(13,905)
Expiring 03/04/25	JPM	EUR	1,281	1,347,577	1,330,412	17,165	—

				$7,089,607	$7,074,279	29,740	(14,412)

						$42,323	$(44,203)

Credit default swap agreement outstanding at January 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	30,185	2.990%	$2,392,497	$2,636,930	$244,433

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 177

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Credit default swap agreement outstanding at January 31, 2025 (continued):

agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1Day SOFR(Q)/4.380%	MSI	03/20/25	2,780	$95,621	$—	$95,621
iBoxx US Dollar Liquid High Yield Index(T)	1Day SOFR(Q)/4.380%	MSI	03/20/25	68,160	47,317	—	47,317
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/4.380%	GSI	03/20/25	(3,540)	82,593	—	82,593
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/4.380%	MSI	06/20/25	(2,590)	14,133	—	14,133
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/4.380%	MSI	09/20/25	(1,750)	7,632	—	7,632
iBoxx US Dollar Liquid Investment Grade Index(T)	1Day SOFR(Q)/4.380%	MSI	12/20/25	(1,100)	3,762	—	3,762

					$251,058	$—	$251,058

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$251,058	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$2,752,807

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$18,595,587	$—
Corporate Bonds	—	423,190,408	176,469
Floating Rate and Other Loans	—	50,161,507	4,615,721
U.S. Treasury Obligations	—	3,947,404	—
Affiliated Exchange-Traded Fund	15,858,423	—	—
Common Stocks	—	2,492,524	1,829,649
Preferred Stock	—	—	61,217
Short-Term Investment
Affiliated Mutual Fund	40,778,795	—	—

Total	$56,637,218	$498,387,430	$6,683,056

Other Financial Instruments*
Assets
Unfunded Corporate Bond Commitment	$—	$—	$—	**

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 179

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Unfunded Loan Commitment	$—	$—	$24
Futures Contracts	88,916	—	—
OTC Forward Foreign Currency Exchange Contracts	—	42,323	—
Centrally Cleared Credit Default Swap Agreement	—	244,433	—
OTC Total Return Swap Agreements	—	251,058	—

Total	$88,916	$537,814	$24

Liabilities
Futures Contracts	$(252,896)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(44,203)	—

Total	$(252,896)	$(44,203)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded corporate bond commitments and unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts, unfunded corporate bond commitments and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks

Balance as of 07/31/24	$177,066	$2,603,512	$3,567,325
Realized gain (loss)	2,012	350	—
Change in unrealized appreciation (depreciation)	(5,491)	35,927	454,260
Purchases/Exchanges /Issuances	181,886	3,129,481	—
Sales/Paydowns	(2,655)	(490,476)	—
Accrued discount/premium	139	12,602	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	(176,488)	(675,675)	(2,191,936)

Balance as of 01/31/25	$176,469	$4,615,721	$1,829,649

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$3,291	$45,408	$(330,011)

	Preferred Stock	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment

Balance as of 07/31/24	$57,905	$—	$—
Realized gain (loss)	—	—	—

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

	Preferred Stock	Unfunded Corporate Bond Commitment	Unfunded Loan Commitment
Change in unrealized appreciation (depreciation)	$3,312	$—	$24
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of 01/31/25	$61,217	$—	$24

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$3,312	$—	$24

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Corporate Bonds	$3,429	Market	Recovery Value	Recovery Rate	0.83% - 12.62%
Corporate Bonds	173,040	Market	Transaction Based	Unadjusted Price	NA
Floating Rate and Other Loans	911,316	Market	Enterprise Value	EBITDA Multiple	8.3x
Common Stocks	180,823	Market	Enterprise Value	EBITDA Multiple	12.2x
Common Stocks	22,169	Market	Enterprise Value	Recovery Rate	0.50%
Common Stocks	—	Market	Recovery Value	Recovery Rate	NA
Preferred Stock	61,217	Market	Enterprise Value	Recovery Rate	11.21%
Unfunded Corporate Bond Commitment	—	Market	Transaction Based	Unadjusted Price	NA

	$1,351,994

**	The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 181

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

brokers. As of January 31, 2025, the aggregate value of these securities and/or derivatives was $5,331,086. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Affiliated Mutual Fund	9.3%
Telecommunications	7.1
Diversified Financial Services	6.4
Home Builders	6.0
Leisure Time	4.8
Media	4.7
Commercial Services	4.5
Collateralized Loan Obligations	4.3
Oil & Gas	4.0
Retail	3.8
Software	3.8
Lodging	3.7
Affiliated Exchange-Traded Fund	3.6
Pipelines	3.5
Healthcare-Services	3.5
Electric	3.5
Real Estate Investment Trusts (REITs)	3.3
Pharmaceuticals	3.1
Insurance	3.0
Auto Parts & Equipment	3.0
Packaging & Containers	2.9
Chemicals	2.9
Entertainment	2.7
Mining	2.3
Building Materials	2.2
Aerospace & Defense	2.0
Internet	2.0
Foods	1.8
Computers	1.7
Airlines	1.7
Auto Manufacturers	1.6
Real Estate	1.3
Banks	1.3

Healthcare-Products	1.2%
Iron/Steel	1.1
Machinery-Diversified	1.0
Electrical Components & Equipment	1.0
U.S. Treasury Obligations	0.9
Semiconductors	0.8
Distribution/Wholesale	0.8
Apparel	0.7
Transportation	0.6
Advertising	0.6
Environmental Control	0.6
Miscellaneous Manufacturing	0.5
Oil, Gas & Consumable Fuels	0.5
Metal Fabricate/Hardware	0.4
Holding Companies-Diversified	0.3
Gas	0.3
Coal	0.3
Electronics	0.3
Housewares	0.2
Household Products/Wares	0.2
Investment Companies	0.2
Wireless Telecommunication Services	0.1
Forest Products & Paper	0.1
Machinery-Construction & Mining	0.1
Engineering & Construction	0.0 *

128.1
Liabilities in excess of other assets	(28.1)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$244,433*		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	42,323		Unrealized depreciation on OTC forward foreign currency exchange contracts	44,203
Interest rate contracts	Due from/to broker-variation margin futures	88,916	*	Due from/to broker-variation margin futures	252,896	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	251,058		—	—

		$626,730			$297,099

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$1,039,989
Foreign exchange contracts	—	136,838	—
Interest rate contracts	(203,752)	—	2,812,956

Total	$(203,752)	$136,838	$3,852,945

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 183

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$101,069
Foreign exchange contracts	—	67,190	—
Interest rate contracts	(797,148)	—	(938,961)

Total	$(797,148)	$67,190	$(837,892)

For the six months ended January 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$68,408,544
Futures Contracts - Short Positions (1)	11,750,052
Forward Foreign Currency Exchange Contracts - Purchased (2)	5,585,610
Forward Foreign Currency Exchange Contracts - Sold (2)	9,764,744
Credit Default Swap Agreements - Buy Protection (1)	321,667
Credit Default Swap Agreements - Sell Protection (1)	23,606,667
Total Return Swap Agreements (1)	80,270,000

*	Average volume is based on average quarter end balances for the six months ended January 31, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNYM	$12,575	$(12,617)	$(42)	$—	$(42)
BOA	12,583	—	12,583	—	12,583
GSI	82,593	—	82,593	(82,593)	—
JPM	17,165	(17,681)	(516)	—	(516)
MSI	168,465	—	168,465	—	168,465
SSB	—	(13,905)	(13,905)	—	(13,905)

	$293,381	$(44,203)	$249,178	$(82,593)	$166,585

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 185

PGIM Short Duration High Yield Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2025

Assets
Investments at value:
Unaffiliated investments (cost $502,220,627)	$505,070,486
Affiliated investments (cost $56,516,113)	56,637,218
Cash	561,528
Foreign currency, at value (cost $79,265)	79,885
Dividends and interest receivable	7,871,736
Receivable for investments sold	2,847,290
Unrealized appreciation on OTC swap agreements	251,058
Unrealized appreciation on OTC forward foreign currency exchange contracts	42,323
Unrealized appreciation on unfunded loan commitment	24
Prepaid expenses	2,337

Total Assets	573,363,885

Liabilities
Loan payable	125,000,000
Payable for investments purchased	8,435,719
Interest payable	537,194
Management fee payable	472,412
Due to broker—variation margin futures	98,955
Accrued expenses and other liabilities	94,659
Unrealized depreciation on OTC forward foreign currency exchange contracts	44,203
Due to broker—variation margin swaps	32,794
Exchange listing fees payable	13,825
Trustees’ fees payable	615

Total Liabilities	134,730,376

Net Assets	$438,633,509

Net assets were comprised of:
Shares of beneficial interest, at par	$24,673
Paid-in capital in excess of par	478,564,765
Total distributable earnings (loss)	(39,955,929)

Net assets, January 31, 2025	$438,633,509

Net asset value and redemption price per share ($438,633,509 ÷ 24,673,056 shares of beneficial interest issued and outstanding)	$17.78

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)
Income
Interest income	$17,163,641
Affiliated dividend income	1,222,876
Unaffiliated dividend income	39,416

Total income	18,425,933

Expenses
Management fee	2,833,234
Interest expense	3,547,057
Professional fees	41,543
Shareholders’ reports	30,694
Custodian and accounting fees	25,603
Audit fee	25,248
Exchange listing fees	12,111
Transfer agent’s fees and expenses	11,887
Trustees’ fees	5,048
Miscellaneous	19,317

Total expenses	6,551,742
Less: Fee waiver and/or expense reimbursement	(8,699)

Net expenses	6,543,043

Net investment income (loss)	11,882,890

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,174,958)
Affiliated net capital gain distributions received	7,948
Futures transactions	(203,752)
Forward currency contract transactions	136,838
Swap agreement transactions	3,852,945
Foreign currency transactions	(82,357)

2,536,664

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $121,105)	7,622,892
Futures	(797,148)
Forward currency contracts	67,190
Swap agreements	(837,892)
Foreign currencies	(630)
Unfunded loan commitment	(650)

6,053,762

Net gain (loss) on investment and foreign currency transactions	8,590,426

Net Increase (Decrease) In Net Assets Resulting From Operations	$20,473,316

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 187

PGIM Short Duration High Yield Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11,882,890	$22,315,998
Net realized gain (loss) on investment and foreign currency transactions	2,528,716	(6,447,950)
Affiliated net capital gain distributions received	7,948	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,053,762	24,854,316

Net increase (decrease) in net assets resulting from operations	20,473,316	40,722,364

Dividends and Distributions
Distributions from distributable earnings	(15,988,140)	(27,701,824)
Tax return of capital distributions	—	(4,274,457)

Total dividends and distributions	(15,988,140)	(31,976,281)

Total increase (decrease)	4,485,176	8,746,083

Net Assets:

Beginning of period	434,148,333	425,402,250

End of period	$438,633,509	$434,148,333

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2025

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$20,473,316

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	146,711,557
Purchases of long-term portfolio investments, net of amounts payable	(154,145,353)
Net proceeds (purchases) of short-term portfolio investments	7,327,878
Costs to cover investments sold short	7,948
Net premiums (paid) received for swap agreements	3,954,014
Amortization of premium and accretion of discount on portfolio investments	(772,682)
Net realized (gain) loss on investment transactions	1,174,958
Net realized (gain) loss on futures transactions	203,752
Net realized (gain) loss on short sales transactions	(7,948)
Net realized (gain) loss on forward currency contract transactions	(136,838)
Net realized (gain) loss on swap agreement transactions	(3,852,945)
Net realized (gain) loss on foreign currency transactions	82,357
Net change in unrealized (appreciation) depreciation on investments	(7,622,892)
Net change in unrealized (appreciation) depreciation on futures	797,148
Net change in unrealized (appreciation) depreciation on forward currency contracts	(67,190)
Net change in unrealized (appreciation) depreciation on swap agreements	837,892
Net change in unrealized (appreciation) depreciation on foreign currencies	630
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	650
(Increase) Decrease In Assets:
Dividends and interest receivable	(239,690)
Prepaid expenses	(2,337)
Increase (Decrease) In Liabilities:
Interest payable	(129,195)
Management fee payable	1,436
Due to broker - variation margin futures	98,955
Accrued expenses and other liabilities	(14,531)
Due to broker - variation margin swaps	32,794
Exchange listing fees payable	12,111
Trustees’ fees payable	(132)
Dividends payable	(101,977)

Total adjustments	(5,849,630)

Net cash provided by (used for) operating activities	14,623,686

Effect of exchange rate changes on cash	(947,049)

Cash Flows Provided By (Used For) Financing Activities:
Cash paid on distributions from distributable earnings	(15,988,140)

Net cash provided by (used for) financing activities	(15,988,140)

Net increase (decrease) in cash and restricted cash, including foreign currency	(2,311,503)

Cash and restricted cash at beginning of period, including foreign currency	2,952,916

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$641,413

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 189

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2025

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$3,676,252

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2025
Cash	$561,528
Foreign currency, at value	79,885
Restricted cash:
Deposit with broker for centrally cleared/exchange-traded derivatives	—

Total Cash and Restricted Cash, Including Foreign Currency	$641,413

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Financial Highlights (unaudited)

Six Months Ended January 31, 2025

	Six Months Ended January 31, 2025		Year Ended
			July 31,			November 25, 2020(a) through July 31, 2021
			2024	2023	2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.60		$17.24	$17.47	$19.90	$20.00
Income (loss) from investment operations:
Net investment income (loss)	0.48		0.90	0.78	0.70	0.42
Net realized and unrealized gain (loss) on investment	0.35		0.76	0.29	(1.83)	0.24
Total from investment operations	0.83		1.66	1.07	(1.13)	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(1.13)	(1.11)	(1.09)	(0.73)
Tax return of capital distributions	-		(0.17)	(0.19)	(0.21)	(0.03)
Total dividends and distributions	(0.65)		(1.30)	(1.30)	(1.30)	(0.76)
Net asset value, end of period	$17.78		$17.60	$17.24	$17.47	$19.90
Market price, end of period	$16.60		$15.71	$15.27	$15.59	$19.50
Total Return(c):	9.90%		12.09%	6.75%	(13.84)%	1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$438,634		$434,148	$425,402	$431,106	$491,089
Average net assets (000)	$437,027		$424,606	$419,758	$465,574	$489,610
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.97	%(f)	3.22%	2.71%	1.75%	1.50	%(g)
Expenses before waivers and/or expense reimbursement(e)	2.97	%(f)	3.22%	2.71%	1.75%	1.50	%(g)
Net investment income (loss)	5.39	%(f)	5.26%	4.61%	3.69%	3.09	%(g)
Portfolio turnover rate(h)	25%		52%	27%	32%	45%
Asset coverage	451%		447%	440%	445%	419%
Total debt outstanding at period-end (000)	$125,000		$125,000	$125,000	$125,000	$154,000

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense of 1.61%, 1.85%, 1.36%, 0.37% and 0.20%, for the six months ended January 31, 2025, years ended July 31, 2024, 2023, 2022 and period ended July 31, 2021, respectively. Includes tax expense of 0.01% for the period ended July 31, 2021.

(f)	Annualized.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 191

PGIM Short Duration High Yield Opportunities Fund

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2025

(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Global High Yield Fund, Inc. (“Global High Yield” or “GHY”), PGIM High Yield Bond Fund, Inc. (“High Yield Bond” or “ISD”) and PGIM Short Duration High Yield Opportunities Fund (“Short Duration High Yield Opportunities” or “SDHY”) (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified, closed-end management investment companies. Global High Yield and High Yield Bond were organized as Maryland corporations on July 23, 2012 and November 14, 2011, respectively. Short Duration High Yield Opportunities was organized as a Maryland statutory trust on May 18, 2020.

The Funds have the following investment objective(s):

Fund	Investment Objective(s)
Global High Yield	Provide a high level of current income.
High Yield Bond	Provide a high level of current income.
Short Duration High Yield Opportunities	Provide total return, through a combination of current income and capital appreciation.

During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights.

PGIM Fixed Income Closed-End Funds 193

Notes to Financial Statements (unaudited) (continued)

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of the Funds’ financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. Global High Yield and High Yield Bond Board of Directors and Short Duration High Yield Opportunities Board of Trustees (collectively, the “Board Members”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments. Pursuant to the Board Member’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or sell Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Fixed Income Closed-End Funds 195

Notes to Financial Statements (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board Members. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency. The cash amounts

PGIM Fixed Income Closed-End Funds 197

Notes to Financial Statements (unaudited) (continued)

pledged for forward currency contracts are considered restricted cash and are included in “Cash segregated for counterparty - OTC” in the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Fixed Income Closed-End Funds 199

Notes to Financial Statements (unaudited) (continued)

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Each Fund is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds

PGIM Fixed Income Closed-End Funds 201

Notes to Financial Statements (unaudited) (continued)

until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board Members approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders (for purposes of this report the shareholders of SDHY and the stockholders of ISD and GHY are referred to as “shareholders”). Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income and net capital gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds intend to make a level dividend distribution each month to the holders of common stock of ISD and GHY, and to the holders of common shares of beneficial interest (“common shares”) of SDHY (sometimes collectively referred to herein as “shares”). The level dividend rate may be modified by the Board Members from time to time, and will be based upon the past and projected performance and expenses of the Funds. The Funds intend to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Funds an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of common stock/common shares more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Board Members may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Each Fund has a management agreement with PGIM Investments. Pursuant to these agreements, PGIM Investments has responsibility for all investment advisory services,, supervises the subadviser’s performance of such services and renders administrative services. With respect to ISD and GHY, PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. With respect to SDHY, PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”).

The management fee paid to the Manager is accrued daily and payable monthly, using the average daily value of the Fund’s investable assets at the respective annual rates specified below. “Investable assets” refers to the net assets attributable to the outstanding common stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

Fund	Management Fee
Global High Yield	0.85%
High Yield Bond	0.80
Short Duration High Yield Opportunities	1.00

PGIM Investments, PGIM Limited and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Fixed Income Closed-End Funds 203

Notes to Financial Statements (unaudited) (continued)

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board Members approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global High Yield	$137,357,788	$145,106,928
High Yield Bond	116,818,974	110,034,256
Short Duration High Yield Opportunities	148,048,948	127,962,640

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended January 31, 2025, is presented as follows:

Global High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wb)
$6,335,590	$80,860,877	$84,983,744	$—	$—	$2,212,723	2,212,723	$134,436

High Yield Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$15,491,807	$ —	$119,784	$—	$15,611,591	303,020	$189,281	$7,824

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wa)
$26,115,778	$71,393,496	$78,208,000	$ —	$—	$19,301,274	19,301,274	$394,970	$ —
$26,115,778	$86,885,303	$78,208,000	$119,784	$—	$34,912,865		$584,251	$7,824

 Short Duration High Yield Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investment - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ —	$15,737,318	$ —	$121,105	$—	$15,858,423	307,811	$ 192,274	$7,948

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(1)(wa)
$63,965,096	$71,464,385	$94,650,686	$ —	$—	$40,778,795	40,778,795	$1,030,602	$ —
$63,965,096	$87,201,703	$94,650,686	$121,105	$—	$56,637,218		$1,222,876	$7,948

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global High Yield	$694,514,635	$22,114,835	$(44,465,652)	$(22,350,817)
High Yield Bond	599,593,613	18,525,220	(27,353,649)	(8,828,429)
Short Duration High Yield Opportunities	558,783,156	11,080,430	(7,826,227)	3,254,203

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Fixed Income Closed-End Funds 205

Notes to Financial Statements (unaudited) (continued)

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global High Yield	$156,917,000	$—
High Yield Bond	101,297,000	—
Short Duration High Yield Opportunities	23,067,000	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (July 31, 2025).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Global High Yield	$5,059,000	$—
High Yield Bond	254,000	—
Short Duration High Yield Opportunities	289,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

Global High Yield and High Yield Bond have 1 billion shares of $0.001 par value common stock authorized. Short Duration High Yield Opportunities has authorized an unlimited amount of common shares of beneficial interest with $0.001 par value per share. As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global High Yield	15,615	0.04%
High Yield Bond	15,601	0.1
Short Duration High Yield Opportunities	6,874	0.03

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global High Yield	—	—%
High Yield Bond	—	—
Short Duration High Yield Opportunities	—	—
Unaffiliated:
Global High Yield	6	66.9
High Yield Bond	7	73.2
Short Duration High Yield Opportunities	5	67.5

For the reporting period ended January 31, 2025, the Funds did not issue any shares of common stock/common shares in connection with the Funds’ dividend reinvestment plan.

8.	Borrowings and Re-hypothecation

Each Fund has entered into a committed credit facility agreement (the “Credit Facility”). Global High Yield has entered into a credit facility agreement with BNP Paribas Prime Brokerage, Inc.; High Yield Bond and Short Duration High Yield Opportunities have entered into credit facility agreements with The Bank of Nova Scotia (collectively, the “Financial Institutions”) pursuant to which Global High Yield, High Yield Bond and Short Duration High Yield Opportunities may borrow up to a maximum commitment amount of $300 million, $240 million and $250 million, respectively. The Funds will pay interest in the amount of 0.85% plus the daily Secured Overnight Financing Rate (“SOFR”) on the amount outstanding. Such interest expenses, as well as fees for the Credit Facility (including commitment fees for any portion of the Credit Facility not drawn upon at any time during the period), are disclosed in the Statement of Operations under Interest expense. The Funds’ obligations under the Credit Facility are secured by the assets of the Funds segregated for the purpose of securing the amount borrowed and are indicated in the Schedule of Investments. The purpose of the Credit Facility is to provide the Funds with portfolio leverage and to meet its general cash flow requirements. If the Funds fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Funds may be required to repay immediately, in part or in full, the loan balance outstanding.

Each Fund indicated below utilized the credit facility during the reporting period ended January 31, 2025. The average balance outstanding is for the number of days the Funds utilized the credit facility.The average balance outstanding is for the number of days each Fund utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2025
Global High Yield	$142,663,043	5.64%	184	$145,000,000	$135,000,000
High Yield Bond	120,000,000	5.55	184	120,000,000	120,000,000
Short Duration High Yield Opportunities	125,000,000	5.55	184	125,000,000	125,000,000

PGIM Fixed Income Closed-End Funds 207

Notes to Financial Statements (unaudited) (continued)

Subsequent to the reporting period end, the Credit Facility’s maximum commitment amounts for the High Yield Bond and Short Duration High Yield Opportunities were reduced to $210 million and $200 million, respectively.

Re-hypothecation: The credit facility permits, subject to certain conditions, the Financial Institutions to re-hypothecate, a portion of the portfolio securities segregated by the Funds as collateral. The Funds continue to receive interest on re-hypothecated securities. The Funds also have the right under the agreement to recall the re-hypothecated securities from the Financial Institutions on demand. If the Financial Institutions fail to deliver the recalled security in a timely manner, the Funds will be compensated by the Financial Institutions for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the Financial Institutions, the Funds, upon notice to the Financial Institutions, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Funds will receive a portion of the fees earned by the Financial Institutions in connection with the re-hypothecation of portfolio securities which reduces the interest expense on borrowings. For the reporting period ended January 31, 2025, there were no re-hypothecated securities.

9.	Risks of Investing in the Funds

The following is a summary description of principal risks of investing in the Funds. Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

PGIM Fixed Income Closed-End Funds 209

Notes to Financial Statements (unaudited) (continued)

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Leverage Risk: The Fund may seek to enhance the level of its current distributions to holders of common shares through the use of leverage. The Fund may use leverage through borrowings, including loans from certain financial institutions. The Fund may borrow in amounts up to 33 1/3% (as determined immediately after borrowing) of the Fund’s investable assets. The use of leverage can create special risks. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

Limited Term and Tender Offer Risk (applicable to SDHY only): In accordance with the Fund’s Declaration of Trust (the “Declaration of Trust”), the Fund intends to terminate as of the close of business on the ninth anniversary of the effective date of the Fund’s initial registration statement, which the Fund currently expects to occur on or about November 30, 2029 (the “Dissolution Date”); provided that the Board may, by a vote of a majority of the Board and seventy-five percent (75%) of the members of the Board who either (i) have been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (ii) were nominated to serve as a member of the Board by a majority of the Continuing Trustees (as defined in the Declaration of Trust) then members of the Board (the “75% Requirement”) (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date once for up to six months, which date shall then become the Dissolution Date. Notwithstanding the foregoing, the Board may determine, by a Board Action Vote, to cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all common shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (an “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each common shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as scheduled. If an Eligible Tender Offer is conducted and the number of properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer.

PGIM Fixed Income Closed-End Funds 211

Notes to Financial Statements (unaudited) (continued)

Following the completion of an Eligible Tender Offer, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and cause the Fund to have a perpetual existence. Unless the limited term provision of the Declaration of Trust is amended by the Board and the shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so-called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objective and policies are not designed to seek to return to investors that purchase shares in this offering their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. The Fund generally considers “illiquid securities” to be securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. During the Wind-Down Period, the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund, regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses. Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the Common Shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date. If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. Therefore, the Fund’s early disposition of portfolio investments could accelerate the timing of the Fund’s recognition of taxable income and cause the Fund to make taxable distributions to common shareholders earlier than the Fund otherwise would have. The purchase of Common Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Common Shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause Common Shares to

PGIM Fixed Income Closed-End Funds 213

Notes to Financial Statements (unaudited) (continued)

become thinly traded or otherwise negatively impact secondary trading of Common Shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Common Shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer. The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Common Shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions of no more than six months in total). Following the completion of an Eligible Tender Offer in which the number of tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The Manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the Manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments for any reason, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade order of a given size. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have

PGIM Fixed Income Closed-End Funds 215

Notes to Financial Statements (unaudited) (continued)

difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

Risk of Market Price Discount from Net Asset Value: Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities.

10.	Subsequent Event

The Funds’ management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025 except as discussed below.

Dividends to shareholders: On February 28, 2025, Global High Yield and High Yield Bond declared monthly dividends of $0.105 per share and Short Duration High Yield Opportunities declared monthly dividends of $0.108 per share payable on March 31, 2025, April 30, 2025 and May 30, 2025, respectively, to shareholders of record on March 13, 2025, April 10, 2025 and May 15, 2025, respectively. The ex-dates are March 13, 2025, April 10, 2025 and May 15, 2025, respectively.

Other Information

PGIM GLOBAL HIGH YIELD FUND, INC.

PGIM HIGH YIELD BOND FUND, INC.

PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

Dividend Reinvestment Plan

Unless a common shareholder of SDHY, or a holder of common stock of ISD or GHY (collectively referred to herein as “common shareholders”) elects to receive cash by contacting Computershare Trust Company, N.A, (the “Plan Administrator”), all dividends declared on common shares of SDHY and common stock of ISD and GHY (collectively referred to herein as “Common Shares”) will be automatically reinvested by the Plan Administrator pursuant to the Funds’ Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. The common shareholders who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date. Otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the common shareholders and may reinvest that cash in additional Common Shares.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s Common Shares are registered. Whenever the Funds declare a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price per Common Share plus per share fees (as defined below) is equal to or greater than the NAV per Common Share (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of shares of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date, provided that, if the NAV per Common Share is less than or equal to 95% of the closing market price per Common Share on the payment date,

PGIM Fixed Income Closed-End Funds 217

Other Information (continued)

the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value per Common Share plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. “Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per share purchase price paid by the Plan Administrator for Common Shares may exceed the NAV per Common Share, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in shares of Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open- Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the common shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her Common Shares, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to Common Shares issued directly by the Funds. However, each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to the fees described in the preceding paragraph.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/ investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any Dividend record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry Common Shares and a check for the cash adjustment of any fractional share at the market value per Common Share as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose Dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such Dividends in cash or reinvest them in Common Shares on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may

PGIM Fixed Income Closed-End Funds 219

Other Information (continued)

be terminated by the Funds upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any Dividend by the Fund.

The Funds reserve the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43006, Providence, RI 02940-3006, by calling (toll-free) (800) 451-6788, or through the Plan Administrator’s website www.computershare.com/investor.

US Consumer Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will disclose your personal information within Prudential and your right to opt out of such disclosing.

Protecting Your Personal Information

We maintain physical, electronic, and procedural safeguards to protect your personal information. The people authorized to access your personal information need it to do their jobs, and we require that they keep your information secure and confidential.

Personal Information We Collect

We collect your personal information from you, such as when you fill out applications and other forms, when you visit or enter personal details on our websites, when you respond to our emails, and when you provide information over the telephone. We also collect personal information about you that others give to us. Collectively, this personal information includes, for example:

•	Name
•	Address, email address, telephone number, and other contact information
•	Employment and occupation, demographic, income, and financial information
•	Government ID
•	Transaction history
•	Medical information for insurance applications & products
•	Consumer reports from consumer reporting agencies
•	Participant information from organizations that purchase products or services from us for the benefit of their members or employees
•	Video and audio recordings, and biometric data
•	Information gathered from your internet or network activity
•	Information gathered as part of internal investigations

Using Your Information

We use your personal information for various business purposes, including:

•	Normal everyday business purposes, such as providing services to you and administrating your account or policy
•	Strategic planning and effectuating certain business relationships and partnerships
•	Business research and analysis
•

Data analytics, modeling (such as predictive modeling), the deployment of automated tools, and in certain instances, artificial intelligence in accordance with applicable law or other regulatory guidance

•	Marketing products and services of Prudential and other companies that may interest you
•	Detecting and preventing identity theft, fraud, or misuse of your accounts
•	As required by law

Disclosing Your Information

We may disclose your personal information, including information about your transactions and experiences:

•

Among Prudential companies and with other non-Prudential companies that perform services for us or on our behalf for our everyday business purposes, such as providing services to you, administering your account or policy, and marketing products and services of Prudential and other companies that may interest you.

•

As necessary in connection with business operations, limited information may be disclosed to certain business partners and their service providers in order to effectuate and manage business partnerships.

•	With another financial institution if you agree that your account or policy can be transferred to that company.
•	As permitted or required by law, including, for example, to law enforcement officials and regulators, in response to subpoenas, and to prevent fraud.
•

For those customers who have one of our products through a plan sponsored by an employer or other organization, we will disclose your personal information in a manner consistent with the terms of the plan agreement or consistent with our agreement with you.

•

We may also disclose consumer report information among Prudential companies, which may include information about you from credit reports and certain information that we receive from you and from consumer reporting agencies or other third parties. You can limit this disclosing by following the instructions described in this notice.

Unless you agree otherwise, we do not disclose your personal information with non-Prudential companies for them to market their products or services to you. We may tell you about a product or service that other companies offer and, if you respond, that company will know that we selected you to receive the information. We will not disclose your phone number with non-Prudential companies for the purposes of text messaging. Only Prudential companies who have obtained your prior express written consent will be able to contact you via text messaging.

Note: PGIM, Inc. and its affiliates comprising Prudential’s global investment management businesses do not sell or share Personal Information. PGIM does disclose information internally and with certain third parties. These third parties are our business partners and contractors, and they are bound by contracts, agreements, and monitoring to ensure that your data is treated with utmost protection and respect. Each third-party is carefully vetted, to ensure that they have adequate protection in place to protect your data before we agree to work with them.

Limiting Our Sharing – Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	Visit us online at: https://www.prudential.com/links/privacy-center.
•	Call us at: 1-877-248-4019

Note that you are not able to limit our ability to disclose your personal information among Prudential companies and with other non-Prudential companies for servicing and administration purposes.

Questions?

If you have any questions or concerns about how we protect, use, and disclose your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019. We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

Prudential companies include the following:

Insurance Companies and Insurance Company Separate Accounts: The Prudential Insurance Company of America; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Legacy Insurance Company of New Jersey; Insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential or Pruco (except for insurance company separate accounts sponsored by Prudential Retirement Insurance and Annuity Company (PRIAC), which were transferred to Empower as part of the sale of PRIAC to Empower Annuity Insurance Company of America and are no longer affiliated with Prudential)

Insurance Agencies: Prudential Insurance Agency, LLC;

Broker-Dealers and Registered Investment Advisers: AST Investment Services, Inc.; Prudential Annuities Distributors, Inc.; Pruco Securities, LLC; PGIM, Inc.; Prudential Investment Management Services LLC; PGIM Investments LLC; PGIM Private Placement Investors, L.P.; Prudential Select Strategies LLC; PGIM Quantitative Solutions LLC; Jennison Associates LLC; PGIM Custom Harvest LLC; ; PGIM DC Solutions, LLC ; PGIM Multi-Asset Solutions, LLC, PGIM Real Estate Advisors LLC; Deerpath Capital Management LP; Montana Capital Partners AG

Bank and Trust Companies: Prudential Trust Company

Investment Companies and Other Investment Vehicles: PGIM Funds; Prudential Insurance Funds; All funds that include the following names: Prudential, PCP, PGIM, PEP, PCEP, or PSLO

Other Companies: Prudential Workplace Solutions Group Services, LLC; Prudential Mutual Fund Services LLC; PGIM Real Estate Finance, LLC

Vermont Residents: We will not disclose information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy Ed 1/2025

D6021

∎	MAIL	∎	MAIL (OVERNIGHT)	∎	TELEPHONE
	Computershare		Computershare		(800) 451-6788
	P.O. Box 43078		150 Royall Street	∎	WEBSITE
	Providence, RI		Suite 101		pgim.com/investments
	02940-3078		Canton, MA 02021

PROXY VOTING

The Board of Directors or Trustees (as applicable) of each Fund has delegated to the Fund’s subadviser(s) the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS/TRUSTEES

Ellen S. Alberding (GHY and ISD)• Kevin J. Bannon • Scott E. Benjamin • Barry H. Evans • Keith F. Hartstein • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER(S)	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited (SDHY only)	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Computershare Trust	P.O. Box 43078
	Company, N.A.	Providence, RI 02940-3078

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS/TRUSTEES

Shareholders can communicate directly with the Board of Directors or Trustees (as applicable) by writing to the Chair of the Board, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., and PGIM Short Duration High Yield Opportunities Fund, PGIM Investments, Attn: Board of Directors or Trustees (as applicable), 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director/Trustee by writing to that Director/Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

CERTIFICATIONS

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the required annual certifications and the Funds have also included the certifications of the Funds’ Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Funds’ Form N-CSR filed with the Commission, for the period of this report.

An investor should consider the investment objectives, risks, charges, and expenses of a Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, its shares at market prices.

PGIM FIXED INCOME CLOSED-END FUNDS

Fund	NYSE	CUSIP

PGIM Global High Yield Fund, Inc.	GHY	69346J106

PGIM High Yield Bond Fund, Inc.	ISD	69346H100

PGIM Short Duration High Yield Opportunities Fund	SDHY	69355J104

PICE1000E2

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6  – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 1 of this Form.

Item 7  – Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not

applicable.

Item 8  – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not applicable.

Item 9  – Proxy Disclosures for Open-End Management Investment Companies – Not applicable.

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not applicable.

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – None

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – None

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM Short Duration High Yield Opportunities Fund

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 18, 2025